                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 Madison Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  APRIL 30

Date of reporting period: APRIL 30, 2013

Item 1. Report to Shareholders

ANNUAL REPORT A P R I L 3 0, 2 0 1 3

MARKET VECTORS
MUNICIPAL INCOME ETFs

CEF Municipal Income ETF	XMPTTM
High-Yield Municipal Index ETF	HYDTM
Intermediate Municipal Index ETF	ITMTM
Long Municipal Index ETF	MLNTM
Pre-Refunded Municipal Index ETF	PRB®
Short Municipal Index ETF	SMBTM

MARKET VECTORS MUNICIPAL INCOME ETFs

Dear Shareholder:

The Market Vectors suite of municipal (“muni”) bond fund ETFs has grown dramatically since the first one launched, with total assets under management (AUM) of $2.3 billion as of April 2013. We believe this growth is attributable not only to strong performance and attractive taxable equivalent yields offered by munis in general, but also specifically to the flexibility of our ETF lineup and its low cost relative to other ETFs and mutual funds.

Over the past twelve months, demand for municipal bonds has remained strong, driven by low interest rates and investors’ appetite for yield. Another driver of demand came at the beginning of 2013 when the American Taxpayer Relief Act was signed into law on the second day of the new year, increasing the top U.S. marginal tax bracket from 35% to 39.6%.1 This effectively made munis even more attractive to the country’s highest earners.

2012 marked five years since the first municipal bond ETFs hit the marketplace. Among the first-to-market funds was our Market Vectors Intermediate Municipal Index ETF (ITM). At this milestone, we took the opportunity to engage the independent research firm, Municipal Market Advisors (MMA), to conduct a study on the products’ evolution. I believe the research shows that muni ETFs are being fully embraced and have revolutionized the way investors target tax-exempt income.

During these five years, an interesting shift emerged in how investors have chosen to hold municipals. Over a two-year period, bonds held directly by individuals declined by 10.4% while municipal mutual funds and ETFs assets increased by 19.5% and 61.8%, respectively. The substantial growth of ETF assets in a relatively short period of time is particularly stark. The graph below shows a comparison of the first 23 quarters of muni ETFs’ existence versus that of muni mutual funds’ existence. While ETF assets grew to $12B during that time period, mutual fund assets only grew to $5B in their initial 23 quarter period.

Source: MMA

A couple of key factors stood out behind the sustained growth of muni ETFs:

1.	Muni ETFs are generally lower cost than mutual funds. The average expense ratio for muni ETFs is 0.25%, compared to 0.97% for tax-exempt mutual funds, MMA reported.[2]

2.	Financial advisors are shifting investors’ municipal allocations to ETFs. The MMA study documented that in the six largest muni ETFs, an advisor was recorded as the “holder” of 97% of assets.[3]

You can download a copy of this study by visiting: http://www.vaneck.com/muni-whitepaper

1

MARKET VECTORS MUNICIPAL INCOME ETFs

Market Vectors is proud to be in the forefront of this high-growth investment segment, which has now become a viable alternative to tax-exempt mutual funds for many advisors and investors. On the following pages, you will find the performance record of each of the funds for the annual period ended April 30, 2013. You will also find their financial statements and portfolio information. We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

May 14, 2013

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

2

Market Review

This was an eventful period for the municipal market and investors during which: 1) U.S. income tax rates increased on high-income taxpayers; 2) the fiscal condition of state governments continued to show modest improvements; and 3) headlines focused on a few high-profile municipalities involved in defaults or downgrades.

Municipal investors have continued to reap steady returns and enjoy relatively stable yields. For the twelve month period ending April 30, 2013, the Barclays Municipal Bond Index4 returned 5.19%. The long end of the muni yield curve was even more rewarding, with the 20 year (17-22) component of the Barclay’s Municipal Bond Index5 returning 6.87%. High-yield (non-investment grade) bonds led 2012 full-year performance for the muni market, returning 12.82% on a total return basis, according to Barclays.6

During this period, muni market trends moved through four phases driven by shifting investor sentiment and supply/demand characteristics.

1.	From May through November 2012, strong performance was driven by investment inflows and reports of improving economic and fiscal conditions in many states. The Federal Reserve’s announced increased mortgage bond-buying (“QE3”) in September 2012, pushed interest rates lower and increased fixed income investors’ confidence.

2.	In December 2012, muni flows reversed as investor demand declined. Yields increased and bond prices dropped, in part due to concerns over the “fiscal cliff” debate in Washington.

3.	Munis rallied in January and February 2013 on resolution of the fiscal cliff, higher federal income tax rates, and increased investors demand. Standard & Poor’s raised California’s general obligation bond rating in January following the state’s widely-applauded fiscal belt-tightening initiatives.[7]

4.	In March and April, the market weakened mainly on the traditional tax time selling pressure and increased new issue supply and, including a $2.7 billion offering by California.[8] Standard & Poor’s downgraded bonds of Puerto Rico’s aqueduct and sewer authority to below investment-grade.[9] This had a mildly negative impact on funds and managed portfolios that own Puerto Rico’s bonds, which are attractive to hold due to their triple tax-exempt status. Finally, the market addressed a troublesome proposal contained in the Obama Administration’s 2014 budget proposal, which would cap the value of tax-exempt municipal bond interest at 28%.[10]

In the bigger picture, it has now been almost five years since the 2008 financial crisis, and municipals have been strong performers relative to other asset classes over this period. On a taxable equivalent return basis, Barclays reported that municipals returned 9.10% annually over the five-year period ending April 30, 2013. This was better than all equity asset classes measured and trailed only U.S. high yield bonds (11.11%). High yield municipals provided a taxable equivalent return that outperformed all other asset classes, period. (See graph below.)11

Annualized Returns for the Five-Year Period Ending April 30, 2013

Source: Bloomberg, Barclays Research

3

MARKET VECTORS MUNICIPAL INCOME ETFs

High-Yield (HY) Municipals

High-yield (HY) municipal investments came into their own as a significant asset class in 2012 based on strong performance and competitive yields, which drove demand. The spread between HY munis and investment-grade munis narrowed over the course of the year. As shown in the graph below, the spread stood at 325 basis points on April 30, 2013, near its lowest point since the financial crisis of 2008.12

Source: Barclays Municipal Credit Research

According to Barclays, the best performing sectors of the HY muni universe in 2012 were industrial development revenue/pollution control revenue (IDR/PCR) at 24.7%, education at 15.0%, and housing at 14.7%. The worst performing sector for the year was resource recovery at 6.9%. In the first four months of 2013, the strongest performing sector was water & sewer at 2.6% and the worst was electric at 0.05%. For 2012 and the first four months of 2013, performance for all sectors of the HY universe tracked by Barclays were positive.13

Performance in Market Vectors HYD was driven by the spread contraction between high yield and investment grade municipal bonds. The spread between the Barclays High Yield Municipal Index to the Barclays Investment Grade Municipal Index narrowed from 365 bps to 325 bps over this annual period. Several sectors such as tobacco, where our portfolio had higher exposure as a result of index concentration, posted double digit returns during that one-year period.

Municipals by Maturity

For the twelve month period ending April 30, 2013, investors were rewarded for their exposure to longer muni maturities. However, over the last three months of this period, the best returns were in the seven to ten year maturity range, according to Barclays. As of April 15, 2013, the most attractive muni yield ratios to Treasuries were in short-term issues, as shown in the table below.14

Munis Attractive at Ratios ≥ 100% of U.S. Treasuries

Maturity	Yield Ratios
1 Year	172.40%
2 Year	126.09%
5 Year	105.71%
10 Year	100.00%
20 Year	113.51%
30 Year	100.69%

Source: Bloomberg as of 4/15/13. Ratio of U.S. Treasury yields to AAA municipal yields.

Investment grade municipal bonds held by Market Vectors MLN, ITM, SMB and PRB benefitted during this period from falling rates. This was evident across the yield curve. For example, from April 30, 2012 to April 30, 2013, 5-year muni bond yields were down 26 bps and 30-year muni bond yields down 41 bps. Also, there was significant compression of yields in muni bonds with maturities between 10-15 years. Spreads narrowed from 64 bps to 56 bps year over year, which contributed to performance returns specifically in the intermediate muni bonds held by ITM.

4

Summary

The municipal market has shown resiliency in bouncing back from the financial crisis of 2008, and we can now see clear trends in favor of advisor-supported strategies and managed funds. We believe these will be healthy for maintaining investment demand and market stability. Although the municipal market has had somewhat muted performance since the start of 2012, we believe investors who remain committed to municipal bonds may stand to benefit from historical low volatility, low correlation and taxable equivalent yields offered by the asset class.

To stay up-to-date on trends in the muni market, subscribe to Muni Nation, our weekly blog written by portfolio manager and senior municipal strategist Jim Colby, by calling 888.MKT.VCTR.

*  *  *  *  *  *

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	Tax Policy Center, Tax Provisions in the American Taxpayer Relief Act of 2012 (ATRA), January 9, 2013: www.taxpolicycenter.org/.../412730-Tax-Provisions-in-ATRA.pdf?
[2]	Municipal Market Advisors, Municipal Exchange Traded Funds: Product Evolution and Innovation 2007-12.
[3]	Ibid.
[4]	Barclays Municipal Bond Index is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity of at least one year.
[5]	Ibid.
[6]	Barclays Municipal Indices Monthly, April 2013, May 2, 2013, page 8.
[7]	Bloomberg, California Treasurer Sets $2.7 Billion Bond Sale in March, 2/21/13: www.bloomberg.com/news/2013-02-21/california-treasurer-schedules-2-5-billion-bond-sale.html
[8]	Ibid.
[9]	The Bond Buyer, S&P Downgrades Puerto Rico Aqueduct & Sewer Authority to Junk, 3/26/13:
www.bondbuyer.com/issues/122_59/standard-poors-downgrades-puerto-rico-aquedect-sewer-authority-to-bb-plus-1050107-1.html
[10]	The Bond Buyer, Obama’s Budget Again Includes 28% Cap, Buffett Rule, 4/10/13: www.bondbuyer.com/issues/122_69/obama-budget-includes-28-percent-cap-buffett-rule-aff-bonds-1050526-1.html
[11]	Barclays Municipal Indices Monthly, April 2013, May 2, 2013, page 4.
[12]	Ibid, page 6.
[13]	Ibid, page 7.
[14]	From Muni Nation 4/19/23, sourced to Bloomberg.
5

CEF MUNICIPAL INCOME ETF (XMPT)

PERFORMANCE COMPARISON

April 30, 2013 (unaudited)

	Total Return
	Share Price[1]	NAV	CEFMXTR[2]
One Year	6.96%	7.28%	7.67%
Life* (annualized)	12.92%	12.81%	13.28%
Life* (cumulative)	24.48%	24.28%	25.20%
* since 7/12/11

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors CEF Municipal Income ETF was 7/12/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/12/11) to the first day of secondary market trading in shares of the Fund (7/13/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 1.03% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extentnecessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses,taxes, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until theFund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

6

S-Network Municipal Bond Closed-End Fund IndexSM is calculated and maintained by S-Network Global Indexes, LLC. S-Network does not sponsor, endorse, or promote the Fund and bears no liability with respect to the Fund or any security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	S-Network Municipal Bond Closed-End Fund IndexSM (CEFMXTR) is composed of shares of municipal closed-end funds listed in the United States that are principally engaged in asset management processes designed to produce federally tax-exempt annual yield.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

CEF Municipal Income ETF (XMPT)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for XMPT is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	July 13, 2011* through April 30, 2013
	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	0	0.0%
Greater than or Equal to 1.0% And Less Than 1.5%	1	0.2%
Greater than or Equal to 0.5% And Less Than 1.0%	15	3.3%
Greater than or Equal to 0.0% And Less Than 0.5%	297	65.8%
Greater than or Equal to -0.5% And Less Than 0.0%	130	28.8%
Greater than or Equal to -1.0% And Less Than -0.5%	7	1.5%
Greater than or Equal to -1.5% And Less Than -1.0%	1	0.2%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	1	0.2%
	452	100.0%

*	First day of secondary market trading.
7

HIGH-YIELD MUNICIPAL INDEX ETF (HYD)

PERFORMANCE COMPARISON

April 30, 2013 (unaudited)

	Total Return
	Share Price[1]	NAV	LMEHTR[2]
One Year	9.76%	10.55%	11.59%
Life* (annualized)	12.89%	13.02%	14.01%
Life* (cumulative)	67.09%	67.85%	74.25%
*since 2/4/09

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors High-Yield Municipal Index ETF was 2/4/09.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/4/09) to the first day of secondary market trading in shares of the Fund (2/5/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.35%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

8

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Funds or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays Municipal Custom High Yield Composite Index (LMEHTR) is made up of a 25%/75% blend of investment grade triple-B and non-investment grade munis, and draws 75% of its holdings from bonds issued as part of transaction sizes of $100 million or more. To be included in the Index, bonds must have an outstanding par value of at least $3 million for non-investment grade and $7 million for investment grade; 25% of index in investment-grade triple-B bonds issued as part of transaction sizes of at least $100 million in value; 50% of index in non-investment grade bonds issued as part of transaction of at least $100 million; 25% of index in non-investment grade bonds issued as part of transaction of $20-$100 million in size; fixed rate; nominal maturity of greater than one year; dated-date after 12/31/1990.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

High-Yield Municipal Index ETF (HYD)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for HYD is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	February 5, 2009* through April 30, 2013
	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than or Equal to 3.0%	12	1.1%
Greater than or Equal to 2.5% And Less Than 3.0%	17	1.6%
Greater than or Equal to 2.0% And Less Than 2.5%	37	3.5%
Greater than or Equal to 1.5% And Less Than 2.0%	69	6.5%
Greater than or Equal to 1.0% And Less Than 1.5%	136	12.8%
Greater than or Equal to 0.5% And Less Than 1.0%	234	22.0%
Greater than or Equal to 0.0% And Less Than 0.5%	378	35.4%
Greater than or Equal to -0.5% And Less Than 0.0%	97	9.1%
Greater than or Equal to -1.0% And Less Than -0.5%	44	4.1%
Greater than or Equal to -1.5% And Less Than -1.0%	17	1.6%
Greater than or Equal to -2.0% And Less Than -1.5%	6	0.6%
Greater than or Equal to -2.5% And Less Than -2.0%	4	0.4%
Greater than or Equal to -3.0% And Less Than -2.5%	9	0.8%
Less Than -3.0%	5	0.5%
	1065	100.0%

*	First day of secondary market trading.
9

INTERMEDIATE MUNICIPAL INDEX ETF (ITM)

PERFORMANCE COMPARISON

April 30, 2013 (unaudited)

	Total Return
	Share Price[1]	NAV	LMT2TR2
One Year	5.00%	5.05%	5.69%
Five Year	6.28%	6.32%	7.12%
Life* (annualized)	5.94%	5.92%	6.73%
Life* (cumulative)	36.58%	36.46%	42.24%
*since 12/4/07

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Intermediate Municipal Index ETF was 12/4/07.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/4/07) to the first day of secondary market trading in shares of the Fund (12/6/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.24%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the“Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

10

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays AMT-Free Intermediate Continuous Municipal Index (LMT2TR) is comprised of bonds that must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least six years but less than seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Intermediate Municipal Index ETF (ITM)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for ITM is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	December 6, 2007* through April 30, 2013
	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than or Equal to 3.0%	3	0.2%
Greater than or Equal to 2.5% And Less Than 3.0%	3	0.2%
Greater than or Equal to 2.0% And Less Than 2.5%	5	0.4%
Greater than or Equal to 1.5% And Less Than 2.0%	5	0.4%
Greater than or Equal to 1.0% And Less Than 1.5%	33	2.4%
Greater than or Equal to 0.5% And Less Than 1.0%	131	9.6%
Greater than or Equal to 0.0% And Less Than 0.5%	887	65.5%
Greater than or Equal to -0.5% And Less Than 0.0%	193	14.2%
Greater than or Equal to -1.0% And Less Than -0.5%	53	3.9%
Greater than or Equal to -1.5% And Less Than -1.0%	18	1.3%
Greater than or Equal to -2.0% And Less Than -1.5%	11	0.8%
Greater than or Equal to -2.5% And Less Than -2.0%	7	0.5%
Greater than or Equal to -3.0% And Less Than -2.5%	3	0.2%
Less Than -3.0%	6	0.4%
	1358	100.0%

*	First day of secondary market trading.

11

LONG MUNICIPAL INDEX ETF (MLN)

PERFORMANCE COMPARISON

April 30, 2013 (unaudited)

	Total Return
	Share Price[1]	NAV	LMT3TR2
One Year	6.90%	7.44%	7.92%
Five Year	5.70%	5.64%	7.18%
Life* (annualized)	4.74%	4.80%	6.44%
Life* (cumulative)	27.99%	28.34%	39.45%
*since 1/2/08

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Long Municipal Index ETF was 1/2/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/2/08) to the first day of secondary market trading in shares of the Fund (1/7/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.24%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the“Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

12

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays AMT-Free Long Continuous Municipal Index (LMT3TR) is comprised of bonds that must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Long Municipal Index ETF (MLN)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for MLN is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	January 7, 2008* through April 30, 2013
	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than or Equal to 3.0%	5	0.4%
Greater than or Equal to 2.5% And Less Than 3.0%	2	0.1%
Greater than or Equal to 2.0% And Less Than 2.5%	6	0.4%
Greater than or Equal to 1.5% And Less Than 2.0%	11	0.8%
Greater than or Equal to 1.0% And Less Than 1.5%	17	1.3%
Greater than or Equal to 0.5% And Less Than 1.0%	95	7.1%
Greater than or Equal to 0.0% And Less Than 0.5%	648	48.4%
Greater than or Equal to -0.5% And Less Than 0.0%	269	20.1%
Greater than or Equal to -1.0% And Less Than -0.5%	152	11.4%
Greater than or Equal to -1.5% And Less Than -1.0%	61	4.6%
Greater than or Equal to -2.0% And Less Than -1.5%	37	2.8%
Greater than or Equal to -2.5% And Less Than -2.0%	15	1.1%
Greater than or Equal to -3.0% And Less Than -2.5%	7	0.5%
Less Than -3.0%	13	1.0%
	1338	100.0%

*	First day of secondary market trading.

13

PRE-REFUNDED MUNICIPAL INDEX ETF (PRB)

PERFORMANCE COMPARISON

April 30, 2013 (unaudited)

	Total Return
	Share Price[1]	NAV	LMPETR[2]
One Year	1.60%	1.71%	1.09%
Life* (annualized)	1.94%	2.03%	2.16%
Life* (cumulative)	8.49%	8.91%	9.50%
* since 2/2/09

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Pre-Refunded Municipal Index ETF was 2/2/09.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/2/09) to the first day of secondary market trading in shares of the Fund (2/3/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.24%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the“Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

14

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays Municipal Pre-Refunded–Treasury-Escrowed Index (LMPETR) is comprised of pre-refunded and escrowed-to-maturity municipal securities secured by an escrow or trust account containing obligations that are directly issued or unconditionally guaranteed by the U.S. government. The escrowed securities consist solely of U.S. Treasury obligations. To be included in the Index, bonds must have a nominal maturity of 1-30 years; outstanding par value of at least $7 million; issued as part of transaction of at least $75 million in value; fixed rate coupon and denominated in U.S. dollars.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Pre-Refunded Municipal Index ETF (PRB)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for PRB is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	February 3, 2009* through April 30, 2013
	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	1	0.1%
Greater than or Equal to 1.0% And Less Than 1.5%	0	0.0%
Greater than or Equal to 0.5% And Less Than 1.0%	31	2.9%
Greater than or Equal to 0.0% And Less Than 0.5%	424	39.7%
Greater than or Equal to -0.5% And Less Than 0.0%	441	41.3%
Greater than or Equal to -1.0% And Less Than -0.5%	135	12.7%
Greater than or Equal to -1.5% And Less Than -1.0%	34	3.2%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	1	0.1%
	1067	100.0%

*	First day of secondary market trading.
15

SHORT MUNICIPAL INDEX ETF (SMB)

PERFORMANCE COMPARISON

April 30, 2013 (unaudited)

	Total Return
	Share Price[1]	NAV	LMT1TR2
One Year	1.77%	1.83%	2.20%
Five Year	3.80%	3.74%	4.28%
Life* (annualized)	3.66%	3.61%	4.16%
Life* (cumulative)	20.51%	20.19%	23.56%
* since 2/22/08

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Short Municipal Index ETF was 2/22/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/22/08) to the first day of secondary market trading in shares of the Fund (2/26/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.20%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

16

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays AMT-Free Short Continuous Municipal Index (LMT1TR) is comprised of bonds that must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least one year but less than six years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Short Municipal Index ETF (SMB)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for SMB is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	February 26, 2008* through April 30, 2013
	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	2	0.2%
Greater than or Equal to 1.0% And Less Than 1.5%	19	1.5%
Greater than or Equal to 0.5% And Less Than 1.0%	170	13.0%
Greater than or Equal to 0.0% And Less Than 0.5%	816	62.5%
Greater than or Equal to -0.5% And Less Than 0.0%	171	13.1%
Greater than or Equal to -1.0% And Less Than -0.5%	77	5.9%
Greater than or Equal to -1.5% And Less Than -1.0%	37	2.8%
Greater than or Equal to -2.0% And Less Than -1.5%	6	0.5%
Greater than or Equal to -2.5% And Less Than -2.0%	2	0.2%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	4	0.3%
	1304	100.0%

*	First day of secondary market trading.
17

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2012 to April 30, 2013.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Period*
	Value	Value	Expense Ratio	November 1, 2012-
	November 1, 2012	April 30, 2013	During Period	April 30, 2013
CEF Municipal Income ETF
Actual	$1,000.00	$986.30	0.40%	$1.97
Hypothetical**	$1,000.00	$1,022.81	0.40%	$2.01
High-Yield Municipal Index ETF
Actual	$1,000.00	$1,032.50	0.35%	$1.76
Hypothetical**	$1,000.00	$1,023.06	0.35%	$1.76
Intermediate Municipal Index ETF
Actual	$1,000.00	$1,016.50	0.24%	$1.20
Hypothetical**	$1,000.00	$1,023.60	0.24%	$1.20
Long Municipal Index ETF
Actual	$1,000.00	$1,019.60	0.24%	$1.20
Hypothetical**	$1,000.00	$1,023.60	0.24%	$1.20
Pre-Refunded Municipal Index ETF
Actual	$1,000.00	$1,004.70	0.24%	$1.19
Hypothetical**	$1,000.00	$1,023.60	0.24%	$1.20
Short Municipal Index ETF
Actual	$1,000.00	$1,006.40	0.20%	$0.99
Hypothetical**	$1,000.00	$1,023.80	0.20%	$1.00
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended April 30, 2013) multiplied by the average account value over the period, multiplied by 181 and divided by 365 (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
18

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2013

Number of Shares		Value

CLOSED-END FUNDS: 99.8%
15,070	Alliance Bernstein National Municipal Income Fund, Inc.	$233,886
8,764	BlackRock Investment Quality Municipal Trust, Inc.	141,188
8,784	BlackRock Long-Term Municipal Advantage Trust	109,800
25,198	BlackRock Muni Intermediate Duration Fund, Inc.	406,192
23,695	BlackRock MuniAssets Fund, Inc.	330,782
7,102	BlackRock Municipal 2018 Term Trust	118,248
13,216	BlackRock Municipal 2020 Term Trust	219,914
5,548	BlackRock Municipal Bond Trust	93,428
14,101	BlackRock Municipal Income Quality Trust	223,078
22,858	BlackRock Municipal Income Trust	352,013
11,998	BlackRock Municipal Income Trust II	202,286
40,224	BlackRock Municipal Target Term Trust	917,107
18,070	BlackRock MuniEnhanced Fund, Inc.	228,586
5,770	BlackRock MuniHoldings Fund II, Inc.	96,648
6,483	BlackRock MuniHoldings Fund, Inc.	117,991
24,894	BlackRock MuniHoldings Investment Quality Fund	388,844
13,691	BlackRock MuniHoldings Quality Fund II, Inc.	210,704
8,470	BlackRock MuniHoldings Quality Fund, Inc.	126,372
8,012	BlackRock MuniVest Fund II, Inc.	138,688
28,883	BlackRock MuniVest Fund, Inc.	316,847
21,118	BlackRock MuniYield Fund, Inc.	342,956
7,334	BlackRock MuniYield Investment Fund	122,845
14,796	BlackRock MuniYield Quality Fund II, Inc.	213,210
43,964	BlackRock MuniYield Quality Fund III, Inc.	672,649
16,054	BlackRock MuniYield Quality Fund, Inc.	271,955
10,764	Dreyfus Municipal Income, Inc.	116,036
25,382	Dreyfus Strategic Municipal Bond Fund, Inc.	237,576
32,268	Dreyfus Strategic Municipals, Inc.	305,901
20,054	DWS Municipal Income Trust	298,805
45,076	Eaton Vance Municipal Bond Fund	630,613
10,915	Eaton Vance National Municipal Opportunities Trust	240,130
23,354	Invesco Advantage Municipal Income Trust II	303,368
12,963	Invesco Municipal Income Opportunities Trust	93,593
17,779	Invesco Municipal Opportunity Trust	253,706
25,595	Invesco Municipal Trust	364,985
17,098	Invesco Quality Municipal Income Trust	229,968
28,358	Invesco Trust for Investment Grade Municipals	420,549
34,636	Invesco Value Municipal Income Trust	563,528
17,787	MainStay DefinedTerm Municipal Opportunities Fund	355,740
16,615	MFS High Income Municipal Trust	95,536
20,697	MFS Municipal Income Trust	159,367
9,686	Neuberger Berman Intermediate Municipal Fund, Inc.	158,366
16,213	Nuveen AMT-Free Municipal Income Fund	237,196
Number of Shares		Value

8,410	Nuveen AMT-Free Municipal Value Fund	$147,764
29,069	Nuveen Dividend Advantage Municipal Fund	440,105
23,754	Nuveen Dividend Advantage Municipal Fund 2	362,249
32,954	Nuveen Dividend Advantage Municipal Fund 3	485,412
24,265	Nuveen Dividend Advantage Municipal Income Fund	361,549
9,630	Nuveen Enhanced Municipal Value Fund	156,295
70,016	Nuveen Insured Municipal Opportunity Fund, Inc.	1,056,541
25,581	Nuveen Insured Quality Municipal Fund, Inc.	376,808
22,031	Nuveen Intermediate Duration Municipal Term Fund	300,723
5,431	Nuveen Intermediate Duration Quality Municipal Term Fund	79,510
23,708	Nuveen Investment Quality Municipal Fund, Inc.	382,884
32,378	Nuveen Municipal Advantage Fund	478,871
14,579	Nuveen Municipal High Income Opportunity Fund	202,502
9,698	Nuveen Municipal High Income Opportunity Fund 2	127,238
33,904	Nuveen Municipal Market Opportunity Fund, Inc.	485,844
129,599	Nuveen Municipal Value Fund	1,345,238
44,049	Nuveen Performance Plus Municipal Fund	699,498
14,501	Nuveen Premier Insured Municipal Income Fund, Inc.	219,690
14,669	Nuveen Premier Municipal Income Fund, Inc.	217,835
51,983	Nuveen Premium Income Municipal Fund 2, Inc.	773,507
27,805	Nuveen Premium Income Municipal Fund 4, Inc.	397,612
46,834	Nuveen Premium Income Municipal Fund, Inc.	686,118
27,690	Nuveen Premium Income Municipal Opportunity Fund 2	390,429
40,383	Nuveen Quality Income Municipal Fund, Inc.	610,995
25,452	Nuveen Select Quality Municipal Fund	379,489
10,969	Nuveen Select Tax Free	160,806
11,549	Nuveen Select Tax Free 2	165,151
8,577	Nuveen Select Tax Free 3	127,368
8,963	PIMCO Municipal Income Fund	143,856
26,988	PIMCO Municipal Income Fund II	353,813
11,883	PIMCO Municipal Income Fund III	150,082
8,132	Pioneer Municipal High Income Advantage Trust	128,404
8,303	Pioneer Municipal High Income Trust	133,014
30,315	Putnam Managed Municipal Income Trust	241,004
31,584	Putnam Municipal Opportunities Trust	400,169

See Notes to Financial Statements

19

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

(continued)

Number of Shares		Value

21,577	Western Asset Managed Municipals Fund, Inc.	$318,692
6,323	Western Asset Municipal Defined Opportunity Trust, Inc.	150,298
14,174	Western Asset Municipal High Income Fund, Inc.	110,982
Total Closed-End Funds (Cost: $26,125,523)		25,409,525

MONEY MARKET FUND: 0.1% (Cost: $17,498)
17,498	Dreyfus Government Cash Management Fund	17,498
Total Investments: 99.9% (Cost: $26,143,021)		25,427,023
Other assets less liabilities: 0.1%		35,698
NET ASSETS: 100.0%		$25,462,721

Summary of Investments by Sector (unaudited)	% of Investments	Value
Financial	99.9%	$25,409,525
Money Market Fund	0.1	17,498
	100.0%	$25,427,023

The summary of inputs used to value the Fund’s investments as of April 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$25,409,525	$-	$-	$25,409,525
Money Market Fund	17,498	-	-	17,498
Total	$25,427,023	$-	$-	$25,427,023

See Notes to Financial Statements

20

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2013

Principal Amount		Value

MUNICIPAL BONDS: 98.5%
Alabama: 0.7%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$3,395,000	6.45%, 06/03/13 (c)	$3,410,923
2,400,000	6.45%, 06/03/13 (c)	2,411,256
2,500,000	Colbert County, Alabama Health Care Authority (RB)
	5.75%, 06/03/13 (c)	2,490,325
		8,312,504
Arizona: 3.1%
4,775,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
	5.00%, 02/01/22 (c)	5,201,360
	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB)
4,360,000	5.10%, 10/01/16 (c)	4,430,676
8,500,000	5.20%, 10/01/16 (c)	8,429,960
	Downtown Phoenix Hotel Corp., Series A (RB) (FGIC)
5,000,000	5.00%, 01/01/16 (c)	5,068,000
5,000,000	5.00%, 01/01/16 (c)	5,063,000
	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB)
1,000,000	5.50%, 07/01/17 (c)	1,025,670
1,690,000	5.63%, 07/01/17 (c)	1,703,114
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB)
	5.25%, 10/01/20 (c)	1,534,736
1,000,000	Tempe, Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB)
	6.25%, 12/01/21 (c)	1,097,240
1,500,000	Tucson, Arizona University Medical Center Corp., Hospital Revenue (RB)
	5.00%, 07/01/15 (c)	1,561,305
		35,115,061
California: 8.8%
5,000,000	California Housing Finance Agency, Series G (RB)
	4.95%, 02/01/17 (c)	5,131,850
1,000,000	California Municipal Finance Authority Revenue, Eisenhower Medical Center, Series A (RB)
	5.75%, 07/01/20 (c)	1,106,010
	California Pollution Control Financing Authority (RB)
8,750,000	5.00%, 07/01/22 (c)	9,068,325
9,875,000	5.00%, 07/01/22 (c)	10,115,061
4,000,000	California Statewide Communities Development Authority, Valleycare Health System, Series A (RB)
	5.13%, 07/15/17 (c)	4,083,680

Principal Amount		Value

California: (continued)
	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB)
$1,050,000	5.00%, 07/01/15 (c)	$1,088,672
2,410,000	5.25%, 07/01/15 (c)	2,528,741
3,210,000	5.25%, 07/01/15 (c)	3,346,906
	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB)
750,000	5.15%, 07/01/17 (c)	719,415
500,000	5.25%, 07/01/17 (c)	467,480
	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB)
1,750,000	7.00%, 10/01/26 144A	1,813,105
2,000,000	7.25%, 10/01/18 (c) 144A	2,022,920
5,000,000	7.25%, 10/01/18 (c) 144A	5,012,800
4,500,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB)
	6.00%, 06/03/13 (c)	4,500,495
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
7,500,000	4.50%, 06/01/17 (c)	7,316,400
15,745,000	5.00%, 06/01/17 (c)	14,471,544
5,815,000	5.13%, 06/01/17 (c)	5,094,929
235,000	Hesperia Community Redevelopment Agency, Refinancing and Redevelopment Projects, Series A (TA) (XLCA)
	5.00%, 09/01/15 (c)	232,006
	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA)
800,000	5.00%, 09/01/17 (c)	811,688
3,100,000	5.00%, 09/01/17 (c)	3,108,153
505,000	5.00%, 09/01/17 (c)	492,471
2,515,000	5.50%, 09/01/17 (c)	2,578,931
3,455,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series A (RB)
	4.63%, 06/01/17 (c)	3,459,319
235,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series B (RB)
	5.75%, 06/01/21 (c)	241,709
500,000	Sacramento, California Municipal Utility District Financing Authority, Cosumnes Project (RB) (NATL)
	5.00%, 07/01/16 (c)	555,460
3,600,000	San Buenaventura, California Community Memorial Health System (RB)
	7.50%, 12/01/21 (c)	4,416,048
	San Joaquin Hills Transportation Corridor Agency, Toll Road Refunding Revenue, Series A (RB) (NATL)
310,000	5.38%, 06/03/13 (c)	310,068
3,820,000	5.50%, 06/03/13 (c)	3,821,375

See Notes to Financial Statements

21

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

California: (continued)
$140,000	San Joaquin Hills, California Transportation Corridor Agency, Senior Lien Toll Road (RB)
	5.00%, 06/03/13 (c)	$139,990
1,000,000	Thousand Oaks, California Community Facilities Special Tax, District No. 1994-1 (ST)
	5.38%, 09/01/22 (c)	1,014,940
		99,070,491
Colorado: 1.4%
2,045,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc. (RB)
	4.00%, 12/01/22 (c)	2,070,972
	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB)
1,300,000	5.20%, 07/01/14 (c)	1,313,390
2,700,000	5.30%, 07/01/14 (c)	2,670,786
	Colorado Health Facilities Authority, Senior Residences Project (RB)
1,000,000	6.75%, 06/01/22 (c)	1,077,960
1,500,000	7.00%, 06/01/22 (c)	1,621,155
	Denver, Colorado Special Facilities Airport Revenue, United Air Lines Project, Series A (RB)
5,250,000	5.25%, 10/01/17 (c)	5,376,210
2,000,000	5.75%, 10/01/17 (c)	2,095,660
		16,226,133
Connecticut: 0.4%
1,580,000	Connecticut Resources Recovery Authority (RB)
	6.45%, 06/03/13 (c)	1,581,390
	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
1,149,000	7.00%, 04/01/20 (c)	1,284,674
1,000,000	7.88%, 04/01/20 (c)	1,144,840
		4,010,904
Delaware: 0.7%
6,900,000	Delaware Economic Development Authority, Exempt Facility (RB)
	5.38%, 10/01/20 (c)	7,420,605
District of Columbia: 0.8%
7,675,000	District of Columbia, Provident Group - Howard Properties, LLC Issue (RB)
	5.00%, 10/01/22 (c)	8,056,601
1,500,000	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series B (RB)
	6.13%, 10/01/28 (c) ^	1,341,165
		9,397,766
Florida: 5.6%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB)
	8.00%, 10/01/22 (c)	1,821,942

Principal
Amount		Value

Florida: (continued)
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
$1,530,000	8.00%, 11/15/21 (c)	$1,823,347
1,000,000	8.13%, 11/15/21 (c)	1,185,090
2,000,000	Callaway, Florida Capital Improvement Revenue, Special Capital Extension Project (RB) (ACA)
	5.25%, 08/01/17 (c)	1,978,340
3,000,000	County of Alachua, Florida Retirement Village, Inc. Project, Series A (RB)
	5.63%, 11/15/17 (c)	3,043,590
4,000,000	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB)
	7.63%, 06/15/21 (c)	4,719,520
	Greater Orlando Aviation Authority (RB)
1,500,000	5.00%, 05/15/23 (c)	1,594,875
3,000,000	5.00%, 05/15/23 (c)	3,127,380
	Greater Orlando Aviation Authority, JetBlue Airways Corp. Project (RB)
1,000,000	6.38%, 05/15/13 (c)	1,006,920
4,925,000	6.50%, 05/15/13 (c)	4,959,327
3,000,000	Hillsborough County, Florida Industrial Development Authority Revenue (RB)
	7.13%, 06/03/13 (c)	3,000,870
	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
7,000,000	5.25%, 06/15/17 (c)	7,145,110
2,500,000	5.38%, 06/15/17 (c)	2,521,400
1,000,000	5.75%, 06/15/22 (c)	1,021,980
335,000	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB)
	5.13%, 11/15/16 (c)	345,184
1,200,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA)
	6.50%, 05/01/14 (c)	1,213,788
1,000,000	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
	6.25%, 05/01/14 (c)	1,011,320
	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB)
1,200,000	5.50%, 07/01/17 (c)	1,227,168
3,750,000	5.50%, 07/01/17 (c)	3,822,187
1,100,000	5.70%, 07/01/15 (c)	1,123,408
11,445,000	Stuart, Florida Capital Trust Agency, Stuart Lodge Project, Series B (RB)
	7.38%, 01/01/18 (c)	11,393,612
460,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA)
	6.13%, 05/01/20 (c)	542,492

See Notes to Financial Statements

22

Principal Amount		Value

Florida: (continued)
$1,000,000	Sumter County, Florida Village Community Development District No. 9, Special Assessment Revenue (SA)
	5.50%, 05/01/22 (c)	$1,079,440
2,945,000	Tavares, Florida Osprey Lodge at Lakeview Crest, Series A (RB)
	8.75%, 07/01/16 (c)	3,120,699
		63,828,989
Georgia: 0.5%
4,100,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB)
	6.13%, 09/01/20 (c)	4,804,544
1,000,000	Fulton County Residential Care Facilities for the Elderly Authority, Series B (RB)
	5.00%, 07/01/17 (c)	1,013,420
		5,817,964
Guam: 0.9%
2,750,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP)
	6.88%, 12/01/20 (c)	3,028,080
1,000,000	Guam Government General Obligation, Series A (GO)
	6.75%, 11/15/19 (c)	1,130,350
1,200,000	Guam Government Limited Obligation, Series A (RB)
	5.63%, 12/01/19 (c)	1,324,164
3,850,000	Guam Government Waterworks Authority, Water & Wastewater System (RB)
	5.88%, 07/01/15 (c)	3,993,759
250,000	Guam Power Authority, Series A (RB)
	5.50%, 10/01/20 (c)	278,755
		9,755,108
Hawaii: 0.3%
3,000,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB)
	6.30%, 06/03/13 (c)	3,005,640
Illinois: 5.2%
1,300,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB)
	6.50%, 10/15/20 (c)	1,429,337
	Illinois Finance Authority (RB)
3,800,000	5.13%, 05/15/23 (c)	3,909,554
1,500,000	5.25%, 05/15/23 (c)	1,541,190
	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB)
5,500,000	8.13%, 02/15/20 (c)	5,874,495
4,000,000	8.25%, 02/15/20 (c)	4,283,480
2,175,000	Illinois Finance Authority, Navistar International Corp. Project (RB)
	6.50%, 10/15/20 (c)	2,391,391
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
470,000	8.00%, 05/15/15 (c)	477,064
610,000	8.00%, 05/15/20 (c)	631,112
5,125,000	8.13%, 05/15/20 (c)	5,294,586
4,000,000	8.25%, 05/15/20 (c)	4,152,680
Principal Amount		Value

Illinois: (continued)
$575,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB)
	6.13%, 05/15/19 (c)	$670,726
2,000,000	Illinois Finance Authority, Roosevelt University Project (RB)
	6.50%, 10/01/19 (c)	2,276,580
2,710,000	Illinois Finance Authority, Sherman Health System, Series A (RB)
	5.50%, 08/01/17 (c)	2,972,328
4,070,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB)
	6.00%, 02/15/20 (c)	4,639,881
	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB)
1,565,000	8.00%, 05/15/20 (c)	1,889,988
8,500,000	8.00%, 05/15/20 (c)	10,236,635
1,500,000	Illinois Finance Authority, The Admiral At The Lake Project, Series D-1 (RB)
	7.00%, 05/23/13 (c)	1,504,395
4,000,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB)
	5.75%, 08/01/22 (c)	4,080,040
		58,255,462
Indiana: 2.8%
	Carmel, Indiana, The Barrington of Carmel Project, Series A (RB)
2,000,000	7.13%, 11/15/22 (c)	2,221,320
4,000,000	7.13%, 11/15/22 (c)	4,411,560
2,215,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB)
	6.00%, 12/01/19	2,412,777
	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
1,475,000	5.13%, 08/15/20 (c)	1,609,019
9,000,000	5.50%, 08/15/20 (c)	9,779,940
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
2,000,000	5.00%, 06/01/22 (c)	2,168,360
500,000	5.00%, 06/01/22 (c)	534,200
1,040,000	Indiana Finance Authority, United States Steel Corp. Project (RB)
	5.75%, 08/01/22 (c)	1,060,810
1,320,000	Indiana Health Facility Financing Authority, Hospital Revenue, The Methodist Hospitals, Inc. (RB)
	5.50%, 06/03/13 (c)	1,320,462
	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB)
2,000,000	5.70%, 09/01/17 (c) 144A	2,095,680
3,000,000	5.75%, 09/01/17 (c) 144A	3,136,170
1,160,000	5.80%, 09/01/17 (c) 144A	1,213,975
		31,964,273
Iowa: 2.3%
20,790,000	Iowa Finance Authority, Alcoa, Inc. Project (RB)
	4.75%, 08/01/22 (c)	20,803,929

See Notes to Financial Statements

23

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Iowa: (continued)
$1,500,000	Iowa Finance Authority, Senior Living Facilities, Deerfield Retirement Community, Series A (RB)
	5.50%, 11/15/17 (c)	$1,212,630
1,000,000	Iowa Tobacco Settlement Authority, Series B (RB)
	5.60%, 06/01/17 (c)	999,950
3,000,000	Iowa Tobacco Settlement Authority, Series C (RB)
	5.38%, 06/01/15 (c)	2,901,660
		25,918,169
Kansas: 3.2%
	Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB)
1,000,000	5.00%, 05/15/17 (c)	1,015,660
2,000,000	5.00%, 05/15/17 (c)	2,013,740
30,000,000	Overland Park, Kansas Development Corp. (RB) (AMBAC)
	5.13%, 01/01/17 (c)	30,573,900
2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB)
	6.00%, 12/15/22 (c)	2,564,586
		36,167,886
Kentucky: 1.3%
11,250,000	County of Ohio, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB)
	6.00%, 07/15/20 (c)	11,300,962
1,325,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc. Series A (RB)
	6.38%, 06/01/20 (c)	1,589,523
1,000,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc. Series B (RB)
	6.38%, 06/01/20 (c)	1,199,640
		14,090,125
Louisiana: 1.7%
4,250,000	Lakeshore Village Master Community Development District (SA)
	5.25%, 07/01/17 * § ♦	1,657,500
	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Series A (RB)
910,000	6.50%, 08/01/20 (c)	1,089,088
2,300,000	6.50%, 11/01/20 (c)	2,749,719
11,450,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB)
	6.38%, 12/01/19 (c) 144A	12,474,775
1,050,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB)
	5.38%, 05/15/17 (c)	1,110,890
		19,081,972
Principal Amount		Value

Maine: 0.5%
	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB)
$1,165,000	6.00%, 07/01/21 (c)	$1,402,252
1,000,000	6.75%, 07/01/21 (c)	1,213,090
1,000,000	6.95%, 07/01/21 (c)	1,227,070
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB)
	6.88%, 06/03/13 (c)	2,009,380
		5,851,792
Maryland: 0.6%
2,445,000	Baltimore, Maryland, Convention Center Hotel Revenue, Series A (RB) (XLCA)
	5.25%, 09/01/16 (c)	2,512,335
3,000,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST)
	5.50%, 07/01/20 (c)	3,069,210
2,000,000	Maryland Economic Development Corp., Chesapeake Bay Conference Center Project, Series A (RB)
	5.00%, 12/01/16 (c)	1,437,600
		7,019,145
Massachusetts: 0.4%
3,000,000	Massachusetts Health & Educational Facilities Authority, Milton Hospital Issue, Series D (RB)
	5.50%, 07/01/15 (c)	3,102,810
1,000,000	Massachusetts Port Authority, Delta Air Lines, Inc. Project, Series A (RB) (AMBAC)
	5.00%, 06/03/13 (c)	999,970
		4,102,780
Michigan: 2.0%
1,000,000	Detroit, Michigan, Series A-1 (GO)
	5.00%, 04/01/16	915,200
	Flint, Michigan Hospital Building Authority, Hurley Medical Center (RB)
3,250,000	4.75%, 07/01/23 (c)	3,215,192
990,000	7.38%, 07/01/20 (c)	1,173,170
	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB)
2,510,000	5.25%, 07/01/15 (c)	2,636,379
1,000,000	5.75%, 07/01/15 (c)	1,077,130
3,450,000	6.00%, 07/01/15 (c)	3,677,562
1,500,000	Kentwood, Michigan Economic Development Corp., Holland Home Obligated Group (RB)
	5.63%, 05/15/22 (c)	1,585,305
	Michigan Finance Authority, Senior Tax-Exempt Educational Facility Revenue, St. Catherine of Siena Academy Project, Series A (RB)
1,350,000	7.38%, 10/01/20	1,535,031
1,000,000	8.00%, 10/01/19 (c)	1,134,620
1,040,000	Michigan Tobacco Settlement Finance Authority (RB)
	5.13%, 06/01/17 (c)	976,269

See Notes to Financial Statements

24

Principal Amount		Value

Michigan: (continued)
$5,000,000	Michigan Tobacco Settlement Finance Authority, Series A (RB)
	6.88%, 06/01/18 (c)	$5,206,450
		23,132,308
Minnesota: 1.1%
3,500,000	Saint Paul Housing & Redevelopment Authority (RB)
	5.00%, 05/01/23 (c)	3,510,920
	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB)
500,000	6.00%, 08/01/17 (c)	535,420
500,000	6.00%, 08/01/17 (c)	532,620
2,500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, HealthEast Project (RB)
	6.00%, 11/15/15 (c)	2,696,850
	Wayzata, Minnesota Folkstone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/01/19 (c)	2,402,312
2,500,000	6.00%, 05/01/19 (c)	2,751,450
		12,429,572
Missouri: 0.8%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB)
	5.00%, 08/01/19 (c)	1,019,250
	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB)
2,675,000	6.25%, 01/01/14 (c)	2,730,399
3,500,000	6.50%, 01/01/14 (c)	3,561,565
	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
700,000	5.00%, 06/15/15 (c)	675,976
1,150,000	5.25%, 06/15/15 (c)	1,072,651
570,000	5.35%, 06/15/15 (c)	502,199
		9,562,040
Nebraska: 0.5%
1,700,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB)
	5.00%, 12/01/15	1,812,455
3,510,000	Nebraska Educational Finance Authority, Concordia University Project (RB)
	5.00%, 10/01/15 (c)	3,575,251
		5,387,706
New Jersey: 8.9%
5,150,000	Burlington County Bridge Commission, Burlington County, New Jersey, The Evergreens Project (RB)
	5.63%, 01/01/18 (c)	5,329,529
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
4,860,000	4.88%, 09/15/19	5,003,030
6,100,000	5.25%, 08/20/22 (c)	6,417,810
2,215,000	5.50%, 06/03/13 (c)	2,220,427
4,085,000	5.75%, 09/15/22 (c)	4,222,093
Principal Amount		Value

New Jersey: (continued)
$9,150,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB)
	6.63%, 01/01/16 (c)	$9,375,913
5,300,000	New Jersey Health Care Facilities Financing Authority, Saint Peter’s University System (RB)
	6.25%, 07/01/21 (c)	6,240,114
2,000,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB)
	6.63%, 07/01/18 (c)	2,309,000
	New Jersey Tobacco Settlement Financing Corp., Series A (RB)
34,105,000	5.00%, 06/01/17 (c)	32,508,886
18,500,000	5.00%, 06/01/17 (c)	16,459,820
9,995,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB)
	4.50%, 06/01/17 (c)	9,998,398
1,000,000	Tobacco Settlement Financing Corp., Series A (RB)
	4.63%, 06/01/17 (c)	974,580
		101,059,600
New Mexico: 1.2%
3,160,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB)
	6.25%, 06/01/20 (c)	3,481,846
3,000,000	Otero County, New Mexico Jail Project Revenue (RB)
	6.00%, 10/01/16 (c)	2,798,040
8,000,000	Otero County, New Mexico Jail Project Revenue (RB)
	6.00%, 10/01/16 (c)	6,944,080
		13,223,966
New York: 7.2%
4,010,000	Chautaugua County, New York Industrial Development, NRG Dunkirk Power Project (RB)
	5.88%, 02/01/20 (c)	4,526,127
1,000,000	Erie County, New York Industrial Development Agency Civic Facility, Charter School for Applied Technologies Project, Series A (RB)
	6.75%, 06/01/15 (c)	1,042,480
7,390,000	Erie County, New York Industrial Development Agency, Orchard Park CCRC, Inc. Project, Series A (RB)
	6.00%, 11/15/16 (c)	7,525,976
1,000,000	Hudson Yards Infrastructure Corp. New York, Series A (RB)
	5.00%, 02/15/17 (c)	1,063,980
500,000	Nassau County, New York Project Individual Development Agency, Continuing Care Retirement Home, Amsterdam at Harborside Series A (RB)
	6.70%, 01/01/18 (c)	300,265

See Notes to Financial Statements

25

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New York: (continued)
$2,060,000	New York City Industrial Development Agency, American Airlines, Inc., JFK International Airport Project (RB)
	8.00%, 08/01/16 (c) ♦	$2,371,328
	New York City Industrial Development Agency, British Airways Plc Project (RB)
6,350,000	5.25%, 06/03/13 (c)	6,368,161
5,000,000	7.63%, 06/03/13 (c)	5,078,350
2,000,000	New York City Industrial Development Agency, Civic Facility, Bronx Parking Development Company, LLC Project (RB)
	5.88%, 10/01/17 (c) ♦	780,000
2,000,000	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series A (RB)
	5.00%, 12/01/16 (c)	2,116,580
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,370,000	4.75%, 01/01/17 (c)	1,376,316
9,640,000	5.00%, 01/01/17 (c)	9,823,256
910,000	New York City Industrial Development Agency, Special Facility, JetBlue Airways Corp. Project (RB)
	5.00%, 06/03/13 (c)	909,991
1,000,000	New York City Industrial Development Agency, Vaughn Collage of Aeronautics and Technology Project (RB)
	5.00%, 12/01/16 (c)	1,051,040
1,250,000	New York Suffolk County Industrial Development Agency, Southampton Hospital Association Civic Facility, Series B (RB)
	7.63%, 06/03/13 (c)	1,251,950
	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project (RB)
3,000,000	4.50%, 07/01/22 (c)	3,013,260
11,140,000	5.00%, 07/01/22 (c)	11,519,874
	Suffolk County Industrial Development Agency, Dowling College Civic Facility, Series A (RB) (ACA)
1,295,000	4.75%, 06/01/16 (c)	1,282,516
3,360,000	5.00%, 06/01/16 (c)	3,239,544
	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB)
7,640,000	5.00%, 06/01/16 (c)	6,979,598
9,525,000	5.13%, 06/01/16 (c)	8,492,014
1,500,000	Westchester, New York Tobacco Asset Securitization Corp. (RB)
	5.13%, 06/01/15 (c)	1,443,615
		81,556,221
North Carolina: 0.9%
2,000,000	Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority (RB)
	5.75%, 08/01/15 (c)	1,802,940
Principal Amount		Value

North Carolina: (continued)
$4,000,000	North Carolina Albemarle Hospital Authority, Health Care Facilities (RB)
	5.25%, 10/01/17 (c)	$4,067,440
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	248,871
820,000	5.00%, 03/01/22 (c)	838,147
1,330,000	5.00%, 03/01/22 (c)	1,355,589
1,250,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB)
	6.00%, 01/01/20 (c)	1,333,100
		9,646,087
Ohio: 5.3%
2,500,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed- Senior-Turbo, Series A-2 (RB)
	5.88%, 06/01/17 (c)	2,240,450
	Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB)
3,585,000	5.38%, 06/03/13 (c)	3,595,289
1,000,000	5.70%, 06/03/13 (c)	1,000,540
8,500,000	County of Hamilton, Ohio The Christ Hospital Project (RB)
	5.00%, 06/01/22 (c)	9,068,055
2,300,000	County of Lucas, Ohio Lutheran Homes Society, Inc. Obligated Group Project (RB)
	6.63%, 11/01/20 (c)	2,540,304
6,500,000	Franklin, Ohio, First Community Village Obligated Group (RB)
	5.63%, 07/01/20 (c)	6,455,475
4,920,000	Lorain County, Ohio Port Authority, United States Steel Corp. Project (RB)
	6.75%, 12/01/20 (c)	5,414,952
6,730,000	Ohio Air Quality Development Authority, AK Steel Corp. Project (RB)
	6.75%, 02/01/22 (c)	6,985,336
3,550,000	Ohio State Environmental Facilities, Ford Motor Company Project (RB)
	5.75%, 04/01/15 (c)	3,683,622
5,105,000	Ohio State Higher Educational Facility Commission, Ashland University Project (RB)
	6.25%, 09/01/20 (c)	5,475,878
5,000,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB)
	5.60%, 06/03/13 (c)	4,964,600
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
2,000,000	5.75%, 12/01/22 (c)	2,217,340
5,500,000	6.00%, 12/01/22 (c)	6,108,850
		59,750,691

See Notes to Financial Statements

26

Principal Amount		Value

Oklahoma: 0.4%
$1,500,000	Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
	5.13%, 04/01/22 (c)	$1,525,155
1,000,000	Oklahoma Development Finance Authority, Inverness Village Community (RB)
	6.00%, 01/01/22 (c)	1,081,200
2,900,000	Oklahoma Kingfisher Hospital Authority, Hospital & Sales Tax (RB)
	6.50%, 12/01/17 (c) ♦	2,357,584
		4,963,939
Oregon: 0.1%
	Oregon State Facilities Authority, Concordia University Project, Series A (RB)
650,000	6.13%, 09/01/20 (c) 144A	717,399
750,000	6.38%, 09/01/20 (c) 144A	829,508
		1,546,907
Pennsylvania: 3.1%
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
7,495,000	5.75%, 08/01/22 (c)	7,644,975
1,000,000	6.75%, 12/01/21 (c)	1,114,900
1,000,000	6.88%, 11/01/19 (c)	1,095,350
3,890,000	Butler County, Pennsylvania Industrial Development Authority, Series A (RB)
	6.25%, 06/01/20	3,985,694
6,300,000	Harrisburg, Philadelphia University Revenue, Series B (RB)
	6.00%, 09/01/17 (c) ♦	4,621,932
4,500,000	Lancaster County Hospital Authority, Brethren Village Project, Series A (RB)
	6.50%, 07/01/17 (c)	4,816,575
1,220,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB)
	5.13%, 12/01/15	1,257,491
5,300,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB)
	6.00%, 06/03/13 (c)	5,324,539
	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
490,000	5.50%, 07/01/17 (c)	518,273
4,000,000	5.63%, 07/01/22 (c)	4,343,920
		34,723,649
Puerto Rico: 6.2%
	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB)
13,740,000	5.25%, 07/01/22 (c)	13,185,041
5,350,000	5.75%, 07/01/22 (c)	5,410,241
1,040,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (RB)
	5.00%, 07/01/22 (c)	989,196
7,705,000	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
	6.00%, 07/01/22 (c)	7,900,630
Principal Amount		Value

Puerto Rico: (continued)
$86,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB)
	7.05%, 05/15/15 (c) ^	$6,998,680
3,850,000	Puerto Rico Commonwealth Public Improvement, Series A (GO)
	5.50%, 07/01/22 (c)	3,877,219
7,095,000	Puerto Rico Commonwealth, Public Improvement Refunding (GO)
	5.00%, 07/01/22 (c)	6,715,559
	Puerto Rico Electric Power Authority, Series A (RB)
4,500,000	5.00%, 07/01/22 (c)	4,313,250
2,900,000	5.05%, 07/01/22 (c)	2,822,135
2,500,000	Puerto Rico Electric Power Authority, Series ZZ (RB)
	5.25%, 07/01/20 (c)	2,579,550
1,000,000	Puerto Rico Highway & Transportation Authority (RB)
	5.50%, 07/01/23	1,040,190
820,000	Puerto Rico Highway & Transportation Authority, Series N (RB) (NATL)
	5.25%, 07/01/33	814,900
3,000,000	Puerto Rico Infrastructure Financing Authority (RB)
	5.00%, 07/01/16 (c)	2,755,110
1,470,000	Puerto Rico Public Buildings Authority, Government Facilities (RB) (COMWLTH GTD)
	5.25%, 07/01/14 (c)	1,460,857
9,115,000	Puerto Rico Public Buildings Authority, Government Facilities, Series U (RB) (COMWLTH GTD)
	5.25%, 07/01/22 (c)	8,875,458
85,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Subordinate Series C (RB)
	5.50%, 08/01/20 (c)	89,608
		69,827,624
Rhode Island: 0.6%
5,600,000	Rhode Island Health And Educational Building Corp., Tockwotton Home (RB)
	8.38%, 01/01/21 (c)	6,707,624
South Carolina: 1.5%
	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care Facilities, The Lutheran Homes of South Carolina, Inc. (RB)
4,450,000	5.50%, 05/01/17 (c)	4,602,813
3,100,000	5.63%, 05/01/17 (c)	3,162,620
9,510,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB)
	5.25%, 11/01/16 (c)	9,585,319
		17,350,752

See Notes to Financial Statements

27

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

South Dakota: 0.5%
	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB)
$1,500,000	5.00%, 11/15/16 (c)	$1,538,505
4,275,000	5.00%, 11/15/16 (c)	4,283,122

Tennessee: 0.7%
	Shelby County Health Educational & Housing Facilities Board (RB)
2,000,000	5.25%, 12/01/22 (c)	2,022,420
2,500,000	5.38%, 12/01/22 (c)	2,534,450
3,000,000	5.50%, 09/01/23 (c)	2,918,580
395,000	Sullivan County, Tennessee Health Educational & Housing Facilities Board (RB)
	5.25%, 09/01/16 (c)	424,100
		7,899,550
Texas: 6.4%
1,000,000	Austin, Texas Convention Enterprises Inc., First Tier Series A (RB) (XLCA)
	5.25%, 01/01/17 (c)	1,086,470
1,000,000	Brazoria County, Texas Brazos River Harbor Navigation, Series A-4 (RB)
	5.95%, 05/15/18 (c) (p)	1,155,090
2,255,000	Central Texas Regional Mobility Authority, Senior Lien Revenue (RB)
	6.25%, 01/01/21 (c)	2,658,487
725,000	Decatur Hospital Authority (RB)
	6.38%, 09/01/23 (c)	759,271
1,000,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB)
	4.88%, 10/01/22 (c)	1,034,680
1,000,000	Harris County Cultural Education Facilities Finance Corp (RB)
	5.13%, 01/01/23 (c)	1,003,330
	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB)
705,000	5.00%, 08/15/16	769,987
1,000,000	5.00%, 08/15/17 (c)	1,046,560
2,000,000	Houston, Texas Airport System Revenue, Series E (RB)
	6.75%, 06/03/13 (c)	2,008,180
9,500,000	Houston, Texas Airport System Special Facilities Revenue, Continental Airlines, Inc. Terminal Improvement Projects (RB)
	6.50%, 07/15/21 (c)	10,727,495
3,000,000	Jefferson County Industrial Development Corp., Texas, Port of Beaumont Petroleum Transload Terminal, LLC Project (RB)
	8.25%, 07/01/22 (c)	2,871,900
6,000,000	Love Field Airport Modernization Corp, Southwest Airline Co. (RB)
	5.00%, 11/01/22 (c)	6,584,400
2,000,000	Port of Bay City Authority of Matagorda County, Texas, Hoechst Celanese Corp. Project (RB)
	6.50%, 06/03/13 (c)	2,002,600
Principal Amount		Value

Texas: (continued)
$4,060,000	Red River Authority of Texas, Celanese Project, Series B (RB)
	6.70%, 06/03/13 (c)	$4,096,743
	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB)
1,080,000	7.00%, 12/01/21 (c)	1,152,490
1,000,000	7.25%, 12/01/21 (c)	1,056,210
10,000,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB)
	8.00%, 07/01/22 (c)	10,714,600
2,320,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Air Force Village Obligated Group Project (RB)
	5.13%, 05/15/17 (c)	2,360,925
1,500,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Northwest Senior Housing Corporation - Edgemere Project, Series A (RB)
	6.00%, 11/15/16 (c)	1,593,855
1,050,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB)
	8.00%, 11/15/19 (c)	1,193,031
5,000,000	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB)
	7.00%, 06/30/20 (c)	6,131,300
	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB)
1,035,000	6.00%, 01/01/21 (c)	1,071,484
3,885,000	7.00%, 01/01/21 (c)	4,113,049
3,500,000	7.13%, 01/01/21 (c)	3,668,595
890,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series C (RB)
	5.50%, 06/03/13 (c)	890,276
		71,751,008
Vermont: 0.5%
5,000,000	Burlington, Vermont Airport Revenue, Series A (RB)
	4.00%, 07/01/22 (c)	4,910,500
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB)
	5.40%, 05/01/22 (c)	1,169,223
		6,079,723
Virgin Islands: 0.2%
895,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) (FGIC) (NATL)
	4.25%, 10/01/16 (c)	911,191
1,000,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB)
	6.75%, 10/01/19 (c)	1,157,790
		2,068,981

See Notes to Financial Statements

28

Principal
Amount		Value

Virginia: 3.9%
	Albermarle County, Virginia Economic Development Authority, Series A (RB)
$640,000	4.63%, 01/01/23 (c)	$637,190
2,500,000	5.00%, 01/01/23 (c)	2,553,650
1,520,000	Fairfax County, Virginia Economic Development Authority, Residential Care Facilities Mortgage Revenue (RB)
	5.13%, 10/01/17 (c)	1,595,362
	Fairfax County, Virginia Economic Development Authority, Series A (RB)
1,000,000	5.00%, 12/01/23 (c)	1,026,420
2,000,000	5.00%, 12/01/23 (c)	2,041,120
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,678,216
1,000,000	6.88%, 03/01/21 (c)	1,152,310
	Hanover County Economic Development Authority (RB)
1,500,000	5.00%, 07/01/22 (c)	1,513,065
1,500,000	5.00%, 07/01/22 (c)	1,487,745
1,000,000	Peninsula Ports Authority, Residential Care Facility Revenue, Series C (RB)
	5.40%, 12/01/16 (c)	924,020
9,050,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB)
	5.00%, 06/01/17 (c)	7,650,779
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
5,750,000	5.50%, 07/01/22 (c)	6,267,557
5,000,000	6.00%, 07/01/22 (c)	5,764,550
9,750,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
	5.00%, 01/01/22 (c)	10,046,497
		44,338,481
Washington: 2.1%
3,000,000	Port of Seattle Industrial Development Corp., Delta Air Lines, Inc. Project (RB)
	5.00%, 04/01/23 (c)	3,065,520
750,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB)
	6.25%, 07/01/19 (c)	873,765
4,000,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB)
	6.75%, 10/01/22 (c)	4,154,800
	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB)
2,455,000	5.25%, 01/01/17	2,525,115
4,000,000	5.63%, 01/01/17 (c)	4,061,040
8,800,000	5.63%, 01/01/17 (c)	8,846,904
		23,527,144
Principal
Amount		Value

West Virginia: 1.9%
$2,500,000	Ohio County, West Virginia Commission Special District Excise Tax & Improvement, The Highland Project, Series B (RB)
	5.63%, 03/01/16 (c)	$2,580,425
5,275,000	Philippi, West Virginia, The Philippi Municipal Building Commission, Series A (RB)
	7.75%, 10/01/22 (c)	5,262,076
2,000,000	West Virginia Hospital Finance Authority, Highland Hospital Obligated Group (RB)
	9.13%, 10/01/21 (c)	2,571,340
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
1,500,000	6.50%, 10/01/18 (c)	1,584,345
3,000,000	6.50%, 10/01/18 (c)	3,132,870
6,505,000	6.75%, 10/01/18 (c)	6,834,478
		21,965,534
Wisconsin: 1.3%
4,880,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB)
	5.00%, 07/01/22 (c)	5,124,830
1,500,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series B (RB)
	5.13%, 08/15/16 (c)	1,602,765
3,670,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Services, Inc., Series A (RB)
	5.13%, 08/15/13 (c)	3,712,866
4,000,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community Revenue, The Glenridge on Palmer Ranch, Inc. Project, Series A (RB)
	8.25%, 06/01/21 (c)	4,752,360
		15,192,821
Total Municipal Bonds (Cost: $1,052,435,790)		1,113,926,324

Number of
Shares

MONEY MARKET FUND: 0.2% (Cost: $1,796,240)
1,796,240	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	1,796,240
Total Investments: 98.7% (Cost: $1,054,232,030)		1,115,722,564
Other assets less liabilities: 1.3%		14,818,841
NET ASSETS: 100.0%		$1,130,541,405

See Notes to Financial Statements

29

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. This security may be resold in transactions exempt from registration, unless otherwise noted.
*	Non-income producing
§	Illiquid Security - the aggregate value of illiquid securities is $1,657,500 which represents 0.1% of net assets.
♦	Security in default

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	2.9%	$32,349,712
Development	16.3	181,989,721
Education	3.1	34,465,867
Facilities	2.8	31,420,330
General Obligation	7.2	80,340,094
Higher Education	3.6	39,924,243
Housing	0.3	3,120,699
Medical	22.5	250,914,226
Nursing Homes	13.7	152,807,348
Pollution	5.0	55,489,001
Power	1.1	12,083,886
Single Family Housing	0.4	5,131,850
Tobacco Settlement	12.4	138,915,545
Transportation	5.1	56,949,030
Utilities	0.2	1,812,455
Water	3.2	36,212,317
Money Market Fund	0.2	1,796,240
	100.0%	$1,115,722,564

The summary of inputs used to value the Fund’s investments as of April 30, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Municipal Bonds*	$-	$1,113,926,324	$-	$1,113,926,324
Money Market Fund	1,796,240	-	-	1,796,240
Total	$1,796,240	$1,113,926,324	$-	$1,115,722,564

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

30

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2013

Principal
Amount		Value

MUNICIPAL BONDS: 98.7%
Alabama: 0.2%
	Alabama Public School & College Authority, Capital Improvement, Economic Development and Training Refunding (RB)
$350,000	5.00%, 03/01/21	$437,220
1,000,000	5.00%, 03/01/22	1,270,370
		1,707,590
Arizona: 2.3%
850,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP)
	5.00%, 06/01/22	1,035,487
250,000	Arizona Health Facilities Authority, Series D (RB)
	5.50%, 01/01/18 (c)	292,393
500,000	Arizona State Certificates of Participation, Department of Administration, Series A (CP) (AGM)
	5.00%, 10/01/19	597,465
	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM)
430,000	3.00%, 10/01/18	463,862
500,000	5.00%, 04/01/20 (c)	583,015
	Arizona State Transportation Board, Maricopa County Regional Area Road Fund (RB)
500,000	5.00%, 07/01/20 (c)	616,865
750,000	5.00%, 07/01/20 (c)	921,300
500,000	5.00%, 07/01/19 (c)	593,220
	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB)
350,000	5.00%, 07/01/19	429,923
500,000	5.00%, 07/01/21	628,695
680,000	5.00%, 07/01/21 (c)	836,917
1,000,000	5.00%, 07/01/21 (c)	1,221,470
	Arizona Water Infrastructure Finance Authority, Revenue Water Quality, Series A (RB)
250,000	5.00%, 10/01/18 (c)	300,643
500,000	5.00%, 10/01/18 (c)	594,055
250,000	City of Phoenix, Arizona, Civic Improvement Corp., Wastewater System, Junior Lien (RB) (NATL)
	5.00%, 07/01/17 (c)	288,333
250,000	City of Phoenix, Arizona, Civic Improvement Corp., Wastewater System, Senior Lien (RB)
	5.50%, 07/01/18 (c)	303,778
1,045,000	City of Phoenix, Arizona, Various Purpose, Series A (GO)
	4.00%, 07/01/22 (c)	1,171,696
775,000	City of Phoenix, Arizona, Various Purpose, Series B (GO)
	4.00%, 07/01/22	917,670
1,905,000	Regional Transportation Authority of Pima County, Arizona (RB)
	5.00%, 06/01/21 (c)	2,299,316
Principal
Amount		Value

Arizona: (continued)
	Salt River Project Agricultural Improvement & Power District, Series A (RB)
$1,000,000	5.00%, 12/01/21 (c)	$1,240,720
250,000	5.00%, 01/01/19 (c)	293,458
500,000	5.00%, 12/01/21 (c)	600,660
555,000	Salt River Project Agricultural Improvement & Power District, Series B (RB)
	5.00%, 12/01/19	689,987
		16,920,928
Arkansas: 0.3%
1,850,000	State of Arkansas Federal Highway Grant Anticipation (GO)
	5.00%, 04/01/21	2,343,913
California: 11.0%
1,000,000	California Infrastructure & Economic Development Bank, Broad Museum Project, Series A (RB)
	5.00%, 06/01/21	1,258,390
525,000	California Municipal Finance Authority, Community Hospital of Central California (RB)
	5.25%, 02/01/19 (c)	586,882
	California State Department of Veterans Affairs, Series A (RB)
1,000,000	3.25%, 12/01/20	1,046,540
595,000	3.50%, 06/01/21 (c)	608,971
1,800,000	3.88%, 06/01/21 (c)	1,889,784
500,000	California State Department of Water Resources, Central Valley Project, Series AG (RB)
	5.00%, 12/01/19 (c)	608,170
1,500,000	California State Department of Water Resources, Series N (RB)
	5.00%, 05/01/21	1,899,300
1,000,000	California State Economic Recovery Bonds, Series A (GO)
	5.00%, 07/01/16 (c)	1,117,510
200,000	California State Economic Recovery, Series A (GO)
	5.00%, 07/01/19 (c)	242,750
1,000,000	California State Public Works Board, UCLA Replacement Hospitals, Series F (RB)
	5.00%, 10/01/22	1,260,090
670,000	California State Public Works Board, Various Capital Projects, Series A (RB)
	5.00%, 04/01/19	800,911
300,000	California State Public Works Board, Various Capital Projects, Series G-1 (RB)
	5.00%, 10/01/19 (c)	355,482
	California State Public Works Board, Various University of California Projects, Series G (RB)
300,000	5.00%, 12/01/19	369,759
1,370,000	5.00%, 12/01/21 (c)	1,679,154
505,000	5.00%, 12/01/21 (c)	608,404

See Notes to Financial Statements

31

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

California: (continued)
	California State Various Purpose (GO)
$515,000	3.50%, 02/01/22 (c)	$534,663
825,000	4.00%, 09/01/20	956,431
1,000,000	4.00%, 09/01/21	1,161,860
75,000	5.00%, 11/01/15	83,435
360,000	5.00%, 03/01/19	433,397
500,000	5.00%, 04/01/19	603,030
800,000	5.00%, 09/01/19	973,264
1,000,000	5.00%, 09/01/19	1,216,580
495,000	5.00%, 04/01/19 (c)	591,099
2,000,000	5.00%, 09/01/20	2,455,960
1,500,000	5.00%, 09/01/20	1,841,970
1,250,000	5.00%, 09/01/20	1,534,975
250,000	5.00%, 03/01/18 (c)	291,360
1,000,000	5.00%, 09/01/21	1,238,570
850,000	5.00%, 10/01/21	1,053,175
855,000	5.00%, 10/01/22	1,067,373
320,000	5.00%, 04/01/18 (c)	371,021
500,000	5.00%, 04/01/22 (c)	605,510
1,000,000	5.00%, 09/01/22 (c)	1,219,840
2,000,000	5.00%, 02/01/22 (c)	2,402,660
1,250,000	5.00%, 09/01/18 (c)	1,453,700
580,000	5.00%, 03/01/20 (c)	673,635
1,000,000	5.25%, 10/01/19 (c)	1,224,960
500,000	5.25%, 10/01/19 (c)	609,410
1,000,000	5.25%, 03/01/20 (c)	1,205,010
830,000	5.25%, 09/01/22	1,052,822
1,000,000	5.25%, 10/01/22	1,269,660
500,000	5.25%, 03/01/20 (c)	584,770
2,250,000	California Water Resources Department Power Supply, Series L (RB)
	5.00%, 05/01/20 (c)	2,779,470
	City & County of San Francisco, California, Series R1 (GO)
2,000,000	5.00%, 06/15/20	2,476,880
550,000	5.00%, 12/15/21 (c)	679,992
925,000	City of Los Angeles, California, Series A (GO)
	5.00%, 09/01/19	1,134,124
1,000,000	City of Los Angeles, California, Series B (GO)
	5.00%, 09/01/21	1,255,220
1,050,000	Long Beach, California Bond Finance Authority, Natural Gas Purchase, Series A (RB)
	5.25%, 11/15/18	1,203,016
1,000,000	Los Angeles Department of Water & Power, Series A (RB)
	5.00%, 07/01/21 (c)	1,242,700
250,000	Los Angeles International Airport, Department of Airports, Series A (RB)
	5.00%, 05/15/20 (c)	300,433
1,000,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL)
	5.00%, 08/01/17 (c)	1,138,520
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB)
	5.13%, 08/15/18 (c)	288,300
Principal
Amount		Value

California: (continued)
	Los Angeles, California Unified School District, Series A (GO)
$880,000	2.00%, 07/01/22	$887,357
500,000	4.50%, 07/01/17 (c)	564,165
500,000	Los Angeles, California Unified School District, Series A-1 (GO) (NATL)
	4.50%, 07/01/17 (c)	553,030
1,500,000	Los Angeles, California Wastewater System, Series A (RB)
	5.75%, 06/01/19 (c)	1,837,710
255,000	Los Angeles, California Unified School District, Series A (GO)
	5.00%, 07/01/19 (c)	310,853
750,000	Los Angeles, California Unified School District, Series H (GO) (AGM)
	5.00%, 07/01/17 (c)	867,645
1,000,000	Metropolitan Water District of Southern California, Series C (RB)
	5.00%, 07/01/19	1,232,360
500,000	Orange County, California Sanitation District, Wastewater Refunding, Series A (RB)
	5.00%, 02/01/22	635,860
1,585,000	Palomar Pomerado Health, Series A (GO) (NATL)
	6.00%, 08/01/27 ^	871,908
	Sacramento, California Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC)
1,000,000	5.25%, 12/01/22	1,183,330
500,000	5.25%, 12/01/24	598,505
400,000	5.25%, 12/01/25	477,476
500,000	5.25%, 12/01/26	591,525
	San Diego, California Water Authority, Series A (RB)
500,000	4.50%, 05/01/21 (c)	567,790
500,000	5.00%, 05/01/21 (c)	604,565
1,000,000	San Francisco, California City & County General Hospital Improvement, Series A (GO)
	4.75%, 06/15/19	1,210,720
500,000	San Francisco, California City & County Public Utilities Commission, Series A (RB)
	5.00%, 11/01/19 (c)	587,600
	San Francisco, California City & County Public Utilities Commission, Series B (RB)
500,000	4.00%, 11/01/19 (c)	564,520
500,000	4.00%, 11/01/19 (c)	557,395
	San Francisco, California Public Utilities Commission Water Revenue, Sub-Series A (RB)
1,000,000	5.00%, 11/01/21 (c)	1,226,290
1,250,000	5.00%, 11/01/21 (c)	1,503,725
1,000,000	San Joaquin County, California Transportation Authority, Series A (RB)
	5.00%, 03/01/21 (c)	1,165,880
250,000	San Jose, California Redevelopment Agency, Series D (AMBAC) (TA)
	5.00%, 08/01/17 (c)	262,343

See Notes to Financial Statements

32

Principal
Amount		Value

California: (continued)
	Santa Clara County Financing Authority, Series A (RB)
$365,000	4.00%, 02/01/22 (c)	$403,522
725,000	5.00%, 11/15/18	865,628
2,000,000	5.00%, 02/01/19	2,348,920
1,000,000	Southern California Public Power Authority, Canyon Power Project, Series A (RB)
	5.25%, 01/01/20 (c)	1,185,270
500,000	Southern California Public Power Authority, Windy Point Project (RB)
	5.00%, 07/01/20 (c)	601,080
500,000	University of California, Series Q (RB)
	5.00%, 05/15/17 (c)	581,505
1,775,000	Vernon City, California, Electric System Revenue, Series A (RB)
	5.13%, 08/01/19 (c)	2,014,199
		82,403,568
Colorado: 0.6%
670,000	Colorado Public Authority, Natural Gas Purchase (RB)
	6.13%, 11/15/23	813,923
	Denver, Colorado City & County School District No. 1, Series C (GO) (SAW)
585,000	5.00%, 12/01/22	745,465
375,000	5.00%, 12/01/23	480,536
1,365,000	Joint School District No. 28J in Adams and Arapahoe Counties, Colorado (GO) (SAW)
	5.00%, 12/01/22 (c)	1,723,012
500,000	University of Colorado Enterprise System, Series A (RB)
	4.00%, 06/01/22	593,120
		4,356,056
Connecticut: 2.7%
1,000,000	Connecticut State Health & Educational Facility Authority, Series A (RB)
	5.00%, 07/01/21 (c)	1,157,110
	Connecticut State, Series B (GO)
1,000,000	5.00%, 04/15/22	1,265,310
1,005,000	5.00%, 05/15/21 (c)	1,245,386
2,000,000	5.00%, 04/15/22 (c)	2,474,640
	Connecticut State, Series C (GO)
745,000	5.00%, 12/01/19 (c)	923,539
1,000,000	5.00%, 06/01/22	1,266,880
1,500,000	5.00%, 11/01/18 (c)	1,776,765
300,000	5.75%, 11/01/18 (c)	374,907
300,000	5.75%, 11/01/18 (c)	372,549
	Connecticut State, Series D (GO)
1,100,000	5.00%, 11/01/20	1,373,713
290,000	5.00%, 12/01/17 (c)	338,517
	Connecticut State, Series E (GO)
500,000	5.00%, 12/15/16 (c)	579,175
1,000,000	5.00%, 09/15/22 (c)	1,236,770
480,000	Connecticut State, Series G (GO)
	5.00%, 10/15/22 (c)	598,282
Principal
Amount		Value

Connecticut: (continued)
	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB)
$500,000	5.00%, 12/01/20	$622,475
1,840,000	5.00%, 01/01/23 (c)	2,289,770
1,900,000	University of Connecticut, Series A (RB)
	5.00%, 02/15/21 (c)	2,307,379
		20,203,167
District of Columbia: 0.7%
850,000	District of Columbia, Income Tax Secured Revenue, Series A (RB)
	5.00%, 06/01/20 (c)	1,026,222
1,000,000	District of Columbia, Income Tax Secured Revenue, Series A (RB)
	5.00%, 06/01/20 (c)	1,181,140
	District of Columbia, Income Tax Secured Revenue, Series B (RB)
625,000	5.00%, 12/01/19 (c)	757,162
500,000	5.25%, 12/01/19 (c)	608,280
1,500,000	District of Columbia, Income Tax Secured Revenue, Series G (RB)
	5.00%, 12/01/21 (c)	1,804,560
		5,377,364
Florida: 6.1%
	Citizens Property Insurance Corp., Series A (RB) (AGM)
340,000	4.50%, 06/01/20	401,241
1,000,000	5.00%, 06/01/21	1,216,070
500,000	County of Miami-Dade, Florida, Water & Sewer System Revenue, Series B (RB) (AGM)
	5.25%, 10/01/20	623,890
1,035,000	Florida Department of Management Services, Series A (CP)
	5.00%, 08/01/18 (c)	1,239,930
	Florida State Board of Education, Public Education Capital Outlay, Series A (GO)
500,000	4.00%, 06/01/19 (c)	574,395
500,000	4.75%, 06/01/20 (c)	584,910
330,000	5.00%, 06/01/20	411,041
1,000,000	Florida State Board of Education, Public Education Capital Outlay, Series B (GO)
	5.00%, 06/01/20	1,245,580
	Florida State Board of Education, Public Education Capital Outlay, Series C (GO)
1,170,000	3.00%, 06/01/21 (c)	1,233,589
570,000	4.00%, 06/01/22 (c)	633,173
1,000,000	4.00%, 06/01/21 (c)	1,105,230
1,500,000	5.00%, 06/01/19 (c)	1,797,120
	Florida State Board of Education, Public Education Capital Outlay, Series D (GO)
1,000,000	5.00%, 06/01/22	1,269,760
500,000	5.00%, 06/01/21 (c)	627,470
500,000	5.00%, 06/01/19 (c)	600,685

See Notes to Financial Statements

33

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Florida: (continued)
	Florida State Board of Education, Public Education Capital Outlay, Series E (GO)
$750,000	5.00%, 06/01/21 (c)	$912,052
400,000	5.00%, 06/01/18 (c)	466,768
	Florida State Department of Environmental Protection, Series A (RB)
1,000,000	5.00%, 07/01/21	1,226,520
225,000	5.00%, 07/01/17 (c)	258,269
	Florida State Department of Environmental Protection, Series B (RB)
480,000	5.00%, 07/01/19	582,917
1,600,000	5.00%, 07/01/20	1,950,928
1,000,000	5.00%, 07/01/21	1,226,520
	Florida State Department of Transportation, Full Faith & Credit Right-of-Way, Series A (GO)
1,000,000	5.00%, 07/01/21 (c)	1,248,730
1,000,000	5.00%, 07/01/21 (c)	1,238,420
375,000	Florida State, Board of Education, Series A (GO)
	4.00%, 06/01/21	443,250
1,000,000	Florida State, Board of Education, Series C (GO)
	5.00%, 06/01/19 (c)	1,212,930
730,000	Florida State, Board of Education, Series D (GO)
	5.50%, 06/01/19	919,304
2,000,000	Florida State, Right-of-Way Acquisition & Bridge Construction, Series B (GO)
	5.00%, 07/01/21 (c)	2,476,840
350,000	Jacksonville, Florida Transportation Refunding, Series B (RB)
	5.00%, 10/01/22	431,886
1,500,000	Jacksonville, Florida, Series B (RB)
	5.00%, 10/01/21	1,848,060
2,100,000	Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida (RB)
	4.00%, 11/15/22 (c)	2,128,266
510,000	Miami-Dade County, Florida Aviation, Series A (RB)
	4.88%, 10/01/20 (c)	596,353
	Miami-Dade County, Florida Educational Facilities, Series B (RB) (AMBAC)
250,000	5.25%, 04/01/22	301,065
2,500,000	5.25%, 04/01/24	3,059,200
500,000	Miami-Dade County, Florida School Board, Series A (CP) (AMBAC)
	5.00%, 08/01/18 (c)	582,440
500,000	Miami-Dade County, Florida School Board, Series B (CP) (AGO)
	5.25%, 05/01/18 (c)	579,450
	Miami-Dade County, Florida Seaport General Obligation, Series C (GO)
500,000	5.00%, 10/01/21 (c)	587,235
1,000,000	5.00%, 10/01/21 (c)	1,171,180
250,000	Miami-Dade County, Florida Special Obligation, Capital Asset Acquisition, Series A (RB) (AMBAC)
	5.00%, 04/01/17 (c)	277,578
Principal
Amount		Value

Florida: (continued)
$500,000	Miami-Dade County, Florida Water and Sewer System (RB) (AGM)
	5.00%, 10/01/20 (c)	$583,705
325,000	Miami-Dade County, Florida Water and Sewer System, Series B (RB) (AGM)
	5.25%, 10/01/19	401,239
700,000	Orange County, Florida Tourist Development Tax Revenue (RB)
	5.00%, 10/01/22	837,494
430,000	Orange County, Florida Tourist Development Tax Revenue, Series A (RB) (NATL)
	5.00%, 10/01/17 (c)	494,797
1,750,000	Orlando-Orange County Expressway Authority (RB)
	5.00%, 07/01/22	2,156,122
250,000	Palm Beach County, Florida School Board, Series A (CP) (AGM)
	5.00%, 08/01/15 (c)	272,428
250,000	Polk County, Florida School District (RB) (AGM)
	5.00%, 10/01/17	285,258
250,000	Port Saint Lucie, Florida Utility System Refunding and Improvement (RB) (NATL)
	5.25%, 09/01/21	310,088
250,000	South Miami Health Facilities Authority, Baptist Health South Florida Group (RB)
	5.00%, 08/15/17 (c)	287,848
500,000	Tampa, Florida Board of Education, Public Education Capital Outlay Refunding, Series B (GO)
	4.00%, 06/01/21 (c)	569,840
		45,489,064
Georgia: 2.6%
505,000	Atlanta, Georgia Water & Wastewater Revenue, Series A (RB)
	6.00%, 11/01/19 (c)	637,280
500,000	Cobb County, Georgia Water & Sewerage Improvement (RB)
	3.75%, 07/01/19 (c)	565,650
750,000	DeKalb County, Georgia Hospital Authority (RB)
	5.25%, 09/01/20	876,892
750,000	Fulton County, Georgia Development Authority, Series A (RB)
	5.00%, 10/01/22	909,862
400,000	Fulton County, Georgia Development Authority, Series B (RB)
	4.50%, 03/15/19 (c)	437,676
850,000	Fulton County, Georgia Water and Sewerage Revenue (RB)
	5.00%, 01/01/21	1,052,045
	Georgia State Road & Tollway Authority, Series A (RB)
680,000	5.00%, 06/01/19	827,900
3,295,000	5.00%, 06/01/19	4,026,754
1,000,000	5.00%, 06/01/19 (c)	1,201,290

See Notes to Financial Statements

34

Principal
Amount		Value

Georgia: (continued)
	Georgia State, Series B (GO)
$500,000	5.00%, 01/01/19 (c)	$614,755
400,000	5.00%, 07/01/18 (c)	478,500
500,000	5.00%, 01/01/19 (c)	606,735
	Georgia State, Series C (GO)
1,000,000	5.00%, 07/01/21 (c)	1,269,640
335,000	5.00%, 07/01/21 (c)	420,063
500,000	Georgia State, Series J (GO)
	4.50%, 11/01/21 (c)	612,515
	Gwinnett County, Georgia School District (GO)
655,000	5.00%, 02/01/24	858,168
500,000	5.00%, 02/01/25 (c)	656,300
760,000	Gwinnett County, Water & Sewerage Authority, Series A (RB)
	4.00%, 08/01/19 (c)	881,691
	Main Street Natural Gas, Inc., Gas Project, Series B (RB)
1,000,000	5.00%, 03/15/18	1,128,530
500,000	5.00%, 03/15/20	571,625
305,000	Metropolitan Atlanta Rapid Transit Athority, Refunding Series A (RB)
	3.00%, 07/01/22 (c)	312,875
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A (RB)
	5.00%, 11/01/22	625,690
		19,572,436
Hawaii: 1.4%
	City & County of Honolulu, Hawaii, Series B (GO)
350,000	5.00%, 08/01/21 (c)	436,663
500,000	5.00%, 12/01/20 (c)	611,275
650,000	5.00%, 12/01/20 (c)	791,063
500,000	Hawaii State, Series DK (GO)
	5.00%, 05/01/18 (c)	586,275
500,000	Hawaii State, Series DQ (GO)
	5.00%, 06/01/19 (c)	602,255
	Hawaii State, Series DZ (GO)
800,000	5.00%, 12/01/21 (c)	993,288
1,000,000	5.00%, 12/01/21 (c)	1,236,260
800,000	5.00%, 12/01/21 (c)	982,640
	Hawaii State, Series EA (GO)
2,250,000	5.00%, 12/01/21	2,848,500
1,000,000	5.00%, 12/01/21 (c)	1,249,680
		10,337,899
Illinois: 3.6%
250,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) (AMBAC)
	5.00%, 01/01/16 (c)	276,400
	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM)
500,000	5.00%, 01/01/17 (c)	567,850
500,000	5.00%, 01/01/17 (c)	566,885
500,000	Chicago O’Hare International Airport, 3rd Lien, Series C (RB) (AGO)
	5.25%, 01/01/20 (c)	589,585
500,000	Chicago, Illinois Board of Education, Series F (GO)
	5.00%, 12/01/20	597,220
Principal
Amount		Value

Illinois: (continued)
$1,000,000	Chicago, Illinois Project & Refunding, Series A (GO) (AMBAC)
	5.00%, 01/01/17 (c)	$1,131,850
	Chicago, Illinois Project & Refunding, Series C (GO) (NATL)
300,000	5.00%, 01/01/18 (c)	345,633
250,000	5.00%, 01/01/19 (c)	285,345
70,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307 (RB) (AMBAC)
	5.00%, 12/01/16 (c)	81,047
	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AGO)
500,000	5.25%, 06/01/18 (c)	568,500
750,000	5.25%, 06/01/18 (c)	847,770
250,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5309 (RB) (AGO)
	5.00%, 06/01/16	276,698
	Chicago, Illinois, Series A (GO)
475,000	5.00%, 01/01/20 (c)	543,048
500,000	5.00%, 01/01/20 (c)	567,380
1,000,000	5.00%, 01/01/20 (c)	1,126,980
500,000	5.00%, 01/01/20 (c)	559,630
500,000	City of Chicago, Series C (GO)
	4.00%, 01/01/22	552,735
	Illinois Finance Authority, Trinity Health Credit Group (RB)
1,105,000	5.00%, 12/01/21 (c)	1,287,380
1,035,000	5.00%, 12/01/21 (c)	1,193,044
1,000,000	5.00%, 11/01/19 (c)	1,109,750
	Illinois Railsplitter Tobacco Settlement Authority (RB)
1,350,000	5.25%, 06/01/20	1,629,288
1,300,000	5.38%, 06/01/21	1,594,203
2,600,000	5.50%, 06/01/21 (c)	3,175,770
	Illinois State (GO)
500,000	4.00%, 08/01/22 (c)	519,180
500,000	5.00%, 01/01/19	579,605
1,060,000	5.00%, 08/01/19	1,236,967
500,000	5.00%, 01/01/20	583,590
500,000	5.00%, 01/01/20 (c)	567,055
1,000,000	5.00%, 08/01/22	1,173,610
985,000	5.00%, 08/01/23	1,144,383
1,000,000	Illinois State, Series A (GO)
	4.00%, 01/01/22 (c)	1,052,330
500,000	Illinois State, Series B (GO)
	5.25%, 01/01/18	577,265
395,000	Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308, Capital Appreciation School (GO) (AGM)
	5.61%, 02/01/26 ^	244,177
		27,152,153
Indiana: 0.8%
500,000	Carmel City, Indiana Redevelopment Authority, Series A (RB)
	2.63%, 08/01/22 (c)	493,090

See Notes to Financial Statements

35

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Indiana: (continued)
$250,000	Delaware County, Indiana Hospital, Cardinal Health System Obligation Group (RB)
	5.00%, 08/01/16 (c)	$271,468
825,000	Indiana Finance Authority, Health System Revenue, Series C (RB)
	5.25%, 11/01/18 (c)	956,406
830,000	Indiana Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A (RB)
	5.00%, 05/01/22	991,784
1,000,000	Indiana Finance Authority, Series A (RB)
	5.00%, 02/01/22 (c)	1,255,050
1,000,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series B-1 (RB)
	5.00%, 01/15/20 (c)	1,201,800
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series K (RB)
	5.00%, 06/01/21 (c)	592,915
		5,762,513
Iowa: 0.3%
1,600,000	Iowa Finance Authority (RB)
	5.00%, 08/01/19 (c)	1,969,040
Kansas: 0.3%
	Kansas Development Authority, Department of Commerce, Series K (RB)
1,500,000	4.00%, 12/01/19 (c)	1,676,175
250,000	5.00%, 12/01/19	304,785
260,000	Kansas Developmment Finance Authority, Department of Health and Environment, Series SRF-1 (RB)
	5.00%, 03/01/20 (c)	316,768
		2,297,728
Kentucky: 1.0%
1,535,000	Kentucky Economic Development Finance Authority Hospital, Baptist Healthcare System Obligated, Series A (RB)
	5.63%, 08/15/18 (c)	1,756,255
250,000	Kentucky State Property & Buildings Commission, Project No. 89 (RB) (AGM)
	5.00%, 11/01/18 (c)	288,840
	Kentucky State Property & Buildings Commission, Project No. 90 (RB)
555,000	5.00%, 11/01/18 (c)	670,096
250,000	5.75%, 11/01/18 (c)	313,638
500,000	Kentucky State Property & Buildings Commission, Project No. 93 (RB) (AGO)
	5.25%, 02/01/19 (c)	583,030
500,000	Kentucky State Property & Buildings Commission, Project No. 99, Series A (RB)
	5.00%, 11/01/20 (c)	614,855
	Kentucky State Turnpike Authority, Economic Development Road, Revitalization Projects, Series A (RB)
550,000	5.00%, 07/01/19 (c)	668,288
600,000	5.00%, 07/01/22 (c)	738,126

Principal
Amount		Value

Kentucky: (continued)
$1,300,000	Lexington Fayette Urban County Government Public Facilities Corp., Eastern State Hospital Project, Series A (RB)
	5.25%, 06/01/21 (c)	$1,486,355
500,000	Louisville & Jefferson County, Kentucky Metropolitan Sewer District, Series A (RB)
	5.00%, 11/15/21 (c)	599,770
		7,719,253
Louisiana: 0.3%
	Louisiana State, Series A (GO)
1,000,000	5.00%, 08/01/22	1,274,300
250,000	5.00%, 05/15/20 (c)	308,198
500,000	Louisiana State, Series B (RB)
	5.00%, 05/01/20 (c)	599,620
		2,182,118
Maryland: 1.8%
1,300,000	Anne Arundel County, Maryland (GO)
	5.00%, 04/01/19	1,597,739
1,000,000	Howard County, Maryland, Consolidated Public Improvement (GO)
	5.00%, 08/15/21 (c)	1,249,570
2,045,000	Maryland State & Local Facilities Loan, First Series B (GO)
	3.00%, 03/15/20 (c)	2,180,992
250,000	Maryland State & Local Facilities Loan, Second Series A (GO)
	5.00%, 08/15/17 (c)	291,595
	Maryland State & Local Facilities Loan, Second Series B (GO)
850,000	3.00%, 08/01/19 (c)	917,813
425,000	4.00%, 08/15/19 (c)	497,934
500,000	4.50%, 03/15/19 (c)	585,465
700,000	Maryland State & Local Facilities Loan, Second Series E (GO)
	5.00%, 08/01/18	850,290
	Maryland State Department of Transportation (RB)
2,000,000	4.00%, 02/15/21	2,356,320
500,000	4.00%, 05/15/19 (c)	562,315
250,000	Maryland State Department of Transportation, Second Issue (RB)
	5.00%, 09/01/18 (c)	296,188
	Montgomery & Price George’s Counties, Maryland Washington Suburban Sanitary District, Consolidated Public Improvement (GO)
1,000,000	3.00%, 06/01/21 (c)	1,092,980
750,000	4.13%, 06/01/18 (c)	860,542
250,000	Montgomery County, Maryland Construction Public Improvement, Series A (GO)
	5.00%, 05/01/17 (c)	293,895
		13,633,638
Massachusetts: 2.2%
2,335,000	Commonwealth of Massachusetts, Consolidated Loan, Series A (GO)
	5.00%, 04/01/21 (c)	2,922,696

See Notes to Financial Statements

36

Principal
Amount		Value

Massachusetts: (continued)
$425,000	Commonwealth of Massachusetts, Consolidated Loan, Series D (GO)
	5.00%, 10/01/21 (c)	$526,218
500,000	Massachusetts Bay Transportation Authority, Series A (RB)
	5.25%, 07/01/27	656,110
1,000,000	Massachusetts Commonwealth, Series A (GO)
	5.00%, 04/01/21 (c)	1,194,260
1,300,000	Massachusetts Commonwealth, Series D (GO)
	4.25%, 10/01/21 (c)	1,474,746
	Massachusetts Commonwealth, Series E (GO)
1,150,000	4.00%, 12/01/19 (c)	1,332,551
1,150,000	4.00%, 12/01/19 (c)	1,329,434
500,000	Massachusetts Development Finance Agency, Brandeis University, Series O-2 (RB)
	5.00%, 10/01/19 (c)	571,385
1,000,000	Massachusetts Development Finance Agency, Partners Health Care System Issue, Series K (RB)
	5.00%, 01/18/18 (p)	1,163,210
	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB)
405,000	4.50%, 01/01/19	450,210
400,000	5.15%, 01/01/20 (c)	440,140
500,000	5.50%, 01/01/20 (c)	580,510
500,000	Massachusetts General Obligation Refunding, Series B (GO) (AGM)
	5.25%, 09/01/23	654,200
500,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB) (AMBAC)
	4.50%, 08/15/17 (c)	556,055
250,000	Massachusetts State Health & Education Facilities Authority, Boston Medical Center, Series B (RB)
	4.75%, 07/01/18 (c)	280,360
600,000	Massachusetts State Health & Education Facilities Authority, Harvard University, Series A (RB)
	5.00%, 12/15/19 (c)	726,330
475,000	Massachusetts State Water Pollution Abatement, Pool Program, Series 12 (RB)
	4.35%, 08/01/16 (c)	517,702
1,000,000	Massachusetts State Water Resource Authority, Series A (RB) (AGM)
	5.25%, 08/01/27	1,316,540
		16,692,657
Michigan: 1.5%
3,300,000	City of Detroit, Michigan Distributable State Aid (GO)
	4.50%, 11/01/20 (c)	3,627,690
Principal
Amount		Value

Michigan: (continued)
$1,000,000	Detroit City School District, School Building and Site Improvement, Series A (GO) (Q-SBLF)
	5.00%, 05/01/22 (c)	$1,154,080
	Michigan Finance Authority, Clean Water Revolving Fund (RB)
750,000	5.00%, 10/01/22	959,895
1,000,000	5.00%, 10/01/21 (c)	1,250,490
	Michigan Municipal Board Authority, Clean Water Revolving Fund (RB)
1,000,000	4.63%, 10/01/17 (c)	1,134,260
770,000	5.00%, 10/01/21	975,251
	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL)
250,000	4.52%, 10/15/16 (c) ^	209,308
250,000	4.61%, 10/15/16 (c) ^	219,905
500,000	Michigan State Strategic Fund Limited, Series A (RB) (AGO)
	5.25%, 10/15/18 (c)	574,590
715,000	Wayne County, Michigan Airport Authority (RB) (FGIC) (NATL)
	5.00%, 12/01/17 (c)	809,716
		10,915,185
Minnesota: 0.7%
750,000	Minnesota Agricultural & Economic Development Board, Series C-1 (RB) (AGO)
	5.50%, 02/15/20 (c)	885,450
1,185,000	Minnesota Public Facilities Authority, Series C (RB)
	3.25%, 03/01/20 (c)	1,275,937
2,000,000	Minnesota State, General Fund Appropriation, Series B (RB)
	5.00%, 03/01/22 (c)	2,466,880
500,000	Minnesota State, Various Purpose Refunding, Series F (GO)
	4.00%, 08/01/19	589,580
		5,217,847
Missouri: 1.3%
1,000,000	City of Kansas City, Missouri, Series A (GO)
	5.00%, 02/01/22 (c)	1,243,180
500,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports Complex (RB) (AMBAC)
	5.00%, 12/01/16 (c)	556,665
505,000	Kansas City, Missouri Industrial Development Authority (RB)
	5.50%, 09/01/21 (c)	590,911
1,500,000	Kansas City, Missouri Water Refunding & Improvement Revenue Bonds, Series A (RB) (BHAC)
	5.00%, 12/01/18 (c)	1,800,345
500,000	Missouri Joint Municipal Electric Utility Commission (RB) (NATL)
	5.00%, 01/01/16 (c)	525,375

See Notes to Financial Statements

37

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Missouri: (continued)
	Missouri State Board of Public Buildings, Series A (RB)
$1,000,000	1.00%, 10/01/19 (c)	$771,410
1,200,000	2.50%, 10/01/20 (c)	1,199,988
1,250,000	4.00%, 10/01/19 (c)	1,451,100
1,000,000	Missouri State Highways and Transportation Commission, Senior Lien (RB)
	5.00%, 02/01/17 (c)	1,155,820
		9,294,794
Nebraska: 0.2%
1,000,000	Douglas County, Nebraska School District (GO)
	4.00%, 04/01/20 (c)	1,155,710
Nevada: 0.9%
520,000	Clark County, Nevada Airport System Subordinate Lien, Series C (RB) (AGM)
	5.00%, 07/01/19 (c)	605,727
500,000	Clark County, Nevada Airport System, Senior Series D (RB)
	5.00%, 01/01/20 (c)	582,920
	Clark County, Nevada School District, Series A (GO)
500,000	5.00%, 06/15/18 (c)	587,760
2,000,000	5.00%, 06/15/18 (c)	2,296,700
500,000	5.00%, 06/15/17 (c)	582,385
	Clark County, Nevada School District, Series B (GO)
250,000	5.00%, 12/15/17 (c)	289,610
500,000	5.00%, 12/15/17 (c)	573,195
250,000	Clark County, Nevada School District, Series C (GO)
	5.00%, 12/15/17 (c)	294,138
500,000	Clark County, Nevada, Limited Tax Transportation Refunding, Series A (GO)
	4.00%, 12/01/19 (c)	571,945
		6,384,380
New Hampshire: 0.8%
1,000,000	New Hampshire State, Capital Improvement, Series B (GO)
	5.00%, 11/01/21	1,274,510
	New Hampshire State, Series A (GO)
1,000,000	5.00%, 07/01/20 (c)	1,248,330
500,000	5.00%, 07/01/20 (c)	617,630
2,450,000	5.00%, 07/01/20 (c)	2,998,457
		6,138,927
New Jersey: 4.2%
	County of Union, New Jersey, Series B (GO)
1,000,000	3.00%, 03/01/19	1,102,790
270,000	3.00%, 03/01/21	296,660
1,000,000	3.00%, 03/01/22	1,085,600
650,000	3.00%, 03/01/22 (c)	695,818
2,000,000	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
	5.00%, 06/15/22	2,396,300
Principal
Amount		Value

New Jersey: (continued)
$1,000,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series GG (RB)
	5.25%, 03/01/21 (c)	$1,181,900
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB)
1,000,000	5.00%, 03/01/21	1,215,540
1,000,000	5.00%, 03/01/22	1,222,620
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
	5.25%, 03/01/21 (c)	608,295
575,000	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
	5.00%, 03/01/22	713,420
	New Jersey Environmental Infrastructure, Series A (RB)
975,000	5.25%, 09/01/18 (c)	1,205,441
25,000	5.25%, 09/01/18 (c)	30,703
1,075,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue. Series A (RB)
	4.63%, 07/01/21 (c)	1,218,889
	New Jersey Health Care Facilities Financing Authority, Meridian Health System (RB)
500,000	5.00%, 07/01/22 (c)	604,040
500,000	5.00%, 07/01/22 (c)	584,365
500,000	New Jersey State Educational Facilities Authority, Kean University, Series A (RB)
	5.00%, 09/01/19 (c)	582,905
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB)
	5.25%, 12/15/20	622,255
1,000,000	New Jersey State Transportation Trust Fund Authority, Series D (RB)
	5.00%, 12/15/23	1,238,140
500,000	New Jersey State Turnpike Authority, Series A (RB) (AGM)
	5.25%, 01/01/26	627,380
	New Jersey State Turnpike Authority, Series B (RB)
2,000,000	5.00%, 01/01/20	2,436,460
1,000,000	5.00%, 01/01/23 (c)	1,198,170
300,000	New Jersey State Turnpike Authority, Series H (RB)
	5.00%, 01/01/19 (c)	356,061
	New Jersey State Various Purpose (GO)
500,000	4.00%, 06/01/19 (c)	544,690
500,000	5.00%, 06/01/19 (c)	604,195
500,000	5.00%, 06/01/19 (c)	619,645
1,000,000	New Jersey State, Series Q (GO)
	5.00%, 08/15/20	1,241,390
2,000,000	New Jersey State, Series S (GO)
	5.00%, 08/15/19	2,454,540

See Notes to Financial Statements

38

Principal
Amount		Value

New Jersey: (continued)
	New Jersey Transportation Trust Fund Authority, Series A (RB) (FGIC) (NATL)
$520,000	5.00%, 06/15/16	$586,747
1,000,000	5.25%, 12/15/22	1,257,110
	New Jersey Transportation Trust Fund Authority, Series D (RB)
250,000	5.00%, 12/15/18	298,745
660,000	5.00%, 12/15/24	823,178
880,000	Newark, New Jersey Qualified General Improvement, Series A (GO) (SAW)
	4.00%, 10/01/20 (c)	968,774
960,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB)
	4.50%, 06/01/17 (c)	960,326
		31,583,092
New Mexico: 0.8%
	Albuquerque, New Mexico Municipal School District No. 12, School Building, Series A (GO) (SAW)
500,000	5.00%, 08/01/19 (c)	607,925
1,500,000	5.00%, 08/01/19 (c)	1,807,830
1,000,000	New Mexico Finance Authority State Transportation, Senior Lien, Series A (RB)
	5.00%, 12/15/16 (c)	1,128,780
260,000	New Mexico Finance Authority State Transportation, Senior Lien, Series B (RB)
	5.00%, 06/15/21	328,162
1,590,000	New Mexico Finance Authority, Series C (RB) (NATL)
	5.25%, 06/15/17 (c)	1,863,957
		5,736,654
New York: 17.6%
1,275,000	City of New York, New York, Series B (GO) 5.00%, 08/01/20	1,581,217
1,000,000	City of New York, New York, Series I (GO)
	5.00%, 08/01/22	1,259,720
1,000,000	City of New York, New York, Subseries L-1 (GO)
	5.00%, 04/01/18 (c)	1,180,690
1,250,000	County of Nassau, New York (GO)
	4.00%, 04/01/21 (c)	1,323,862
	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB)
500,000	5.00%, 05/01/19	603,790
500,000	5.00%, 05/01/21 (c)	598,070
500,000	5.25%, 05/01/19 (c)	590,745
250,000	5.75%, 05/01/17 (c)	294,343
250,000	5.75%, 05/01/18 (c)	302,015
	Long Island Power Authority, Electric System, Series A (RB)
1,760,000	5.00%, 04/01/19	2,087,466
1,000,000	5.00%, 05/01/20	1,199,240
500,000	5.25%, 04/01/19 (c)	590,160
Principal
Amount		Value

New York: (continued)
	Long Island Power Authority, Electric System, Series B (RB)
$2,000,000	5.00%, 09/01/22 (c)	$2,358,920
500,000	5.25%, 04/01/19	598,480
1,000,000	Metropolitan Transportation Authority, Series A (RB)
	3.00%, 11/15/22 (c)	993,840
600,000	Metropolitan Transportation Authority, Series B (RB)
	3.00%, 11/15/22 (c)	611,490
	Metropolitan Transportation Authority, Series D (RB)
650,000	5.00%, 11/15/20	796,432
285,000	5.00%, 11/15/21	351,767
	Metropolitan Transportation Authority, Series F (RB)
845,000	3.13%, 11/15/22 (c)	869,978
1,000,000	5.00%, 11/15/22	1,237,670
1,000,000	5.00%, 11/15/22 (c)	1,176,540
2,000,000	Nassau County, New York General Improvement, Series A (GO)
	5.00%, 04/01/20	2,408,360
850,000	Nassau County, New York General Improvement, Series C (GO)
	4.00%, 10/01/20 (c)	936,360
	Nassau County, New York Interim Finance Authority, Series A (RB)
475,000	4.50%, 05/15/19 (c)	541,595
1,000,000	5.00%, 05/15/19 (c)	1,219,220
250,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB)
	5.63%, 06/15/18 (c)	304,045
450,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-1 (RB)
	5.25%, 02/01/21 (c)	565,447
	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (FGIC) (NATL) (SAW)
600,000	5.00%, 01/15/17 (c)	692,160
500,000	5.00%, 07/15/20	613,640
1,060,000	5.00%, 07/15/21 (c)	1,315,661
1,000,000	5.00%, 07/15/22	1,245,220
250,000	5.00%, 01/15/17 (c)	282,820
500,000	5.00%, 01/15/18 (c)	578,630
500,000	5.00%, 01/15/18 (c)	571,300
500,000	New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW)
	4.00%, 07/15/21 (c)	546,740
275,000	New York City Transitional Finance Authority, Building Aid, Series S-3 (RB) (SAW)
	5.25%, 01/15/19 (c)	325,353
700,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A (RB)
	5.00%, 11/01/21	885,787

See Notes to Financial Statements

39

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

New York: (continued)
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
$1,000,000	5.00%, 11/01/20	$1,251,240
725,000	5.00%, 11/01/21 (c)	897,332
1,500,000	5.00%, 11/01/21 (c)	1,822,500
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
400,000	5.00%, 05/01/17 (c)	465,400
500,000	5.00%, 05/01/17 (c)	576,000
1,000,000	5.00%, 02/01/21 (c)	1,221,440
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB)
500,000	5.00%, 05/01/20 (c)	609,850
1,000,000	5.00%, 05/01/20 (c)	1,202,140
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E (RB)
	5.00%, 11/01/18	1,213,930
425,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
	5.00%, 02/01/22	538,500
500,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB)
	5.00%, 05/01/21	628,805
500,000	New York City, Series A-1 (GO)
	5.00%, 08/01/17	587,690
	New York City, Series B (GO)
500,000	5.00%, 08/01/17	587,690
900,000	5.00%, 08/01/19	1,099,089
550,000	5.00%, 08/01/21 (c)	681,895
	New York City, Series C (GO)
470,000	5.00%, 08/01/19	573,969
250,000	5.00%, 08/01/19 (c)	303,628
1,005,000	5.25%, 08/01/18	1,221,537
250,000	New York City, Series D-1 (GO)
	5.13%, 12/01/17 (c)	297,885
	New York City, Series E (GO)
1,000,000	5.00%, 08/01/19 (c)	1,193,390
500,000	5.00%, 08/01/20 (c)	591,425
500,000	5.00%, 08/01/19 (c)	594,085
	New York City, Series G (GO)
985,000	5.00%, 08/01/17 (c)	1,155,947
375,000	5.00%, 08/01/17 (c)	438,881
1,000,000	New York City, Series I (GO)
	5.00%, 08/01/22 (c)	1,238,700
250,000	New York City, Series I-1 (GO)
	5.00%, 04/01/16 (c)	280,383
500,000	New York City, Series J-1 (GO)
	5.00%, 05/15/19 (c)	603,470
500,000	New York City, Sub Series C-1 (GO)
	5.00%, 10/01/17 (c)	588,455
250,000	New York City, Sub Series F-1 (GO) (XLCA)
	5.00%, 09/01/15 (c)	274,105
800,000	New York City, Sub Series G-1 (GO)
	5.00%, 04/01/22	1,004,640
Principal
Amount		Value

New York: (continued)
$500,000	New York City, Sub Series J-1 (GO)
	5.00%, 06/01/16 (c)	$564,040
500,000	New York City, Sub Series L-1 (GO)
	5.00%, 04/01/18 (c)	587,995
475,000	New York Local Government Assistant Corp., Series A (RB)
	4.00%, 04/01/20 (c)	532,769
1,000,000	New York State Brodge Authority (RB)
	4.00%, 01/01/21	1,148,280
250,000	New York State Dormitory Authority, Non State Supported Debt School, District Financing Program, Series A (RB) (AGM)
	5.25%, 10/01/17	294,433
740,000	New York State Dormitory Authority, School Districts Revenue, Series F (RB) (AGM) (SAW)
	5.00%, 10/01/19	903,814
	New York State Dormitory Authority, State Consolidating Service Contract, Series A (RB)
375,000	5.00%, 07/01/18	449,430
500,000	5.00%, 07/01/19 (c)	581,805
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
500,000	5.00%, 12/15/17	596,495
500,000	5.00%, 03/15/18 (c)	589,810
750,000	5.00%, 03/15/21 (c)	927,772
775,000	5.00%, 12/15/22	983,676
2,000,000	5.00%, 12/15/22 (c)	2,524,500
295,000	5.00%, 03/15/18 (c)	345,244
950,000	5.00%, 12/15/22 (c)	1,154,592
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
500,000	5.00%, 02/15/18	596,280
500,000	5.00%, 03/15/21 (c)	606,645
500,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
	5.00%, 02/15/18	596,280
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
	5.00%, 03/15/18 (c)	1,180,660
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
500,000	5.00%, 06/15/16	569,325
500,000	5.00%, 06/15/18	601,450
500,000	5.00%, 02/15/20	617,905
1,625,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
	5.00%, 08/15/21 (c)	1,988,447
250,000	New York State Dormitory Authority, State Personal Income Tax, Series F (RB) (AMBAC)
	5.00%, 03/15/15 (c)	269,365

See Notes to Financial Statements

40

Principal
Amount		Value

New York: (continued)
$1,000,000	New York State Dormitory Authority, State University Educational Facilities Issue, Series A (RB)
	5.00%, 05/15/19	$1,215,330
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
250,000	4.75%, 06/15/16 (c)	278,043
6,000,000	5.00%, 06/15/22 (c)	7,601,760
1,000,000	5.00%, 06/15/22 (c)	1,257,400
500,000	5.00%, 06/15/18 (c)	582,655
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB)
500,000	4.50%, 06/15/17 (c)	556,905
500,000	5.00%, 06/15/16 (c)	560,560
500,000	New York State Municipal Bond Bank Agency, Series C (RB) (AGO)
	5.00%, 02/15/17	576,885
415,000	New York State Thruway Authority, Local Highway & Bridge Service (RB)
	5.00%, 04/01/19	505,254
	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (AMBAC)
500,000	4.25%, 04/01/16 (c)	547,410
250,000	5.00%, 10/01/15 (c)	277,375
400,000	5.00%, 09/15/18 (c)	479,688
1,555,000	5.00%, 09/15/20 (c)	1,925,867
350,000	5.00%, 04/01/18 (c)	410,505
1,000,000	5.00%, 04/01/18 (c)	1,169,750
250,000	5.00%, 04/01/16 (c)	279,690
	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB)
1,000,000	5.00%, 04/01/20 (c)	1,212,850
250,000	5.00%, 04/01/21 (c)	307,910
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B (RB)
	5.00%, 10/01/18 (c)	1,178,960
500,000	New York State Thruway Authority, Series H (RB) (NATL)
	5.00%, 01/01/18 (c)	578,735
	New York State Thruway Authority, Series I (RB)
1,000,000	5.00%, 01/01/22 (c)	1,210,910
2,000,000	5.00%, 01/01/22 (c)	2,378,580
	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB)
500,000	5.00%, 03/15/19	609,850
1,000,000	5.00%, 03/15/21	1,251,200
2,250,000	5.00%, 03/15/21 (c)	2,750,017
525,000	5.00%, 09/15/18 (c)	618,807
500,000	5.00%, 09/15/20 (c)	602,260
500,000	5.25%, 03/15/19 (c)	606,480
500,000	5.25%, 09/15/17 (c)	586,590
1,000,000	5.25%, 09/15/17 (c)	1,169,450
Principal
Amount		Value

New York: (continued)
$510,000	New York State Urban Development Corp., Service Contract, Series D (RB)
	5.50%, 01/01/19	$625,597
1,000,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB)
	5.00%, 12/15/18	1,217,930
1,000,000	New York State Urban Development Corp., State Personal Income, Economic Development & Housing, Series A-1 (RB)
	5.00%, 12/15/16	1,158,740
	New York State Urban Development Corp., State Personal Income, Series A (RB)
1,000,000	4.00%, 03/15/21 (c)	1,129,350
700,000	4.00%, 03/15/21 (c)	781,431
	New York State Urban Development Corp., State Personal Income, Series C (RB)
500,000	3.00%, 12/15/16	543,615
500,000	5.00%, 12/15/17	596,495
	New York State, Series A (GO)
500,000	3.00%, 03/01/17	545,140
1,000,000	3.00%, 03/01/19	1,111,140
500,000	3.50%, 02/15/21 (c)	558,000
1,050,000	4.00%, 02/15/21 (c)	1,163,095
	New York State, Series E (GO)
800,000	4.00%, 12/15/21 (c)	894,464
1,000,000	4.00%, 12/15/21 (c)	1,103,370
500,000	New York Triborough Bridge & Tunnel Authority, Series D (RB)
	5.00%, 11/15/18 (c)	576,785
500,000	Oyster Bay, New York Public Improvement (GO)
	3.50%, 08/15/17 (c)	518,115
1,000,000	Suffolk County, New York Public Improvement, Series A (GO)
	4.00%, 05/15/19 (c)	1,045,240
	Suffolk County, New York Public Improvement, Series C (GO)
1,000,000	4.00%, 10/15/19	1,118,530
500,000	4.00%, 10/15/19 (c)	532,440
	Triborough Bridge & Tunnel Authority, Series A (RB)
1,000,000	5.00%, 11/15/19	1,239,510
800,000	5.00%, 05/15/23 (c)	997,416
455,000	5.00%, 01/01/22 (c)	554,154
	Triborough Bridge & Tunnel Authority, Series B (RB)
1,500,000	5.00%, 11/15/22	1,908,210
1,000,000	5.00%, 11/15/22 (c)	1,255,260
500,000	5.00%, 11/15/22 (c)	612,575
		131,668,064
North Carolina: 1.9%
500,000	North Carolina Eastern Municipal Power Agency, Series A (RB)
	5.00%, 01/01/21	616,830
1,420,000	North Carolina Eastern Municipal Power Agency, Series D (RB)
	5.00%, 01/01/21	1,751,797

See Notes to Financial Statements

41

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

North Carolina: (continued)
	North Carolina Municipal Power Agency No. 1, Series B (RB)
$1,000,000	5.00%, 01/01/22 (c)	$1,179,070
1,000,000	5.00%, 01/01/22 (c)	1,173,160
	North Carolina State Capital Improvement Limited Obligation Bonds, Series A (RB)
500,000	4.50%, 05/01/20 (c)	583,345
500,000	5.00%, 05/01/20 (c)	618,785
	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB)
2,250,000	5.00%, 11/01/18	2,724,637
2,520,000	5.00%, 11/01/21 (c)	3,148,060
575,000	North Carolina State Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/19	697,981
1,000,000	North Carolina State, Department of State Treasurer, Great Anticipation Revenue (RB) 5.00%, 03/01/18	1,187,530
400,000	North Carolina State, Series C (GO) 5.00%, 05/01/22	516,220
		14,197,415
Ohio: 2.8%
	City of Columbus, Various Purpose, Series A (GO)
450,000	4.25%, 09/01/17 (c)	500,661
900,000	5.00%, 12/15/16 (c)	1,039,707
1,000,000	5.00%, 08/15/22 (c)	1,249,150
2,470,000	County of Hamilton, Ohio Healthcare Facilities, The Christ Hospital Project (RB) (AGM) 4.00%, 06/01/22 (c)	2,509,471
530,000	Kent State University, Series B (RB) (AGO) 5.00%, 05/01/19 (c)	613,236
	Ohio State Common Schools, Series A (GO)
750,000	5.00%, 09/15/22	956,002
1,175,000	5.00%, 09/15/23	1,507,325
1,750,000	Ohio State Common Schools, Series B (GO) 4.00%, 09/15/21 (c)	1,933,120
450,000	Ohio State, Higher Education, Series A (GO) 4.00%, 08/01/18	520,047
500,000	Ohio State, Higher Education, Series C (GO) 4.25%, 08/01/22	595,905
5,525,000	Ohio State, Major New State Infrastructure Project, Series 1 (RB) 5.00%, 12/15/21	6,950,284
250,000	Ohio State, Major New State Infrastructure Project, Series 2008-1 (RB) 6.00%, 06/15/17	301,410
1,150,000	Ohio State, Turnpike Commission, Series A (RB) 5.25%, 02/15/27	1,476,393

Principal Amount		Value

Ohio: (continued)
$500,000	University of Akron, Series A (RB) (AGM) 5.00%, 01/01/20	$601,395
		20,754,106
Oklahoma: 0.1%
	Grand River Dam Authority, Series A (RB) (BHAC)
250,000	5.00%, 06/01/18 (c)	298,430
500,000	5.00%, 06/01/18 (c)	592,780
		891,210
Oregon: 1.6%
2,000,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, Series B (GO) (SBG) 4.00%, 06/15/22 (c)	2,276,380
1,040,000	Deschutes County, Oregon, Administrative School District No. 1 (GO) (SBG) 4.00%, 06/15/21	1,225,796
1,000,000	Marion & Polk Counties, Oregon Salem-Keizer School District No. 24J, Series B (GO) (SBG) 4.26%, 06/15/22 ^	825,100
	Oregon Administrative Services, Oregon State Lottery, Series A (RB)
500,000	5.00%, 04/01/19 (c)	593,030
750,000	5.00%, 04/01/17 (c)	856,710
1,000,000	5.25%, 04/01/19 (c)	1,195,100
500,000	Oregon Community College District, Portland (GO) 5.00%, 06/15/19 (c)	598,995
1,500,000	Oregon State, Series F (GO) 5.00%, 05/01/23 (c)	1,904,265
250,000	Port Portland, Oregon International Airport, Series 19 (RB) 5.25%, 07/01/18 (c)	287,660
	Portland, Oregon Sewer System, Series A (RB)
475,000	4.25%, 03/01/20 (c)	539,310
575,000	5.00%, 03/01/20 (c)	684,969
675,000	Portland, Oregon Sewer System, Series B (RB) (AGM) 5.00%, 06/15/18 (c)	788,029
		11,775,344
Pennsylvania: 2.9%
500,000	Allegheny County, Pennsylvania Airport Authority, Series B (RB) (AGM) 5.00%, 01/01/18 (c)	574,110
500,000	Commonwealth of Pennsylvania, First Refunding Series (GO) 4.00%, 07/01/23	591,025
	Commonwealth of Pennsylvania, First Series (GO)
500,000	5.00%, 02/15/19	609,590
1,000,000	5.00%, 11/15/19	1,238,090
420,000	5.00%, 06/01/21	529,250
2,000,000	5.00%, 06/01/22	2,543,360
2,000,000	5.00%, 11/15/21 (c)	2,502,360
1,000,000	5.00%, 06/01/22 (c)	1,261,150

See Notes to Financial Statements

42

Principal Amount		Value

Pennsylvania: (continued)
$250,000	Commonwealth of Pennsylvania, Second Refunding Series (GO) 5.00%, 07/01/19	$307,253
	Commonwealth of Pennsylvania, Second Series (GO)
500,000	5.00%, 04/15/18	599,565
500,000	5.00%, 01/01/16 (c)	557,005
1,000,000	Commonwealth of Pennsylvania, Second Series B (GO) 5.00%, 05/01/18	1,200,340
250,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB) 6.25%, 10/15/19 (c)	292,370
500,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B (RB) 5.00%, 01/01/19 (c)	602,160
500,000	Pennsylvania Higher Educational Facilities Authority, Series AM (RB) 4.00%, 06/15/21 (c)	543,660
1,000,000	Pennsylvania Industrial Development Athority (RB) 5.00%, 07/01/21	1,228,220
1,500,000	Philadelphia, Pennsylvania School District, Series C (GO) (SAW) 5.00%, 09/01/17	1,726,650
500,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (AMBAC) 4.50%, 08/01/17 (c)	540,225
	Philadelphia, Pennsylvania, Series A (GO) (AGM)
1,000,000	5.00%, 08/01/17 (c)	1,142,500
1,000,000	5.25%, 12/15/18 (c)	1,169,510
290,000	University of Pittsburgh, Series A (RB) 5.50%, 03/15/19 (c)	357,657
1,030,000	University of Pittsburgh, Series B (RB) 5.50%, 03/15/19 (c)	1,280,156
		21,396,206
Puerto Rico: 2.5%
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (RB)
2,150,000	5.00%, 07/01/19	2,244,772
1,725,000	5.00%, 07/01/22	1,734,970
	Puerto Rico Commonwealth, Public Improvement, Series A (GO)
1,205,000	5.00%, 07/01/20	1,245,934
1,000,000	5.00%, 07/01/21	1,020,080
1,050,000	5.00%, 07/01/18 (c)	1,050,399
500,000	5.50%, 07/01/21 (c)	545,570
500,000	Puerto Rico Electric Power Authority, Series AAA (RB) 5.25%, 07/01/20 (c)	532,150
	Puerto Rico Electric Power Authority, Series TT (RB)
500,000	5.00%, 07/01/17	534,580
300,000	5.00%, 07/01/17 (c)	309,060
Principal Amount		Value

Puerto Rico: (continued)
	Puerto Rico Electric Power Authority, Series VV (RB) (FGIC) (NATL)
$500,000	5.25%, 07/01/24	$525,860
1,150,000	5.25%, 07/01/27	1,294,900
425,000	Puerto Rico Electric Power Authority, Series WW (RB) 5.50%, 07/01/18 (c)	454,644
	Puerto Rico Electric Power Authority, Series ZZ (RB)
500,000	5.00%, 07/01/16	530,390
1,685,000	5.25%, 07/01/20 (c)	1,793,345
1,000,000	5.25%, 07/01/20 (c)	1,026,930
500,000	Puerto Rico Highways & Transportation Authority, Series N (RB) 5.50%, 07/01/21	526,820
500,000	Puerto Rico Housing Finance Authority, Capital Fund Modernization Program (RB) 5.13%, 12/01/18 (c)	531,195
	Puerto Rico Municipal Finance Agency, Series A (RB) (AGM)
250,000	5.00%, 08/01/15 (c)	257,905
300,000	5.25%, 08/01/15 (c)	301,614
500,000	Puerto Rico Public Buildings Authority, Government Facilities, Series P (RB) (COMWLTH GTD) 5.75%, 07/01/18	543,080
1,150,000	Puerto Rico Sales Tax Financing Corp., Series C (RB) 5.00%, 08/01/21	1,367,672
500,000	University of Puerto Rico, Series P (RB) 5.00%, 06/01/16	521,395
		18,893,265
Rhode Island: 0.6%
	Rhode Island Economic Development Corp., Transportation Department, Series A (RB) (AGO)
370,000	5.25%, 06/15/19	448,388
955,000	5.25%, 06/15/19 (c)	1,147,452
2,000,000	Rhode Island Health & Educational Building Corp. (RB) 5.00%, 09/01/21	2,533,520
250,000	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series C (GO) (NATL) 5.00%, 11/15/16 (c)	282,213
		4,411,573
South Carolina: 1.7%
2,000,000	Charleston County, South Carolina Capital Improvement (GO) (SAW) 5.00%, 11/01/21 (c)	2,561,840
1,000,000	City of Charleston, South Carolina, Waterworks & Sewer System Revenue (RB) 5.00%, 01/01/22 (c)	1,256,460
	Richland County, South Carolina School District No. 1, Series A (GO)
1,305,000	4.00%, 09/01/21 (c)	1,515,131
500,000	4.00%, 09/01/21 (c)	557,250
500,000	5.00%, 09/01/21 (c)	609,385

See Notes to Financial Statements

43

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

South Carolina: (continued)
$975,000	South Carolina Jobs-Economic Development Authority (RB) 3.75%, 11/01/22 (c)	$985,101
	South Carolina State Economic Development, Series A (GO)
625,000	2.00%, 04/01/20 (c)	613,369
1,000,000	4.00%, 04/01/20 (c)	1,164,960
500,000	South Carolina State Public Service Authority, Series A (RB) 5.38%, 01/01/19 (c)	591,060
	South Carolina State Public Service Authority, Series B (RB)
1,100,000	4.00%, 12/01/21	1,285,823
650,000	5.00%, 12/01/21	819,936
250,000	5.00%, 01/01/16 (c)	278,433
250,000	South Carolina State Public Service Authority, Series C (RB) 5.00%, 12/01/20	313,063
		12,551,811
Tennessee: 2.1%
1,000,000	City of Memphis, Tennessee, Series D (GO) 5.00%, 07/01/20 (c)	1,229,160
	Memphis, Tennessee General Improvement Refunding (GO)
500,000	5.00%, 05/01/21	636,990
1,350,000	5.00%, 05/01/21 (c)	1,693,156
500,000	Metropolitan Government of Nashville & Davidson County, Tennessee (GO) 5.00%, 01/01/18 (c)	595,130
	Metropolitan Government of Nashville & Davidson County, Tennessee Subordinate Lien Water & Sewer Revenue Refunding (RB)
500,000	5.00%, 07/01/20	618,775
1,750,000	5.00%, 07/01/21	2,194,360
1,950,000	5.00%, 07/01/22	2,459,769
1,000,000	Metropolitan Government of Nashville & Davidson County, Tennessee, Series D (GO) 5.00%, 07/01/20 (c)	1,217,830
	Tennessee Energy Acquisition Corp., Series A (RB)
500,000	5.25%, 09/01/17	569,485
250,000	5.25%, 09/01/23	296,938
645,000	Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/21	735,442
2,850,000	Tennessee State School Bond Authority, Higher Educational Facilities, Series C (RB) 5.00%, 05/01/20	3,537,790
		15,784,825
Texas: 7.0%
250,000	Bexar County, Texas North East Independent School District, Series A (GO) 5.00%, 08/01/17 (c)	294,763

Principal Amount		Value

Texas: (continued)
$650,000	City of Austin, Texas, Water & Wastewater System Revenue (RB) 5.00%, 11/15/21	$822,068
1,000,000	City of Fort Worth, Texas (GO) 5.00%, 03/01/22 (c)	1,253,590
	City of Houston, Texas, Series A (GO)
2,000,000	5.00%, 03/01/21	2,495,060
300,000	5.00%, 03/01/22	376,632
2,000,000	5.00%, 03/01/22 (c)	2,448,820
1,000,000	City of San Antonio Texas Water System Revenue (RB) 5.00%, 05/15/22 (c)	1,222,740
	City of San Antonio, Texas Electric & Gas Systems (RB)
1,000,000	5.00%, 02/01/22	1,266,140
1,000,000	5.00%, 02/01/23	1,271,490
1,000,000	Clear Creek Independent School District (GO) 5.00%, 02/15/22 (c)	1,247,830
1,000,000	County of Williamson, Texas (GO) 5.00%, 02/15/22	1,267,230
	Dallas Independent School District (GO)
1,100,000	5.00%, 02/15/21 (c)	1,367,190
2,000,000	5.00%, 02/15/21 (c)	2,472,640
250,000	EL Paso, Texas Hospital District, Series A (GO) (AGO) 5.00%, 08/15/18 (c)	290,415
250,000	Fort Worth, Texas Water & Sewer System Revenue (RB) 5.00%, 02/15/21 (c)	309,285
500,000	Harris County, Texas Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/21 (c)	619,390
500,000	Harris County, Texas Flood Control District, Series C (GO) 5.00%, 10/01/18 (c)	592,335
1,000,000	Harris County, Texas Permanent Improvement, Series A (GO) 5.00%, 10/01/20 (c)	1,189,740
750,000	Harris County, Texas Permanent Improvement, Series B (GO) 5.00%, 10/01/19	924,307
500,000	Harris County, Texas Unlimited Tax Road Refunding, Series A (GO) 5.00%, 10/01/20 (c)	603,600
250,000	Houston, Texas Independent School District (GO) 5.00%, 02/15/17 (c)	286,730
	Houston, Texas Public Improvement Refunding, Series A (GO)
2,000,000	5.00%, 03/01/21 (c)	2,440,800
1,000,000	5.00%, 03/01/19 (c)	1,191,510
500,000	5.00%, 03/01/19 (c)	582,415
250,000	Leander, Texas Independent School District (GO) 4.85%, 08/15/16 (c) ^	172,668
425,000	Lewisville, Texas Independent School District (GO) 5.00%, 02/15/19 (c)	511,538

See Notes to Financial Statements

44

Principal
Amount		Value

Texas: (continued)
$2,000,000	Lower Colorado River Authority, Series A (RB)
	5.00%, 05/15/20 (c)	$2,343,140
2,000,000	North Texas Municipal Water District (RB)
	5.25%, 09/01/20	2,548,840
	North Texas Tollway Authority, System Revenue, Series A (RB) (NATL)
500,000	5.13%, 01/01/18 (c)	562,080
1,500,000	6.25%, 02/01/20 (c)	1,702,410
415,000	Port of Houston Authority of Harris County Texas, Series D-1 (GO)
	5.00%, 10/01/20 (c)	512,255
2,000,000	San Antonio Public Facilities Corp. (RB)
	3.00%, 09/15/22 (c)	1,956,440
5,000	San Antonio, Texas Electric & Gas Systems, Junior Lien (RB)
	5.00%, 02/01/15 (c)	5,401
	San Antonio, Texas Electric & Gas Systems, Series A (RB)
500,000	5.25%, 02/01/19 (c)	603,125
750,000	5.25%, 02/01/19 (c)	901,935
500,000	San Antonio, Texas Electric & Gas Systems, Series D (RB)
	5.00%, 02/01/18	596,025
1,025,000	San Antonio, Texas Water System Revenue (RB)
	5.00%, 05/15/22 (c)	1,285,668
1,500,000	San Antonio, Texas Water System Revenue, Series A (RB)
	5.00%, 05/15/20 (c)	1,788,450
500,000	Tarrant County, Texas Regional Water District (RB) (FGIC) (NATL)
	4.45%, 03/01/16 (c)	547,825
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply (RB)
1,000,000	5.00%, 12/15/19	1,145,000
1,000,000	5.00%, 12/15/20	1,130,160
1,000,000	5.00%, 12/15/22	1,153,330
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB)
225,000	5.25%, 12/15/18	263,401
600,000	5.25%, 12/15/19	708,450
500,000	Texas Public Finance Authority (GO)
	5.00%, 10/01/21 (c)	616,020
250,000	Texas State University System Financing (RB)
	5.25%, 03/15/18 (c)	293,965
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB)
	5.00%, 04/01/17 (c)	288,885
250,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB)
	5.00%, 04/01/16 (c)	280,923
500,000	Texas Water Development Board, Subordinate Lien, Series B (RB)
	5.00%, 07/15/17 (c)	589,735
Principal
Amount		Value

Texas: (continued)
$1,000,000	University of Houston, Series A (RB)
	5.00%, 02/15/21 (c)	$1,227,340
	University of Texas, Revenue Financing System, Series A (RB)
500,000	5.00%, 02/15/20 (c)	604,565
650,000	5.00%, 02/15/22 (c)	805,161
500,000	5.25%, 08/15/18 (c)	599,950
		52,581,405
Utah: 0.2%
	Utah State, Series A (GO)
500,000	5.00%, 07/01/21 (c)	622,640
500,000	5.00%, 07/01/21 (c)	617,080
250,000	Utah Transportation Authority Sales Tax Revenue, Series A (RB) (NATL)
	5.54%, 06/15/17 (c) ^	189,358
		1,429,078
Virginia: 3.4%
1,000,000	City of Richmond, Virginia, Series A (GO) (SAW)
	5.00%, 03/01/22	1,257,300
835,000	Commonwealth of Virginia, Series A (GO)
	4.00%, 06/01/21 (c)	941,053
1,000,000	County of Henrico, Virginia (GO)
	5.00%, 07/15/19	1,237,840
1,965,000	Fairfax County, Virginia Economic Development Authority Transportation District Improvement, Silver Line Phase I Project (ST)
	5.00%, 04/01/20 (c)	2,329,763
650,000	Fairfax County, Virginia Public Improvement, Series B (GO) (SAW)
	5.00%, 04/01/21	826,325
	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB)
425,000	3.00%, 02/01/22 (c)	434,193
500,000	5.00%, 02/01/19	608,255
2,000,000	5.00%, 02/01/22 (c)	2,506,440
1,000,000	5.00%, 09/01/22 (c)	1,254,100
2,000,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series B (RB)
	5.00%, 02/01/22 (c)	2,506,440
	Virginia Commonwealth Transportation Board (RB)
500,000	4.00%, 05/15/21 (c)	552,360
1,500,000	5.00%, 05/15/22 (c)	1,797,510
2,150,000	5.25%, 05/15/21 (c)	2,691,520
	Virginia Commonwealth Transportation Board, Series A (RB)
3,250,000	5.00%, 03/15/20	4,010,987
1,000,000	5.00%, 09/15/21	1,254,560
250,000	Virginia Resources Authority Clean Water Revolving Fund (RB)
	5.00%, 10/01/17 (c)	295,300

See Notes to Financial Statements

45

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Virginia: (continued)
	Virginia State Public Building Authority, Public Facilities, Series B (RB)
$200,000	5.00%, 08/01/19 (c)	$242,770
250,000	5.00%, 08/01/19 (c)	302,298
230,000	Virginia State Public Building Authority, School Financing, Series B (RB) (SAW)
	5.00%, 08/01/19 (c)	280,568
		25,329,582
Washington: 4.2%
250,000	County of King, Washington (GO)
	5.25%, 01/01/23	324,108
350,000	King County, Washington Bellevue School District No. 401 (GO) (SBG)
	4.38%, 06/01/21 (c)	402,140
250,000	King County, Washington Highline School District No. 411 (GO) (AGM) (SBG)
	5.00%, 06/01/17 (c)	290,185
500,000	King County, Washington Public Hospital District No. 1, Series A (GO) (AGO)
	5.25%, 06/01/18 (c)	578,605
1,475,000	King County, Washington Public Hospital District No. 1, Series B (GO)
	5.25%, 06/01/18 (c)	1,664,272
1,500,000	King County, Washington Renton School District No. 403 (GO) (SBG)
	5.00%, 06/01/22 (c)	1,891,725
2,000,000	King County, Washington Sewer Revenue & Refunding (RB)
	5.00%, 07/01/20 (c)	2,441,680
1,300,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB)
	5.00%, 07/01/21	1,640,275
1,730,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB)
	5.00%, 07/01/21	2,182,827
250,000	Port Seattle, Washington, Series A (RB) (AMBAC)
	5.00%, 10/01/16 (c)	284,535
	University of Washington General Revenue, Series A (RB)
500,000	5.00%, 04/01/21 (c)	599,530
1,000,000	5.00%, 04/01/21 (c)	1,189,480
1,000,000	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F (RB)
	5.00%, 09/01/22	1,249,270
1,300,000	Washington State, Motor Vehicle Fuel Tax, Series C (GO)
	5.00%, 06/01/20	1,619,254
2,000,000	Washington State, Motor Vehicle Fuel Tax, Series E (GO)
	5.00%, 02/01/22	2,524,860
2,000,000	Washington State, Motor Vehicle Fuel Tax, Series R (GO)
	5.00%, 07/01/22 (c)	2,509,440
Principal
Amount		Value

Washington: (continued)
	Washington State, Various Purpose, Series A (GO)
$855,000	4.00%, 07/01/22	$1,009,233
500,000	5.00%, 01/01/19 (c)	600,950
1,000,000	5.00%, 07/01/22	1,269,120
1,000,000	5.00%, 07/01/21 (c)	1,247,870
300,000	5.00%, 08/01/21 (c)	371,166
1,000,000	5.00%, 01/01/21 (c)	1,197,950
	Washington State, Various Purpose, Series C (GO)
250,000	5.00%, 02/01/17	290,365
1,000,000	5.00%, 01/01/18 (c)	1,168,280
500,000	5.00%, 01/01/18 (c)	582,660
	Washington State, Various Purpose, Series R-A (GO)
150,000	5.00%, 01/01/21	187,490
375,000	5.00%, 07/01/21 (c)	463,129
500,000	Washington State, Various Purpose, Series R-B (GO)
	5.00%, 07/01/20	623,390
625,000	Washington State, Various Purpose, Series R-C (GO)
	5.00%, 07/01/22 (c)	778,262
		31,182,051
West Virginia: 0.3%
	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A (RB)
225,000	5.13%, 09/01/19 (c)	248,132
500,000	5.50%, 09/01/14 (c)	519,450
875,000	West Virginia University Board of Governors, University Improvement, Series B (RB)
	5.00%, 10/01/21	1,087,231
500,000	West Virginia, School Building Authority, Excess Lottery, Series A (RB)
	5.00%, 07/01/18 (c)	570,560
		2,425,373
Wisconsin: 1.2%
250,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Health Care System (RB)
	5.25%, 08/15/16 (c)	285,278
900,000	Wisconsin State, General Annual Appropriation, Series A (RB)
	5.00%, 05/01/19	1,103,076
	Wisconsin State, Series 2 (GO)
2,000,000	5.00%, 05/01/21	2,515,220
1,300,000	5.00%, 11/01/21	1,645,033
	Wisconsin State, Series A (GO)
1,000,000	5.00%, 05/01/20	1,245,850
510,000	5.25%, 05/01/21 (c)	634,027
	Wisconsin State, Series C (GO)
750,000	4.00%, 05/01/21 (c)	831,060
250,000	5.00%, 05/01/18 (c)	297,928

See Notes to Financial Statements

46

Principal
Amount		Value

Wisconsin: (continued)
$25,000	Wisconsin State, Transportation, Series A (RB) (AGM)
	5.25%, 07/01/16	$28,703
		8,586,175
Total Municipal Bonds (Cost: $703,703,077)		$736,405,157
Number
of Shares		Value

MONEY MARKET FUND: 0.0% (Cost: $183,441)
183,441	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	$183,441
Total Investments: 98.7% (Cost: $703,886,518)		736,588,598
Other assets less liabilities: 1.3%		9,986,673
NET ASSETS: 100.0%		$746,575,271

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	0.8%	$5,757,639
Bond Bank	0.2	1,778,685
Development	1.1	8,326,276
Education	5.2	38,344,066
Facilities	3.9	28,678,456
General Obligation	42.9	316,216,977
Higher Education	6.9	50,743,784
Medical	3.3	24,224,120
Multifamily Housing	0.1	531,195
Pollution	1.5	10,837,323
Power	5.9	43,170,918
School District	4.9	36,129,752
Single Family Housing	0.5	3,545,295
Student Loan	0.2	1,470,860
Tobacco Settlement	1.0	7,359,587
Transportation	12.5	92,165,896
Utilities	1.9	13,847,613
Water	7.2	53,276,715
Money Market Fund	0.0	183,441
	100.0%	$736,588,598

The summary of inputs used to value the Fund’s investments as of April 30, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Municipal Bonds*	$-	$736,405,157	$-	$736,405,157
Money Market Fund	183,441	-	-	183,441
Total	$183,441	$736,405,157	$-	$736,588,598

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

47

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2013

Principal
Amount		Value

MUNICIPAL BONDS: 99.0%
Alabama: 0.4%
$500,000	Birmingham, Alabama Capital Improvement and Refunding, Series A (GO) (AMBAC)
	4.50%, 12/01/16 (c)	$546,750
Arizona: 4.4%
1,000,000	Arizona Health Facilities Authority, Series A (RB)
	3.75%, 01/01/22 (c)	988,580
250,000	Arizona Health Facilities Authority, Series D (RB)
	5.50%, 01/01/18 (c)	279,990
1,500,000	Arizona Sports & Tourism Authority, Series A (RB)
	5.00%, 07/01/22 (c)	1,682,475
250,000	Mesa, Arizona Industrial Development Authority, Clark County Detention Facility Project (RB)
	5.00%, 03/01/18 (c)	264,350
1,120,000	Salt River Project Agricultural Improvement & Power District, Series A (RB)
	5.00%, 01/01/19 (c)	1,286,678
	Salt Verde Financial Corp. (RB)
250,000	5.00%, 12/01/32	284,810
500,000	5.00%, 12/01/37	560,935
		5,347,818
California: 13.4%
430,000	Bay Area Toll Authority, Series S-2 (RB)
	5.00%, 10/01/20 (c)	480,998
2,000,000	California Health Facilities Financing Authority (RB)
	4.50%, 11/15/21 (c)	2,157,140
500,000	California Statewide Communities Development Authority, Series CA (RB)
	5.00%, 12/01/21 (c)	563,835
500,000	City of Torrance, California, Memorial Medical Center, Series A (RB)
	4.75%, 09/01/20 (c)	548,190
250,000	Desert Community College District, Election of 2004, Series C (GO) (AGM)
	5.00%, 08/01/17 (c)	281,343
250,000	Eastern Municipal Water District, California Water & Sewer, Series H (CP)
	5.00%, 07/01/18 (c)	286,070
250,000	Grossmont-Cuyamaca, California Community College District, Election 2002, Series C (GO) (AGO)
	5.79%, 08/01/30 ^	122,495
320,000	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB)
	5.00%, 11/15/35	368,259
500,000	Los Angeles Unified School District, California, Series D (GO)
	5.00%, 07/01/19 (c)	575,880
250,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL)
	5.00%, 08/01/17 (c)	282,215
Principal
Amount		Value

California: (continued)
$250,000	Los Angeles, California Community College District, Election of 2001, Series E-1 (GO)
	5.00%, 08/01/18 (c)	$284,353
1,000,000	M-S-R Energy Authority, Series B (RB)
	7.00%, 11/01/34	1,409,880
500,000	M-S-R Energy Authority, Series C (RB)
	6.50%, 11/01/39	686,770
250,000	San Francisco, California Bay Area Rapid Transportation District, Series A (RB) (NATL)
	5.00%, 07/01/15 (c)	269,145
250,000	Santa Clara Valley, California Water Distribution, Series A (CP) (NATL)
	5.00%, 06/01/17 (c)	279,955
	State of California, Various Purpose (GO)
500,000	3.38%, 09/01/22 (c)	501,375
500,000	3.50%, 09/01/22 (c)	503,950
3,175,000	3.50%, 09/01/22 (c)	3,195,034
500,000	5.00%, 09/01/21 (c)	581,185
1,000,000	5.00%, 04/01/22 (c)	1,117,200
500,000	5.50%, 11/01/19 (c)	587,440
375,000	5.75%, 04/01/19 (c)	447,030
250,000	Ventura County, California Community College District, Election 2002, Series B (GO) (NATL)
	5.00%, 08/01/15 (c)	269,985
250,000	West Valley Mission Community College District, Election 2004, Series A (GO) (AGM)
	5.00%, 08/01/16 (c)	276,598
250,000	William S. Hart, California High School District, Election 2001, Series B (GO) (AGM)
	6.38%, 09/01/28 ^	130,040
		16,206,365
Colorado: 2.2%
500,000	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project (RB)
	5.00%, 06/01/22 (c)	538,915
1,400,000	Colorado Health Facilities Authority, Sister of Charity of Leavenworth Health System, Series A (RB)
	5.00%, 01/01/20 (c)	1,536,822
425,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue (RB)
	6.50%, 11/15/38	577,201
		2,652,938
Connecticut: 0.4%
500,000	Connecticut State Health & Educational Facility Authority, Series A (RB)
	5.00%, 07/01/21 (c)	546,510
District of Columbia: 1.7%
500,000	District of Columbia, Association of American Medical College Issue, Series B (RB)
	5.00%, 10/01/21 (c)	545,845

See Notes to Financial Statements

48

Principal
Amount		Value

District of Columbia: (continued)
$750,000	District of Columbia, Children’s Hospital Obligated Group (RB) (AGM)
	5.25%, 07/15/18 (c)	$800,467
600,000	District of Columbia, National Public Radio, Inc. Issue (RB)
	5.00%, 04/01/20 (c)	676,776
		2,023,088
Florida: 3.6%
500,000	Broward County, Florida, Water & Sewer Utility Revenue (RB)
	5.00%, 10/01/22 (c)	586,825
1,000,000	City of Tampa, Florida Health System, Series A (RB)
	5.00%, 05/15/22 (c)	1,132,680
500,000	Collier County, Florida, Industrial Development Authority (RB)
	6.25%, 04/01/21 (c)	596,950
250,000	Jacksonville, Florida Better Jacksonville Sales Tax Revenue (RB)
	5.00%, 10/01/18 (c)	277,830
250,000	Miami-Dade County, Florida Building Better Communities Program, Series A (GO) (AGO)
	5.00%, 07/01/18 (c)	285,280
500,000	Miami-Dade County, Florida Miami International Airport, Series B (RB) (AGM)
	5.00%, 10/01/18 (c)	553,275
500,000	Orange County, Florida Health Facilities Authority, Hospital Revenue, Orlando Health, Inc., Series A (RB)
	4.13%, 04/01/22 (c)	505,755
350,000	Palm Beach County, Florida Public Improvement (RB)
	5.00%, 05/01/18 (c)	399,672
		4,338,267
Georgia: 2.2%
500,000	Carroll City-County, Georgia Hospital Authority, Tanner Medical Center, Inc. Project (RB)
	4.25%, 07/01/20 (c)	528,095
375,000	Columbus Medical Center Hospital Authority, Regional Healthcare System (RB) (AGM)
	5.00%, 08/01/20 (c)	400,305
	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB)
500,000	5.25%, 02/15/15 (c)	524,355
325,000	5.50%, 02/15/20 (c)	356,116
250,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series B (RB)
	5.25%, 02/15/20 (c)	273,200
Principal
Amount		Value

Georgia: (continued)
$500,000	Valdosta & Lowndes County, Georgia Hospital Authority, South Georgia Medical Project, Series B (RB)
	5.00%, 10/01/21 (c)	$554,605
		2,636,676
Hawaii: 1.0%
1,000,000	State of Hawaii, Department of Budget and Finance (RB)
	6.50%, 07/01/19 (c)	1,170,350
Illinois: 2.7%
750,000	Illinois Finance Authority, Chicago University Medical Center, Series C (RB)
	5.50%, 02/15/21 (c)	853,027
	Illinois Finance Authority, OSF Healthcare System, Series A (RB)
500,000	5.75%, 11/15/17 (c)	552,955
250,000	5.75%, 11/15/17 (c)	275,813
500,000	Illinois Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B (RB)
	4.25%, 06/15/22 (c)	518,355
1,000,000	State of Illinois, Series A (GO)
	4.50%, 01/01/22 (c)	1,028,130
		3,228,280
Indiana: 2.0%
750,000	Indiana Finance Authority, Community Health Network, Series A (RB)
	4.00%, 05/01/23 (c)	753,067
275,000	Indiana Finance Authority, Educational Facilities, Marian University Project (RB)
	6.38%, 09/15/21 (c)	304,139
500,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
	5.50%, 08/15/20 (c)	543,330
700,000	Indianapolis Local Public Improvement, Waterworks Project, Series A (RB) (AGO)
	5.50%, 01/01/19 (c)	783,496
		2,384,032
Iowa: 1.5%
1,500,000	Iowa Finance Authority, State Revolving Fund Revenue (RB)
	5.00%, 08/01/21 (c)	1,785,150
Kansas: 0.2%
250,000	Kansas State Development Finance Authority, Hospital Revenue-Adventist Health System/Sunbelt Obligated Group, Series C (RB)
	5.75%, 11/15/14 (c)	263,930

See Notes to Financial Statements

49

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Kentucky: 1.5%
$1,500,000	County of Ohio, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB)
	6.00%, 07/15/20 (c)	$1,506,795
250,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital & Saint Mary’s Health Care (RB)
	6.13%, 02/01/18 (c)	312,780
		1,819,575
Louisiana: 0.7%
100,000	Lafayette, Louisiana Utilities Revenue (RB)
	4.75%, 11/01/20 (c)	111,313
250,000	Louisiana Public Facilities Authority, 19th Judicial District Court (RB) (FGIC) (NATL)
	5.38%, 06/01/17 (c)	269,930
400,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB)
	5.25%, 05/15/17 (c)	423,796
		805,039
Maryland: 0.5%
500,000	Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB)
	5.25%, 07/01/18 (c)	587,880
Massachusetts: 3.8%
525,000	Massachusetts Bay Transportation Authority, Series A (RB)
	4.00%, 07/01/22 (c)	554,684
1,375,000	Massachusetts Development Finance Agency, Harvard University Issue, Series B (RB)
	5.25%, 02/01/21 (c)	1,665,537
	Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds, Series B (RB)
1,000,000	5.00%, 10/15/21 (c)	1,177,680
500,000	5.00%, 10/15/21 (c)	576,565
500,000	Metropolitan Boston Transit Parking Corp., Systemwide Senior Lien Parking (RB)
	5.25%, 07/01/21 (c)	576,580
		4,551,046
Michigan: 1.2%
500,000	Lansing, Michigan Board of Water & Light, Utility System, Series A (RB)
	5.00%, 07/01/21 (c)	575,410
750,000	Michigan Finance Authority Hospital Revenue & Refunding Bonds, Series MI (RB)
	5.00%, 12/01/21 (c)	847,545
		1,422,955
Missouri: 0.6%
	Missouri State Health & Educational Facilities, Series A (RB)
250,000	5.00%, 06/01/18 (c)	268,745
460,000	5.50%, 11/15/18 (c)	507,127
		775,872

Principal
Amount		Value

Montana: 0.4%
$500,000	Montana Facility Finance Authority, Sisters of Charity of Leavenworth Health System (RB)
	4.75%, 01/01/20 (c)	$542,395
Nebraska: 0.5%
500,000	Central Plains Energy Project, Nebraska Gas Project No. 3 (RB)
	5.25%, 09/01/22 (c)	556,050
Nevada: 0.6%
750,000	Las Vegas Valley, Nevada Water District, Series B (GO)
	4.00%, 06/01/22 (c)	777,157
New Jersey: 4.2%
500,000	New Jersey Economic Development Authority,School Facilities, Series U (RB) (AMBAC)
	5.00%, 09/01/17 (c)	550,955
	New Jersey State Transportation Trust Fund Authority, Series A (RB)
1,205,000	4.83%, 12/15/30 ^	573,435
515,000	4.97%, 12/15/31 ^	232,409
830,000	5.43%, 12/15/37 ^	265,774
500,000	5.50%, 12/15/18 (c)	584,700
1,000,000	5.88%, 12/15/33 ^	405,210
915,000	5.90%, 12/15/28 ^	487,704
	New Jersey State Transportation Trust Fund Authority, Series B (RB)
500,000	5.00%, 06/15/21 (c)	553,320
750,000	5.25%, 06/15/21 (c)	866,655
500,000	New Jersey State Turnpike Authority, Series E (RB)
	5.25%, 01/01/19 (c)	559,810
		5,079,972
New York: 15.9%
500,000	City of Troy, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB)
	5.13%, 09/01/20 (c)	553,455
1,750,000	Long Island Power Authority, Electric System General Revenue, Series A (RB)
	5.00%, 09/01/22 (c)	1,952,860
250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Series B (RB)
	5.00%, 11/15/19 (c)	282,628
	Metropolitan Transportation Authority, Series B (RB)
600,000	4.00%, 11/15/22 (c)	640,182
1,170,000	4.00%, 11/15/22 (c)	1,231,612
1,000,000	Metropolitan Transportation Authority, Series E (RB)
	3.50%, 11/15/22 (c)	1,004,020
795,000	New York & New Jersey Port Authority, Series 163 (RB)
	4.25%, 07/15/20 (c)	842,493
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series AA (RB)
	5.00%, 06/15/21 (c)	558,565

See Notes to Financial Statements

50

Principal
Amount		Value

New York: (continued)
	New York City Municipal Water Finance Authority, Water & Sewer System, Series BB (RB)
$750,000	5.00%, 06/15/20 (c)	$872,055
500,000	5.00%, 06/15/20 (c)	579,250
1,000,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series CC (RB)
	5.00%, 12/15/21 (c)	1,123,370
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series DD (RB)
	4.50%, 06/15/18 (c)	555,095
780,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series EE (RB)
	5.25%, 06/15/19 (c)	898,552
250,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
	4.50%, 01/15/18 (c)	262,173
500,000	New York City Transitional Finance Authority, Future Tax Secured Series D-1 (RB)
	5.13%, 02/01/21 (c)	580,410
	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB)
750,000	5.13%, 01/15/20 (c)	834,495
500,000	6.38%, 01/15/20 (c)	601,035
450,000	New York Liberty Development Corp., Goldman Sachs Headquarters Issue (RB)
	5.50%, 10/01/37	559,418
500,000	New York Liberty Development Corp., Secured by Port Authority Consolidated Bonds (RB)
	5.00%, 12/15/21 (c)	566,890
500,000	New York State Dormitory Authority, Columbia University, Series A (RB)
	5.00%, 07/01/18 (c)	573,990
250,000	New York State Dormitory Authority, FIT Student Housing Corp. (RB) (FGIC) (NATL)
	5.25%, 07/01/29	300,883
500,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
	5.00%, 03/15/21 (c)	563,245
2,000,000	New York State Thruway Authority (RB)
	5.00%, 01/01/22 (c)	2,233,480
1,000,000	Triborough Bridge & Tunnel Authority, Series A (RB)
	4.00%, 11/15/22 (c)	1,086,690
		19,256,846
Principal
Amount		Value

North Carolina: 2.8%
$500,000	Charlotte, North Carolina Cultural Arts Facilities, Series E (CP)
	5.00%, 06/01/19 (c)	$560,185
250,000	Charlotte, North Carolina NASCAR Hall of Fame Facilities, Series C (CP)
	5.00%, 06/01/19 (c)	277,733
545,000	Charlotte, North Carolina Water & Sewer System (RB)
	5.00%, 07/01/18 (c)	622,772
730,000	Charlotte-Mecklenburg Hospital Authority, Carolina HealthCare System, Series A (RB)
	5.25%, 01/15/21 (c)	832,988
1,000,000	North Carolina Medical Care Commission, Series B (RB)
	4.00%, 12/01/22 (c)	1,036,240
		3,329,918
Ohio: 3.2%
750,000	Butler County, Ohio Hospital Facilities Revenue (RB)
	5.50%, 11/01/20 (c)	832,995
1,000,000	Ohio Higer Educational Facility Commission (RB)
	5.00%, 01/01/22 (c)	1,126,320
1,750,000	Ohio State Hospital, University Hospital Health System, Inc., Series A (RB)
	5.00%, 01/15/22 (c)	1,881,407
		3,840,722
Oregon: 0.4%
800,000	Marion & Polk Counties, Oregon Salem-Keizer School District No.24, Series B (GO) (SBG)
	4.82%, 06/15/28 ^	510,032
Pennsylvania: 4.6%
	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB)
420,000	4.00%, 06/01/22 (c)	423,814
250,000	5.00%, 06/01/22 (c)	270,648
325,000	Delaware River Port Authority, Series D (RB)
	5.00%, 01/01/20 (c)	355,547
1,800,000	Monoroeville Finance Authority (RB)
	5.00%, 08/15/22 (c)	2,007,810
250,000	Pennsylvania State Turnpike Commission, Sub-Series A (RB) (AGO)
	5.00%, 06/01/19 (c)	272,508
250,000	Pennsylvania State Turnpike Commission, Sub-Series B (RB)
	5.25%, 06/01/19 (c)	275,195
1,750,000	Pennsylvania Turnpike Commission, Series D (RB)
	5.30%, 12/01/19 (c)	1,931,440
		5,536,962

See Notes to Financial Statements

51

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Puerto Rico: 7.1%
	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB)
$1,250,000	5.25%, 07/01/22 (c)	$1,199,512
500,000	5.75%, 07/01/22 (c)	505,630
1,000,000	Puerto Rico Commonwealth Public Improvement, Series A (GO)
	5.75%, 07/01/21 (c)	1,021,450
750,000	Puerto Rico Commonwealth Public Improvement, Series A (GO)
	5.50%, 07/01/22 (c)	755,302
	Puerto Rico Electric Power Authority, Series VV (RB) (FGIC) (NATL)
650,000	5.25%, 07/01/35	654,199
250,000	5.50%, 07/01/18 (c)	253,113
1,000,000	Puerto Rico Public Buildings Authority (RB) (COMWLTH GTD)
	6.00%, 07/01/21 (c)	1,037,760
2,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Senior Series C (RB)
	5.00%, 08/01/21 (c)	2,130,480
1,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Senior Series C (RB)
	5.00%, 08/01/21 (c)	1,059,490
		8,616,936
South Carolina: 2.7%
	South Carolina State Public Service Authority (RB)
1,175,000	5.00%, 12/01/21 (c)	1,326,880
750,000	5.00%, 01/01/20 (c)	853,027
	South Carolina Transportation Infrastructure Bank, Series B (RB)
500,000	3.63%, 10/01/22 (c)	509,390
500,000	4.50%, 10/01/16 (c)	527,125
		3,216,422
Tennessee: 0.4%
425,000	Rutherford County, Tennessee Health & Educational Facilities Board, Ascension Health Senior Credit Group, Series C (RB)
	5.00%, 11/15/19 (c)	471,890
Texas: 3.7%
250,000	Alamo, Texas Community College District (GO) (FGIC) (NATL)
	4.50%, 08/15/17 (c)	270,288
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB)
	5.25%, 12/01/18 (c)	288,678
625,000	Houston, Texas Combine Utility System, First Lien, Series D (RB)
	5.00%, 11/15/21 (c)	709,419
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series A (RB)
	5.00%, 05/15/20 (c)	573,560
500,000	Houston, Texas Public Improvement Refunding, Series A (GO)
	5.38%, 03/01/18 (c)	573,555
Principal
Amount		Value

Texas: (continued)
	North Texas Tollway Authority, Series D (RB)
$300,000	5.00%, 09/01/21 (c)	$351,384
2,750,000	5.25%, 01/01/38 ^	993,822
500,000	6.90%, 01/01/36 ^	199,760
250,000	Prosper, Texas Independent School District, School Building (GO)
	5.00%, 02/15/17 (c)	272,608
250,000	Waco Texas Education Finance Corp., Baylor University, Series C (RB)
	5.00%, 03/01/18 (c)	271,135
		4,504,209
Virginia: 2.1%
750,000	Virginia College Building Authority, Liberty University Projects (RB)
	5.00%, 03/01/20 (c)	841,957
320,000	Virginia College Building Authority, Series A (RB)
	4.50%, 09/01/17 (c)	357,651
750,000	Virginia Commonwealth University Health System Authority (RB)
	4.75%, 07/01/21 (c)	828,915
500,000	Virginia Small Business Financing Authority, Sentara Health Care Facilities (RB)
	5.00%, 05/01/20 (c)	554,350
		2,582,873
Washington: 6.4%
1,750,000	County of Pierce, Washington Sewer Revenue (RB)
	4.00%, 08/01/22 (c)	1,884,435
500,000	King County, Washington Sewer Revenue (RB)
	5.00%, 07/01/20 (c)	557,170
825,000	King county, Washington Sewer Revenue & Refunding Bonds (RB)
	5.00%, 01/01/22 (c)	921,962
250,000	Seattle, Washington Water System Improvement & Refunding (RB)
	5.00%, 02/01/18 (c)	286,953
500,000	Snohomish County, Washington Limited Tax, Series A (GO)
	4.00%, 06/01/20 (c)	527,090
2,250,000	State of Washington (GO)
	3.00%, 07/01/23 (c)	2,167,762
700,000	University of Washington, General Revenue & Refunding Bonds, 2011-A (RB)
	5.00%, 04/01/21 (c)	809,123
585,000	Washington Health Care Facilities Authority, Providence Health & Services, Series A (RB)
	5.00%, 04/01/20 (c)	641,447
		7,795,942
Total Municipal Bonds (Cost: $112,882,523)		119,710,847

See Notes to Financial Statements

52

Number of
Shares		Value

MONEY MARKET FUND: 0.0% (Cost: $181)
181	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	$181
Total Investments: 99.0% (Cost: $112,882,704)		119,711,028
Other assets less liabilities: 1.0%		1,193,937
NET ASSETS: 100.0%		$120,904,965

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	0.5%	$553,275
Bond Bank	0.6	783,496
Development	3.5	4,227,375
Education	1.7	2,016,418
Facilities	6.1	7,277,806
General Obligation	18.1	21,670,741
Higher Education	5.7	6,829,702
Medical	21.9	26,217,967
Nursing Homes	1.6	1,865,008
Pollution	1.3	1,506,795
Power	5.9	7,096,527
School District	1.2	1,488,560
Transportation	16.2	19,410,753
Utilities	5.6	6,720,805
Water	10.1	12,045,619
Money Market Fund	0.0	181
	100.0%	$119,711,028

The summary of inputs used to value the Fund’s investments as of April 30, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

Municipal Bonds*	$-	$119,710,847	$-	$119,710,847
Money Market Fund	181	-	-	181
Total	$181	$119,710,847	$-	$119,711,028

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

53

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2013

Principal
Amount		Value

MUNICIPAL BONDS: 98.6%
Arizona: 0.5%
$150,000	Arizona School Facilities Board, Series B (CP) (FGIC)
	5.25%, 09/01/13 (c)	$152,475
California: 5.1%
350,000	Clovis California Unified School District, Election 2004-Series A (GO) (FGIC) (NATL)
	3.95%, 08/01/19 ^	322,595
500,000	Foothill/Eastern Transportation Corridor Agency California, Senior Lien Series A (RB)
	3.53%, 01/01/20 ^	457,745
465,000	Orange County, California Water District Revenue, Series B (CP) (NATL)
	5.00%, 08/15/34 (c)	621,180
250,000	Sacramento County, California Sanitation District Financing Authority, Series A (RB) (AMBAC)
	5.00%, 12/01/14 (c)	268,523
		1,670,043
Colorado: 8.6%
975,000	Colorado Department of Transportation (RB) (FGIC) (NATL)
	5.00%, 12/15/14 (c)	1,048,515
500,000	Colorado Water Resources & Power Development Authority (RB) (NATL)
	5.00%, 09/01/14 (c)	530,910
500,000	Garfield Pitkin & Eagle Counties School District No Re-1 Roaring Fork (GO) (AGM) (SAW)
	5.00%, 12/15/14 (c)	537,700
680,000	Jefferson County School District No. R-1 (GO) (AGM) (SAW)
	5.00%, 12/15/14 (c)	731,272
		2,848,397
Florida: 1.7%
275,000	Hillsborough County, Florida Junior Lien Capital Improvement Program Refunding Revenue (RB) (FGIC) (NATL)
	5.00%, 08/01/16	314,295
200,000	Hillsborough County, Industrial Development Authority Revenue (RB)
	5.63%, 08/15/18 (c)	249,118
		563,413
Georgia: 1.9%
250,000	Georgia State, Series D (GO)
	5.00%, 07/01/14 (c)	263,820
300,000	Georgia State, Series G (GO)
	5.00%, 12/01/17 (c)	358,764
		622,584
Hawaii: 1.7%
500,000	State of Hawaii (GO) (AGM)
	5.00%, 03/01/16 (c)	563,700
Principal
Amount		Value

Illinois: 8.7%
$500,000	Chicago, Illinois Metropolitan Water Reclamation District, Greater Chicago (GO)
	5.00%, 12/01/16 (c)	$579,875
750,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM)
	5.00%, 07/01/16 (c)	856,987
	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (AGM)
750,000	5.00%, 07/01/16 (c)	856,987
500,000	5.00%, 07/01/16 (c)	571,325
		2,865,174
Indiana: 3.2%
1,000,000	Indiana Transportation Finance Authority, Highway Revenue (RB) (FGIC)
	5.25%, 06/01/14 (c)	1,054,000
Kentucky: 0.8%
250,000	Kentucky State Property & Buildings Commission, No. 85 (RB) (AGM)
	5.00%, 08/01/15 (c)	275,848
Maryland: 1.6%
500,000	Maryland State & Local Facilities Loan, Capital Improvement, First Series A (GO)
	5.00%, 02/15/15 (c)	541,950
Massachusetts: 16.7%
500,000	Commonwealth of Massachusetts, Series C (GO) (AGM)
	5.50%, 11/01/15	563,630
650,000	Massachusetts Bay Transportation Authority, Series A (RB)
	5.00%, 07/01/15 (c)	715,461
250,000	Massachusetts State Consolidated Loan, Series C (GO)
	5.00%, 09/01/15 (c)	277,110
500,000	Massachusetts State Water Resources Authority, Series A (RB)
	6.50%, 07/15/19	585,365
2,600,000	Massachusetts Turnpike Authority, Turnpike Revenue, Series A (RB) (FGIC)
	5.13%, 01/01/23 (c)	3,360,604
		5,502,170
Michigan: 2.3%
250,000	Detroit, Michigan Sewer Disposal, Senior Lien Series A (RB) (AGM)
	5.00%, 07/01/13 (c)	251,928
500,000	Detroit, Michigan Water Supply System Revenue, Second Lien-Series B (RB) (NATL)
	5.25%, 07/01/13 (c)	504,015
		755,943
Nebraska: 11.4%
2,500,000	City of Omaha, Nebraska Conventions Center Arena Project, Series A (GO)
	6.50%, 12/01/30	3,763,325

See Notes to Financial Statements

54

Principal
Amount		Value

Nevada: 1.3%
$410,000	Clark County, Nevada School District, Series D (GO) (NATL)
	5.00%, 12/15/13 (c)	$422,173
New Jersey: 19.4%
2,000,000	New Jersey Economic Development Authority (RB)
	5.00%, 03/01/15 (c)	2,170,060
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series I (RB)
	5.25%, 09/01/14 (c)	533,255
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB)
	5.75%, 06/15/15	557,225
	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC)
500,000	5.25%, 06/15/15 (c)	551,955
500,000	5.25%, 06/15/15	551,955
600,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) (AMBAC)
	5.00%, 06/15/15 (c)	659,184
1,250,000	New Jersey Transportation Trust Fund Authority, Series C (RB) (NATL)
	5.25%, 06/15/15	1,379,887
		6,403,521
New York: 1.8%
285,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL)
	6.00%, 04/01/20	359,111
250,000	New York Metropolitan Transportation Authority, Transit Facilities Service Contract, Series 8 (RB)
	5.38%, 07/01/13 (c)	252,088
		611,199
North Carolina: 2.4%
100,000	Charlotte-Mecklenburg Hospital Authority, North Carolina Health Care, Series A (RB)
	5.00%, 01/15/15 (c)	107,999
515,000	North Carolina Eastern Municipal Power Agency, Power System, Series A (RB)
	6.00%, 01/01/22 (c)	703,057
		811,056
Principal
Amount		Value

Ohio: 0.6%
$185,000	Ohio State Water Development Authority, Fresh Water Improvement (RB)
	5.00%, 06/01/14 (c)	$194,492
Pennsylvania: 3.2%
1,000,000	School District of Philadelphia, Series D (GO) (FGIC) (SAW)
	5.25%, 06/01/14 (c)	1,053,450
Tennessee: 0.8%
250,000	City of Memphis, Tennessee Electric System, Series A (RB) (NATL)
	5.00%, 12/01/13 (c)	256,880
Texas: 3.3%
250,000	Dallas, Texas Waterworks & Sewer System (RB)
	5.00%, 10/01/13 (c)	254,918
780,000	North East Independent School District, Texas (GO)
	4.75%, 02/01/15 (c)	840,629
		1,095,547
Utah: 1.6%
220,000	Utah Transit Authority (RB) (AGM)
	4.50%, 12/15/15 (c)	243,698
250,000	Utah Transit Authority, Sales Tax Revenue, Series B (RB) (AGM)
	4.75%, 12/15/15 (c)	278,558
		522,256
Total Municipal Bonds: 98.6% (Cost: $31,665,222)		32,549,596
Other assets less liabilities: 1.4%		470,139
NET ASSETS: 100.0%		$33,019,735

See Notes to Financial Statements

55

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	1.6%	$533,255
Facilities	0.8	275,848
General Obligation	24.1	7,847,649
Higher Education	0.3	107,999
Medical	0.8	249,118
Power	3.0	959,937
School District	12.5	4,060,294
Transportation	48.9	15,925,345
Water	8.0	2,590,151
	100.0%	$32,549,596

The summary of inputs used to value the Fund’s investments as of April 30, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Total Municipal Bonds*	$-	$32,549,596	$-	$32,549,596

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

56

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2013

Principal
Amount		Value

MUNICIPAL BONDS: 98.7%
Alabama: 1.4%
$500,000	Alabama Public School & College Authority, Capital Improvement (RB)
	5.00%, 12/01/15	$556,190
2,025,000	Alabama Public School & College Authority, Capital Improvement, Series A (RB)
	5.00%, 05/01/16	2,287,096
		2,843,286
Arizona: 2.0%
500,000	Arizona State Salt River Project Agricultural Improvement & Power District, Series B (RB)
	4.00%, 01/01/16	546,480
	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB)
250,000	5.00%, 07/01/14	263,518
750,000	5.00%, 07/01/15	823,987
455,000	5.00%, 07/01/17	534,684
575,000	Arizona State Water Infrastructure Finance Authority, Series A (RB)
	5.00%, 10/01/14	612,685
865,000	Arizona Transportation Board, Subordinated Highway Revenue, Series A (RB)
	5.00%, 07/01/17	1,014,550
305,000	Maricopa County, Arizona Community College District, Series C (GO)
	4.00%, 07/01/14	317,923
		4,113,827
Arkansas: 0.6%
1,000,000	State of Arkansas, Federal Highway Grant (GO)
	5.00%, 04/01/18	1,203,470
California: 10.5%
250,000	Alameda, California Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC)
	5.43%, 10/01/13 ^	248,265
750,000	California State Department of Water Resources, Power Supply Revenue, Series L (RB)
	5.00%, 05/01/16	851,385
500,000	California State Department of Water Resources, Power Supply Revenue, Series M (RB)
	2.00%, 05/01/14	508,885
600,000	California State Department of Water Resources, Series H (RB) (AGM)
	5.00%, 05/01/17	704,046
750,000	California State Department of Water Resources, Series M (RB)
	5.00%, 05/01/16	851,385
550,000	California State Economic Recovery, Series A (GO)
	5.00%, 07/01/16	625,663
Principal
Amount		Value

California: (continued)
	California State Various Purpose (GO)
$1,370,000	4.00%, 09/01/17	$1,549,854
1,000,000	4.00%, 02/01/19	1,146,580
600,000	5.00%, 03/01/14	623,652
1,000,000	5.00%, 02/01/15	1,080,240
500,000	5.00%, 10/01/15	554,495
500,000	5.00%, 03/01/16	561,890
1,000,000	5.00%, 09/01/16	1,143,320
250,000	5.00%, 08/01/17	292,702
400,000	5.00%, 11/01/17	471,692
1,000,000	5.00%, 04/01/18	1,189,110
3,435,000	5.00%, 09/01/18	4,128,286
1,500,000	5.50%, 04/01/18	1,827,525
500,000	Los Angeles County Public Works Financing Authority, Series A (RB)
	5.00%, 08/01/14	528,260
1,000,000	Los Angeles, California Unified School District, Series J (GO)
	5.00%, 07/01/17	1,176,930
500,000	Los Angeles, California Unified School District, Series KY (GO)
	5.00%, 07/01/15	549,555
500,000	Regents of University of California Medical Center, Series D (RB)
	5.00%, 05/15/14	523,265
500,000	Riverside County, California State Public Safety Communication Project, Series A (CP) (AMBAC)
	5.00%, 11/01/14	532,215
10,000	Santa Clara County, California Financing Authority Lease, Capital Projects, Series A (RB)
	4.00%, 02/01/17	11,003
		21,680,203
Colorado: 1.4%
1,230,000	Colorado Health Facilities Authority, Catholic Health Initiatives, Series B-3 (RB)
	5.00%, 11/11/14 (p)	1,318,904
1,500,000	Colorado Health Facilities Authority, Evangelical Lutheran and Good Samaritan Society Project, Series B (RB)
	5.00%, 12/01/14 (p)	1,583,955
		2,902,859
Connecticut: 1.6%
	Connecticut State Economic Recovery, Series A (GO)
500,000	4.00%, 01/01/14	512,510
200,000	5.00%, 01/01/14	206,326
500,000	5.00%, 01/01/16	559,260
850,000	Connecticut State Transportation Infrastructure, Series A (RB)
	5.00%, 12/01/17	1,006,782
	Connecticut State, Series C (GO)
500,000	5.25%, 11/01/15	559,600
300,000	5.75%, 11/01/18	374,724
		3,219,202

See Notes to Financial Statements

57

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Delaware: 0.1%
$250,000	Delaware State, Series A (GO)
	5.00%, 01/01/14	$257,958
District of Columbia: 0.2%
320,000	District of Columbia, Series D (RB)
	5.00%, 12/01/16	369,270
Florida: 5.5%
	Citizens Property Insurance Corp., Series A (RB) (AGM)
400,000	4.00%, 06/01/17	444,440
400,000	6.00%, 06/01/16	461,388
	City of Jacksonville, Florida, Series A (RB)
1,050,000	5.00%, 10/01/15	1,162,560
600,000	5.00%, 10/01/16	685,716
	City of Jacksonville, Florida, Series B (RB)
260,000	5.00%, 10/01/16	297,144
475,000	5.00%, 10/01/17	559,483
510,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB)
	5.50%, 06/01/17	599,240
	Florida Hurricane Catastrophe Fund Finance Corp., Series A (RB)
1,000,000	4.25%, 07/01/14	1,045,150
1,000,000	5.00%, 07/01/15	1,095,920
	Florida State Board of Education Lottery, Series A (RB) (AMBAC)
250,000	5.00%, 07/01/13	251,920
400,000	5.00%, 07/01/17	468,616
475,000	Florida State Board of Education Lottery, Series E (RB)
	5.00%, 07/01/16	540,825
400,000	Palm Beach County School District, Series A (CP)
	5.00%, 08/01/16 (p)	450,672
425,000	School District of Polk County (RB) (AGM)
	5.00%, 10/01/16	473,526
500,000	State of Florida, Department of Environmental Protection, Series B (RB)
	5.00%, 07/01/18	594,525
810,000	State of Florida, State Board of Education, Series A (GO)
	5.00%, 06/01/18	974,025
1,000,000	State of Florida, State Board of Education, Series C (GO)
	5.00%, 06/01/16	1,139,240
		11,244,390
Georgia: 2.9%
280,000	County Board of Education of Richmond County (GO) (SAW)
	5.00%, 10/01/17	332,206
775,000	Georgia State Road & Tollway Authority, Series A (RB)
	5.00%, 06/01/17	901,263
2,315,000	Gwinnett County School District, Series A (GO)
	4.50%, 10/01/17	2,705,240
500,000	Municipal Electric Authority of Georgia, Series A (RB)
	5.00%, 11/01/17	584,085
Principal
Amount		Value

Georgia: (continued)
$750,000	State of Georgia, Series B (GO)
	5.00%, 10/01/14	$800,040
500,000	State of Georgia, Series D (GO)
	5.00%, 05/01/17	587,570
		5,910,404
Hawaii: 0.6%
375,000	Hawaii State, Series DJ (GO) (AMBAC)
	5.00%, 04/01/15	408,034
750,000	Honolulu, Hawaii City and County, Series B (GO) (AGM)
	5.25%, 07/01/14	793,447
		1,201,481
Illinois: 11.3%
250,000	Chicago, Illinois, Board of Education, Series D (GO) (AGM)
	5.00%, 12/01/13	256,880
100,000	Chicago, Illinois, Housing Authority, Capital Refunding (RB) (AGM)
	5.00%, 07/01/13	100,724
330,000	Chicago, Illinois, O’Hare International Airport Revenue, Series B (RB)
	5.00%, 01/01/17	376,438
250,000	Chicago, Illinois, O’Hare International Airport, 3rd Lien, Series A (RB)
	5.00%, 01/01/17	285,857
	Chicago, Illinois, O’Hare International Airport, Passenger Facility Charge, Series A (RB) (AGM)
125,000	5.00%, 01/01/14	128,928
250,000	5.00%, 01/01/15	268,932
650,000	Chicago, Illinois, Series A (GO)
	5.00%, 01/01/18	754,260
750,000	Chicago, Illinois, Transit Authority, Capital Grant Receipts, Section 5309 (RB)
	5.00%, 06/01/14	784,147
365,000	County of Cook, Series A (GO)
	4.00%, 11/15/16	401,584
500,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB)
	5.25%, 05/15/15	535,530
	State of Illinois (GO)
1,000,000	4.00%, 08/01/14	1,038,140
1,000,000	5.00%, 01/01/15	1,066,410
750,000	5.00%, 08/01/15	816,232
1,500,000	5.00%, 01/01/16	1,647,165
400,000	5.00%, 01/01/16	439,464
1,455,000	5.00%, 01/01/17	1,638,505
700,000	5.00%, 01/01/17	787,745
750,000	5.00%, 03/01/17	847,575
5,300,000	5.00%, 08/01/17	6,048,201
500,000	5.00%, 01/01/18	572,180
1,000,000	State of Illinois, Department of Employment Security, Series B (RB)
	5.00%, 12/15/16 (c)	1,155,620
500,000	State of Illinois, Sales Tax, Junior Lien (RB)
	3.00%, 06/15/16	536,190

See Notes to Financial Statements

58

Principal
Amount		Value

Illinois: (continued)
	State of Illinois, Series A (GO)
$500,000	3.00%, 01/01/18	$527,160
390,000	3.50%, 09/01/14	403,244
500,000	3.50%, 09/01/15	528,450
250,000	3.88%, 09/01/17	274,125
850,000	4.00%, 01/01/17	926,364
50,000	State of Illinois, Series B (GO)
	5.00%, 01/01/15	53,321
		23,199,371
Kentucky: 2.6%
	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A (RB)
500,000	5.00%, 02/01/17	580,125
1,710,000	5.00%, 02/01/18	2,040,167
400,000	Kentucky State Property & Building Commission, Project No. 100, Series A (RB)
	5.00%, 08/01/17	469,784
1,250,000	Kentucky State Property & Building Commission, Project No. 90 (RB)
	5.00%, 11/01/18	1,510,712
670,000	Kentucky State Property & Building Commission, Project No. 96, Series A (RB)
	5.00%, 11/01/14	716,290
		5,317,078
Maine: 0.5%
1,000,000	State of Maine (GO)
	5.00%, 05/15/15	1,093,490
Maryland: 0.8%
	Maryland State Transportation Authority (RB)
500,000	5.25%, 03/01/16	566,600
445,000	5.25%, 03/01/18	538,121
400,000	Prince George’s County, Maryland Consolidated Public Improvement, Series B (GO)
	5.00%, 07/15/17	473,068
		1,577,789
Massachusetts: 1.3%
500,000	Commonwealth of Massachusetts, Series A (GO)
	5.00%, 03/01/16	563,850
100,000	Massachusetts Bay Transportation Authority, Series A (RB)
	5.00%, 07/01/15	110,071
750,000	Massachusetts Development Finance Agency, Series K-4 (RB)
	5.00%, 01/14/16 (p)	834,967
	Massachusetts School Building Authority, Sales Tax, Series A (RB)
500,000	4.00%, 05/15/14	519,495
500,000	5.00%, 05/15/15	547,495
		2,575,878
Principal
Amount		Value

Michigan: 3.4%
$500,000	City of Detroit, Michigan, Water and Sewerage Department, Series A (RB) (AGM)
	5.00%, 07/01/18	$569,510
420,000	Michigan Finance Authority, Clean Water Revolving Fund Revenue (RB)
	5.00%, 10/01/14	447,775
	Michigan Finance Authority, Unemployment Obligation Assessment, Series A (RB)
1,000,000	5.00%, 07/01/17	1,179,640
2,500,000	5.00%, 07/01/18	3,022,775
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series B (RB)
	5.00%, 11/15/15	556,705
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1 (RB)
	2.00%, 05/30/18 (p)	520,865
565,000	Wayne Country Airport Authority, Series A-D (RB)
	5.00%, 12/01/18	682,192
		6,979,462
Minnesota: 2.4%
1,050,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series A (RB)
	4.00%, 11/15/18 (p)	1,210,104
2,855,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series B (RB)
	4.00%, 11/15/18 (p)	3,291,644
500,000	Minnesota State, Series H (GO)
	5.00%, 11/01/14	535,250
		5,036,998
Missouri: 0.4%
300,000	Kansas City Municipal Assistance Corp., H. Roe Bartle Convention Center, Series A (RB) (FGIC) (NATL)
	5.00%, 04/15/15	323,055
515,000	Mississippi Highways & Transportation Commission, Series A (RB)
	2.25%, 05/01/15	534,642
		857,697
Nebraska: 0.8%
250,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB)
	5.00%, 12/01/14	261,030
250,000	Nebraska Public Power District, Series B (RB) (AGM)
	5.00%, 01/01/14	257,823
1,000,000	Nebraska Public Power District, Series C (RB)
	5.00%, 01/01/18 (c)	1,175,220
		1,694,073

See Notes to Financial Statements

59

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Nevada: 0.9%
$525,000	Clark County School District, Series A (GO)
	5.00%, 06/15/17	$611,793
	Clark County School District, Series B (GO)
250,000	5.00%, 06/15/14	262,858
260,000	5.00%, 06/15/16	294,320
570,000	5.00%, 06/15/17	664,232
		1,833,203
New Jersey: 4.3%
450,000	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
	5.00%, 06/15/14	470,862
1,110,000	New Jersey Economic Development Authority, School Facilities Construction, Series D (RB)
	5.00%, 12/15/17	1,312,575
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series DD (RB)
	4.00%, 12/15/16	558,250
1,390,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
	5.00%, 09/01/17	1,628,121
475,000	New Jersey Economic Development Authority, School Facilities Construction, Series O (RB)
	5.25%, 03/01/15	516,273
500,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 1A (RB)
	5.00%, 12/01/15	547,945
1,000,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 2 (RB)
	3.75%, 12/01/18	1,085,860
500,000	New Jersey State, Series O (GO)
	5.00%, 08/01/15	550,505
150,000	New Jersey Transportation Trust Fund Authority, Series D (RB)
	5.00%, 12/15/17	176,261
635,000	State of New Jersey, Series A (CP)
	5.00%, 06/15/17	731,907
1,000,000	State of New Jersey, Series O (GO)
	5.00%, 08/01/14	1,057,940
150,000	State of New Jersey, Series Q (GO)
	5.00%, 08/15/18	180,714
		8,817,213
New Mexico: 0.1%
250,000	New Mexico Finance Authority, Subordinate Lien, Series A-2 (RB)
	5.00%, 12/15/16	288,712
New York: 17.2%
	City of New York, Series E (GO)
250,000	4.00%, 08/01/16	277,012
850,000	5.00%, 08/01/17	999,073
450,000	City of New York, Series J (GO)
	5.00%, 08/01/17	528,921
Principal
Amount		Value

New York: (continued)
	Long Island Power Authority, Electric System, Series A (RB)
$250,000	4.00%, 05/01/14	$258,823
900,000	4.00%, 05/01/15	962,064
1,000,000	5.00%, 05/01/14	1,045,200
500,000	5.00%, 05/01/16	562,805
350,000	Metropolitan Transportation Authority, Series C-2 (RB)
	4.00%, 11/15/14	369,796
520,000	Metropolitan Transportation Authority, Series D (RB)
	5.00%, 11/15/17	612,976
240,000	New York City Industrial Development Agency, Yankee Stadium (RB) (NATL)
	5.00%, 03/01/14	247,687
300,000	New York City Transitional Finance Authority, Series A (RB)
	5.00%, 11/01/16	345,129
	New York City Transitional Finance Authority, Series B (RB)
355,000	5.00%, 11/01/15	395,868
145,000	5.00%, 11/01/15	161,578
	New York City Transitional Finance Authority, Series D (RB)
445,000	5.00%, 11/01/15	496,228
55,000	5.00%, 11/01/15	61,361
	New York City Transitional Finance Authority, Series E (RB)
790,000	3.00%, 11/01/14	821,900
210,000	3.00%, 11/01/14	218,608
750,000	New York City Transitional Finance Authority, Sub Series A-1 (RB)
	5.00%, 05/01/15	820,830
500,000	New York City Transitional Finance Authority, Sub Series C-1 (RB)
	4.00%, 11/01/16	559,805
	New York City, Series D (GO)
300,000	5.00%, 02/01/16	336,225
600,000	5.00%, 10/01/17	708,720
500,000	New York City, Series E (GO)
	4.00%, 08/01/14	523,410
375,000	New York City, Series F-1 (GO)
	5.00%, 03/01/16	421,530
300,000	New York City, Series I (GO)
	5.00%, 08/01/17	352,614
500,000	New York City, Series K (GO)
	4.00%, 08/01/14	523,410
	New York State Dormitory Authority, City University System, Series A (RB)
405,000	4.00%, 07/01/14	422,160
600,000	5.00%, 07/01/14	632,370
410,000	New York State Dormitory Authority, Mental Health Services, Series A (RB)
	5.50%, 02/15/17	481,500
600,000	New York State Dormitory Authority, State Personal Education, Series C (RB)
	5.00%, 03/15/15	652,098
250,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
	5.00%, 03/15/14	260,408

See Notes to Financial Statements

60

Principal Amount		Value

New York: (continued)
$250,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
	5.00%, 02/15/18	$298,140
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
	5.00%, 06/15/18	1,202,900
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
	5.00%, 02/15/15	1,083,150
500,000	New York State Dormitory Authority, State Personal Income Tax, Series G (RB)
	5.00%, 03/15/15	543,415
250,000	New York State Environmental Facilities Corp., State Personal Income, Series A (RB)
	5.00%, 12/15/13	257,408
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL)
	5.00%, 01/01/14	257,738
1,000,000	New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds (RB)
	5.00%, 04/01/16	1,127,710
	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB)
200,000	4.25%, 04/01/15	214,804
500,000	5.00%, 04/01/14	521,600
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B (RB)
	5.00%, 04/01/14	521,600
	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
450,000	5.00%, 03/15/15	489,163
450,000	5.00%, 03/15/19	548,865
385,000	New York State Thruway Authority, State Personal Refunding, Series A (RB)
	5.00%, 03/15/17	448,845
300,000	New York State Urban Development Corp., Series C (RB)
	5.00%, 03/15/17	349,749
580,000	New York State Urban Development Corp., Series D (RB)
	5.00%, 01/01/16	648,411
260,000	New York State Urban Development Corp., Service Contract, Series A (RB)
	5.00%, 01/01/14	268,169
250,000	New York State Urban Development Corp., Service Contract, Series D (RB)
	5.25%, 01/01/17	290,255
Principal Amount		Value

New York: (continued)
	New York State Urban Development Corp., State Personal Income Tax, Series C (RB)
$500,000	5.00%, 12/15/13	$514,940
2,665,000	5.00%, 12/15/18	3,245,783
	New York State, Series A (GO)
2,000,000	3.00%, 02/01/16	2,140,640
500,000	3.00%, 03/01/16	536,225
	Tobacco Settlement Financing Corp. (RB)
1,000,000	5.00%, 06/01/14	1,050,090
1,000,000	5.00%, 06/01/17	1,167,730
1,000,000	5.00%, 06/01/18	1,192,630
400,000	Town of Oyster Bay (GO)
	3.00%, 08/15/17	425,996
500,000	Triborough Bridge & Tunnel Authority of New York, MTA Bridges and Tunnels, Series A (RB)
	5.00%, 11/15/16	577,370
300,000	Triborough Bridge & Tunnel Authority of New York, MTA Bridges and Tunnels, Series D (RB)
	5.00%, 11/15/15	334,023
		35,317,458
North Carolina: 3.4%
300,000	North Carolina Eastern Municipal Power Agency, Series A (RB)
	5.00%, 01/01/15	321,678
250,000	North Carolina Eastern Municipal Power Agency, Series B (RB)
	5.00%, 01/01/16	278,080
2,270,000	North Carolina State, Department of State Treasurer (RB)
	5.00%, 03/01/16	2,543,490
1,000,000	North Carolina State, Grant Anticipation Revenue (RB)
	5.00%, 03/01/19	1,213,880
	North Carolina State, Series A (GO)
325,000	5.00%, 03/01/15	352,882
300,000	5.00%, 03/01/17	350,745
810,000	North Carolina, Capital Improvement, Series A (RB)
	5.00%, 05/01/15	885,476
250,000	North Carolina, Infrastructure Financing Corp., Series A (CP) (AGM)
	5.00%, 05/01/14	261,608
690,000	Wake County, North Carolina, Series D (GO)
	4.00%, 02/01/15	734,636
		6,942,475
Ohio: 1.2%
250,000	Ohio State Major New State Infrastructure Project, Series 1 (RB) (AGM)
	5.00%, 06/15/14	262,885
	Ohio State University, Series A (RB)
225,000	5.00%, 12/01/13	231,260
25,000	5.00%, 12/01/13	25,688

See Notes to Financial Statements

61

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Ohio: (continued)
$850,000	Ohio State Water Development Authority, Series A (RB)
	3.38%, 07/01/15 (p)	$881,730
1,000,000	State of Ohio, Higher Education, Series C (GO)
	5.00%, 08/01/16	1,142,550
		2,544,113
Oregon: 0.1%
250,000	City of Portland, Series A (RB) (AGM)
	5.00%, 06/15/16	284,162
Pennsylvania: 3.5%
400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB)
	5.00%, 05/15/14	419,640
	Commonwealth of Pennsylvania, First Refunding Series (GO)
1,000,000	5.00%, 07/01/17	1,176,030
1,000,000	5.00%, 07/01/18	1,205,740
2,500,000	Commonwealth of Pennsylvania, Second Refunding Series (GO)
	5.00%, 07/01/17	2,940,075
750,000	Commonwealth of Pennsylvania, Series A (GO)
	5.00%, 08/01/17 (c)	879,127
250,000	Pennsylvania Higher Educational Facilities Authority, Series AG (RB)
	5.00%, 06/15/16	283,165
250,000	Pennsylvania Intergovernmental Cooperation Authority (ST)
	5.00%, 06/15/14	263,205
		7,166,982
Puerto Rico: 4.6%
475,000	Puerto Rico Commonwealth Highway & Transportation Authority, Series CC (RB)
	5.00%, 07/01/16	500,199
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series C (RB) (AMBAC)
	5.50%, 07/01/13	251,478
	Puerto Rico Commonwealth, Government Development, Series B (RB)
250,000	5.00%, 12/01/14	261,788
500,000	5.00%, 12/01/15	525,380
750,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) (AGO)
	5.00%, 07/01/15	794,227
225,000	Puerto Rico Electric Power Authority, Series QQ (RB) (XLCA)
	5.25%, 07/01/14	233,609
200,000	Puerto Rico Electric Power Authority, Series SS (RB) (NATL)
	5.00%, 07/01/14	207,082
75,000	Puerto Rico Electric Power Authority, Series UU (RB) (NATL)
	4.00%, 07/01/14	76,799
Principal Amount		Value

Puerto Rico: (continued)
	Puerto Rico Electric Power Authority, Series ZZ (RB)
$1,000,000	5.00%, 07/01/16	$1,060,780
1,805,000	5.00%, 07/01/17	1,929,834
375,000	5.00%, 07/01/18	403,350
1,050,000	Puerto Rico Public Buildings Authority, Government Facilities, Series M (RB) (COMWLTH GTD)
	5.75%, 07/01/15	1,111,299
500,000	Puerto Rico Public Buildings Authority, Series N (RB) (COMWLTH GTD)
	5.25%, 07/01/16	530,255
	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB)
220,000	3.75%, 08/01/15	231,931
1,245,000	4.25%, 08/01/17	1,347,327
		9,465,338
South Carolina: 0.9%
1,000,000	Piedmont Municipal Power Agency, Series A (RB)
	5.00%, 01/01/17	1,136,470
585,000	South Carolina Public Service Authority, Series A (RB) (AMBAC)
	5.00%, 01/01/17 (c)	675,301
		1,811,771
Tennessee: 0.3%
485,000	City of Memphis, Electric System Revenue (RB)
	5.00%, 12/01/16	560,607
Texas: 6.0%
550,000	City of Dallas, Fort Worth International Airport, Series B (RB)
	5.00%, 11/01/18	657,899
500,000	City of Dallas, Texas Refunding & Improvement, Series A (GO)
	5.00%, 02/15/18	598,095
460,000	City of Houston, Texas, Series A (GO)
	5.00%, 03/01/18	547,460
300,000	City of San Antonio Texas, Series D (RB)
	5.00%, 02/01/17	348,075
505,000	Harris County Tall Road Authority, Series A (RB) (NATL)
	5.00%, 08/15/16	575,180
250,000	Harris County, Texas Metropolitan Transit Authority, Series B (RB)
	5.00%, 11/01/16	287,607
250,000	Houston, Texas Independent School District (GO)
	5.00%, 02/15/14	259,348
450,000	Houston, Texas Public Improvement Refunding, Series A (GO) (NATL)
	5.00%, 03/01/16	505,971
250,000	Houston, Texas Utility System, Combined 1st Lien Series A (RB) (AGM)
	5.25%, 11/15/14	268,837
500,000	Klein Independent School District, Series A (GO)
	5.00%, 08/01/17	589,065
630,000	Lower Colorado River Authority (RB)
	5.00%, 05/15/16	714,628

See Notes to Financial Statements

62

Principal Amount		Value

Texas: (continued)
$250,000	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien Series A (RB)
	5.00%, 12/15/14	$266,620
2,210,000	Texas Public Finance Authority (GO)
	5.00%, 10/01/18	2,691,404
500,000	Texas Public Finance Authority, Series A (GO)
	5.00%, 10/01/15	555,515
1,050,000	Texas Public Finance Authority, Series B (RB)
	5.00%, 07/01/15 (c)	1,153,582
250,000	Texas State University System, Board of Regents (RB)
	5.00%, 03/15/18	297,907
250,000	Texas Transportation Commission, Series A (RB)
	5.00%, 04/01/16 (c)	281,695
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB)
	5.00%, 04/01/14	260,870
1,300,000	Texas Water Development Board, Series A (RB)
	5.00%, 07/15/17	1,534,507
		12,394,265
Utah: 1.4%
750,000	Intermountain Power Agency, Subordinated Power Supply Revenue, Series A (RB)
	5.00%, 07/01/14 (c)	789,022
1,000,000	State of Utah, Series C (GO)
	5.00%, 07/01/17	1,181,900
825,000	Utah State Board of Regents, Series EE-2 (RB)
	4.50%, 11/01/17	958,105
		2,929,027
Virginia: 1.4%
	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW)
500,000	5.00%, 04/01/14	521,880
450,000	5.00%, 04/01/15	490,275
125,000	Loudoun County, Virginia, Series B (GO) (SAW)
	5.00%, 12/01/13	128,485
500,000	Virginia College Building Authority, Public Higher Education Financing Program, Series A-1 (RB)
	5.00%, 09/01/17	589,615
1,105,000	Virginia Commonwealth Transportation Board, Series A (RB)
	5.00%, 03/15/15	1,201,378
		2,931,633
Principal Amount		Value

Washington: 3.1%
1,000,000	Energy Northwest, Project 1 Electric Revenue Refunding, Series A (RB)
	5.00%, 07/01/17	1,175,130
395,000	Energy Northwest, Project 3 Electric Revenue Refunding, Series A (RB)
	5.00%, 07/01/15	433,967
265,000	Port of Seattle, Passenger Facility Carge Revenue, Series A (RB)
	5.00%, 12/01/17	313,095
525,000	Washington State, Motor Vehicle Fuel Tax, Series C (GO)
	5.00%, 07/01/17	617,888
500,000	Washington State, Motor Vehicle Fuel Tax, Series D (GO)
	5.00%, 01/01/17	579,150
500,000	Washington State, Various Purpose, Series B (GO)
	5.00%, 07/01/17	588,465
1,540,000	Washington State, Various Purpose, Series R-A (GO)
	5.00%, 01/01/18	1,832,215
675,000	Washington State, Various Purpose, Series R-D (GO)
	5.00%, 07/01/15	742,203
		6,282,113
Total Municipal Bonds (Cost: $199,843,136)		202,847,258

Number of Shares
MONEY MARKET FUND: 0.0% (Cost: $65,851)
65,851	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	65,851
Total Investments: 98.7% (Cost: $199,908,987)		202,913,109
Other assets less liabilities: 1.3%		2,592,615
NET ASSETS: 100.0%		$205,505,724

See Notes to Financial Statements

63

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
ST	Special Tax
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	1.3%	$2,713,341
Development	2.4	4,862,207
Education	4.9	10,028,179
Facilities	7.0	14,157,201
General Obligation	44.2	89,682,973
Higher Education	4.3	8,637,581
Medical	7.2	14,610,802
Multifamily Housing	0.1	100,724
Pollution	0.4	881,730
Power	9.2	18,652,613
School District	3.6	7,370,221
Student Loan	0.5	958,105
Transportation	11.3	22,927,935
Utilities	0.3	527,650
Water	3.3	6,735,996
Money Market Fund	0.0	65,851
	100.0%	$202,913,109

The summary of inputs used to value the Fund’s investments as of April 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$-	$202,847,258	$-	$202,847,258
Money Market Fund	65,851	-	-	65,851
Total	$65,851	$202,847,258	$-	$202,913,109

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

64

[This page intentionally left blank.]

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2013

		High-Yield	Intermediate
	CEF Municipal	Municipal	Municipal	Long Municipal
	Income ETF	Index ETF	Index ETF	Index ETF

Assets:
Investments, at value (1)	$25,427,023	$1,115,722,564	$736,588,598	$119,711,028
Cash	2,181	-	-	-
Receivables:
Shares sold	-	-	2,375,490	-
Due from Adviser	3,850	-	-	-
Dividends and interest	89,161	19,482,752	9,010,992	1,601,341
Prepaid expenses	74	-	-	-
Total assets	25,522,289	1,135,205,316	747,975,080	121,312,369

Liabilities:
Payables:
Investment securities purchased	-	3,500,000	1,249,430	27,570
Line of credit	-	-	-	301,000
Shares redeemed	-	-	-	52,904
Due to Adviser	-	323,893	147,379	24,035
Due to custodian	-	835,974	-	-
Deferred Trustee fees	157	3,184	3,000	1,517
Accrued expenses	59,411	860	-	378
Total liabilities	59,568	4,663,911	1,399,809	407,404
NET ASSETS	$25,462,721	$1,130,541,405	$746,575,271	$120,904,965
Shares outstanding	900,000	34,000,000	31,400,000	5,950,000
Net asset value, redemption and offering price per share	$28.29	$33.25	$23.78	$20.32

Net assets consist of:
Aggregate paid in capital	$26,272,030	$1,060,203,205	$712,374,631	$116,170,034
Net unrealized appreciation (depreciation)	(715,998)	61,490,533	32,702,080	6,828,324
Undistributed net investment income	122,202	6,314,178	1,513,206	408,791
Accumulated net realized gain (loss)	(215,513)	2,533,389	(14,646)	(2,502,184)
	$25,462,721	$1,130,541,405	$746,575,271	$120,904,965
(1) Cost of investments	$26,143,021	$1,054,232,030	$703,886,518	$112,882,704

See Notes to Financial Statements

66

Pre-Refunded
Municipal	Short Municipal
Index ETF	Index ETF

$32,549,596	$202,913,109
-	-

40,956	-
-	-
510,757	2,627,616
-	-
33,101,309	205,540,725

39,351	-
-	-
-	-
6,998	33,401
34,360	-
865	1,600
-	-
81,574	35,001
$33,019,735	$205,505,724
1,300,000	11,550,000
$25.40	$17.79

$32,220,314	$202,312,717
884,374	3,004,124
44,539	243,258
(129,492)	(54,375)
$33,019,735	$205,505,724
$31,665,222	$199,908,987

See Notes to Financial Statements

67

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2013

		High-Yield	Intermediate
	CEF Municipal	Municipal Index	Municipal Index	Long Municipal
	Income ETF	ETF	ETF	Index ETF

Income:
Dividends	$899,555	$-	$-	$-
Interest	-	50,729,330	17,857,266	4,455,905
Securities lending income	6,192	-	-	-
Total income	905,747	50,729,330	17,857,266	4,455,905

Expenses:
Management fees	63,047	3,180,392	1,542,402	260,547
Professional fees	32,856	-	-	-
Insurance	131	-	-	-
Trustees’ fees and expenses	224	-	-	-
Reports to shareholders	4,308	-	-	-
Indicative optimized portfolio value fee	12,037	-	-	-
Custodian fees	7,849	-	-	-
Registration fees	11,057	-	-	-
Transfer agent fees	2,298	-	-	-
Fund accounting fees	28,789	-	-	-
Interest	16	8,652	686	1,452
Other	247	-	-	-
Total expenses	162,859	3,189,044	1,543,088	261,999
Waiver of management fees	(63,047)	-	-	-
Expenses assumed by the Adviser	(36,749)	-	-	-
Net expenses	63,063	3,189,044	1,543,088	261,999
Net investment income	842,684	47,540,286	16,314,178	4,193,906

Net realized gain (loss) on:
Investments	(215,416)	7,285,876	15,189	86,833
In-kind redemptions	387,627	4,309,540	2,814,199	1,786,663
Net realized gain	172,211	11,595,416	2,829,388	1,873,496

Net change in unrealized appreciation (depreciation) on:
Investments	(1,021,540)	22,441,681	8,975,144	1,030,833
Net change in unrealized appreciation (depreciation)	(1,021,540)	22,441,681	8,975,144	1,030,833
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,645)	$81,577,383	$28,118,710	$7,098,235

See Notes to Financial Statements

68

Pre-Refunded
Municipal Index	Short Municipal
ETF	Index ETF

$-	$-
602,164	2,832,832
-	-
602,164	2,832,832

83,201	339,966
-	-
-	-
-	-
-	-
-	-
-	-
-	-
-	-
-	-
-	25
-	-
83,201	339,991
-	-
-	-
83,201	339,991
518,963	2,492,841

60,640	(54,376)
151,029	679,907
211,669	625,531

(149,912)	(97,074)
(149,912)	(97,074)

$580,720	$3,021,298

See Notes to Financial Statements

69

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CEF Municipal Income ETF		High-Yield Municipal Index ETF
		For the Period
	For the Year	July 12, 2011*	For the Year	For the Year
	Ended	through	Ended	Ended
	April 30, 2013	April 30, 2012	April 30, 2013	April 30, 2012
Operations:
Net investment income	$842,684	$250,792	$47,540,286	$19,752,130
Net realized gain (loss)	172,211	142,694	11,595,416	(2,915,767)
Net change in unrealized appreciation (depreciation)	(1,021,540)	305,542	22,441,681	39,416,073
Net increase (decrease) in net assets resulting from operations	(6,645)	699,028	81,577,383	56,252,436

Dividends and Distributions to shareholders:
Dividends from net investment income	(756,260)	(214,855)	(44,542,201)	(17,702,540)
Distributions from net realized capital gains	(3,575)	(2,625)	-	-
Total Dividends and Distributions	(759,835)	(217,480)	(44,542,201)	(17,702,540)

Share transactions:* *
Proceeds from sale of shares	27,822,123	11,914,552	609,982,053	329,200,111
Cost of shares redeemed	(9,922,067)	(4,066,955)	(82,484,803)	(11,791,733)
Increase (Decrease) in net assets resulting from share transactions	17,900,056	7,847,597	527,497,250	317,408,378
Total increase (decrease) in net assets	17,133,576	8,329,145	564,532,432	355,958,274
Net Assets, beginning of period	8,329,145	-	566,008,973	210,050,699
Net Assets, end of period†	$25,462,721	$8,329,145	$1,130,541,405	$566,008,973
† Including undistributed net investment income	$122,202	$35,926	$6,314,178	$4,604,705

** Shares of Common Stock Issued (no par value)
Shares sold	950,000	450,000	18,600,000	10,900,000
Shares redeemed	(350,000)	(150,000)	(2,500,000)	(400,000)
Net increase (decrease)	600,000	300,000	16,100,000	10,500,000

*	Commencement of operations

See Notes to Financial Statements

70

Intermediate Municipal Index ETF		Long Municipal Index ETF		Pre-Refunded Municipal Index ETF

For the Year	For the Year	For the Year	For the Year	For the Year	For the Year
Ended	Ended	Ended	Ended	Ended	Ended
April 30, 2013	April 30, 2012	April 30, 2013	April 30, 2012	April 30, 2013	April 30, 2012

$16,314,178	$10,152,215	$4,193,906	$2,879,933	$518,963	$470,194
2,829,388	1,037,298	1,873,496	359,674	211,669	70,101
8,975,144	22,765,554	1,030,833	6,998,765	(149,912)	406,572

28,118,710	33,955,067	7,098,235	10,238,372	580,720	946,867

(15,886,800)	(9,712,000)	(4,081,740)	(2,821,325)	(518,140)	(467,040)
(65,310)	-	-	-	-	-
(15,952,110)	(9,712,000)	(4,081,740)	(2,821,325)	(518,140)	(467,040)

361,608,566	215,137,215	56,471,868	24,632,804	7,606,723	-
(86,950,939)	-	(20,122,020)	(5,520,544)	(7,606,130)	(2,542,598)

274,657,627	215,137,215	36,349,848	19,112,260	593	(2,542,598)
286,824,227	239,380,282	39,366,343	26,529,307	63,173	(2,062,771)
459,751,044	220,370,762	81,538,622	55,009,315	32,956,562	35,019,333
$746,575,271	$459,751,044	$120,904,965	$81,538,622	$33,019,735	$32,956,562
$1,513,206	$1,081,429	$408,791	$296,625	$44,539	$42,184

15,300,000	9,500,000	2,800,000	1,300,000	300,000	-
(3,700,000)	-	(1,000,000)	(300,000)	(300,000)	(100,000)
11,600,000	9,500,000	1,800,000	1,000,000	-	(100,000)

See Notes to Financial Statements

71

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Short Municipal Index ETF
	For the Year	For the Year
	Ended	Ended
	April 30, 2013	April 30, 2012

Operations:
Net investment income	$2,492,841	$2,059,493
Net realized gain	625,531	293,885
Net change in unrealized appreciation (depreciation)	(97,074)	1,993,559
Net increase in net assets resulting from operations	3,021,298	4,346,937

Dividends and Distributions to shareholders:
Dividends from net investment income	(2,444,000)	(2,028,885)
Distributions from net realized capital gains	(108,350)	(1,270)
Total Dividends and Distributions	(2,552,350)	(2,030,155)

Share transactions:* *
Proceeds from sale of shares	103,064,489	49,317,058
Cost of shares redeemed	(33,769,510)	(10,460,315)
Increase in net assets resulting from share transactions	69,294,979	38,856,743
Total increase in net assets	69,763,927	41,173,525
Net Assets, beginning of period	135,741,797	94,568,272
Net Assets, end of period†	$205,505,724	$135,741,797
† Including undistributed net investment income	$243,258	$194,483

* * Shares of Common Stock Issued (no par value)
Shares sold	5,800,000	2,800,000
Shares redeemed	(1,900,000)	(600,000)
Net increase	3,900,000	2,200,000

See Notes to Financial Statements

72

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	CEF MUNICIPAL INCOME ETF
		For the Period
	For the Year	July 12, 2011 (a)
	Ended April 30, 2013	through April 30, 2012
Net asset value, beginning of period	$27.76	$25.00
Income from investment operations:
Net investment income	1.49	1.24
Net realized and unrealized gain on investments	0.53	2.66
Total from investment operations	2.02	3.90
Less:
Dividends from net investment income	(1.48)	(1.12)
Distributions from net realized gains	(0.01)	(0.02)
Total dividends and distributions	(1.49)	(1.14)
Net asset value, end of period	$28.29	$27.76
Total return (b)	7.28%	15.84	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$25,463	$8,329
Ratio of gross expenses to average net assets	1.03%	2.36	%(d)
Ratio of net expenses to average net assets	0.40%	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40%	0.40	%(d)
Ratio of net investment income to average net assets	5.33%	6.04	%(d)
Portfolio turnover rate	3%	3	%(c)

		HIGH-YIELD MUNICIPAL INDEX ETF
					For the Period
					February 4,
	For the Year	For the Year	For the Year	For the Year	2009 (a)
	Ended	Ended	Ended	Ended	through
	April 30,	April 30,	April 30,	April 30,	April 30,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$31.62	$28.39	$30.62	$26.22	$25.46
Income from investment operations:
Net investment income	1.61	1.60	1.75	2.08	0.54
Net realized and unrealized gain (loss) on investments	1.66	3.32	(1.97)	4.17	0.55
Total from investment operations	3.27	4.92	(0.22)	6.25	1.09
Less:
Dividends from net investment income	(1.64)	(1.69)	(1.79)	(1.85)	(0.33)
Distributions from net realized gains	-	-	(0.22)	-	-
Total dividends and distributions	(1.64)	(1.69)	(2.01)	(1.85)	(0.33)
Net asset value, end of period	$33.25	$31.62	$28.39	$30.62	$26.22
Total return (b)	10.55%	17.90%	(0.81)%	24.47%	4.32	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,130,541	$566,009	$210,051	$159,210	$78,651
Ratio of gross expenses to average net assets	0.35%	0.35%	0.44%	0.65%	0.71	%(d)
Ratio of net expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35%	0.35%	0.35%	0.35%	0.35	%(d)
Ratio of net investment income to average net assets	5.22%	6.04%	6.27%	7.45%	9.11	%(d)
Portfolio turnover rate	12%	18%	42%	19%	0	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

73

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	INTERMEDIATE MUNICIPAL INDEX ETF (c)
	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$23.22	$21.40	$21.51	$20.77	$20.63
Income from investment operations:
Net investment income	0.59	0.71	0.74	0.75	0.76
Net realized and unrealized gain (loss) on investments	0.57	1.82	(0.08)	0.75	0.10
Total from investment operations	1.16	2.53	0.66	1.50	0.86
Less:
Dividends from net investment income	(0.60)	(0.71)	(0.74)	(0.76)	(0.72)
Distributions from net realized gains	- (b)	-	(0.03)	- (b)	-
Total dividends and distributions	(0.60)	(0.71)	(0.77)	(0.76)	(0.72)
Net asset value, end of year	$23.78	$23.22	$21.40	$21.51	$20.77
Total return (a)	5.05%	12.02%	3.11%	7.35%	4.32%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$746,575	$459,751	$220,371	$159,179	$51,916
Ratio of gross expenses to average net assets	0.24%	0.24%	0.29%	0.45%	0.70%
Ratio of net expenses to average net assets	0.24%	0.24%	0.24%	0.23%	0.20%
Ratio of net expenses, excluding interest expense, to average net assets	0.24%	0.24%	0.24%	0.23%	0.20%
Ratio of net investment income to average net assets	2.54%	3.19%	3.50%	3.73%	3.97%
Portfolio turnover rate	1%	7%	19%	22%	11%

	LONG MUNICIPAL INDEX ETF (c)
	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$19.65	$17.46	$18.49	$17.28	$19.31
Income from investment operations:
Net investment income	0.77	0.83	0.83	0.83	0.86
Net realized and unrealized gain (loss) on investments	0.67	2.19	(1.03)	1.23	(2.07)
Total from investment operations	1.44	3.02	(0.20)	2.06	(1.21)
Less:
Dividends from net investment income	(0.77)	(0.83)	(0.83)	(0.85)	(0.82)
Net asset value, end of year	$20.32	$19.65	$17.46	$18.49	$17.28
Total return (a)	7.44%	17.67%	(1.10)%	12.20%	(6.24)%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$120,905	$81,539	$55,009	$52,711	$30,247
Ratio of gross expenses to average net assets	0.24%	0.24%	0.38%	0.64%	0.78%
Ratio of net expenses to average net assets	0.24%	0.24%	0.24%	0.25%	0.24%
Ratio of net expenses, excluding interest expense, to average net assets	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	3.86%	4.46%	4.60%	4.78%	5.15%
Portfolio turnover rate	3%	22%	27%	20%	44%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Amount represents less than $0.005 per share.
(c)	On October 24, 2008, the Fund effected a share split as described in the Notes to Financial Statements. Per share data prior to this date has been adjusted to give effect to the share split.

See Notes to Financial Statements

74

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	PRE-REFUNDED MUNICIPAL INDEX ETF
					For the Period
					February 2,
	For the Year	For the Year	For the Year	For the Year	2009 (a)
	Ended	Ended	Ended	Ended	through
	April 30,	April 30,	April 30,	April 30,	April 30,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$25.35	$25.01	$24.98	$24.73	$24.76
Income from investment operations:
Net investment income	0.38	0.34	0.34	0.35	0.06
Net realized and unrealized gain (loss) on investments	0.05	0.34	0.10	0.24	(0.05)
Total from investment operations	0.43	0.68	0.44	0.59	0.01
Less:
Dividends from net investment income	(0.38)	(0.34)	(0.35)	(0.34)	(0.04)
Distributions from net realized gains	-	-	(0.06)	-	-
Total dividends and distributions	(0.38)	(0.34)	(0.41)	(0.34)	(0.04)
Net asset value, end of period	$25.40	$25.35	$25.01	$24.98	$24.73
Total return (b)	1.71%	2.74%	1.74%	2.38%	0.06	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$33,020	$32,957	$35,019	$39,965	$19,785
Ratio of gross expenses to average net assets	0.24%	0.24%	0.38%	0.67%	1.26	%(d)
Ratio of net expenses to average net assets	0.24%	0.24%	0.24%	0.24%	0.24	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.24%	0.24%	0.24%	0.24%	0.24	%(d)
Ratio of net investment income to average net assets	1.50%	1.36%	1.36%	1.44%	1.29	%(d)
Portfolio turnover rate	19%	40%	28%	8%	0	%(c)

	SHORT MUNICIPAL INDEX ETF (f)
	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$17.74	$17.35	$17.32	$16.93	$16.47
Income from investment operations:
Net investment income	0.26	0.32	0.36	0.39	0.43
Net realized and unrealized gain (loss) on investments	0.06	0.40	0.09	0.39	0.46
Total from investment operations	0.32	0.72	0.45	0.78	0.89
Less:
Dividends from net investment income	(0.26)	(0.33)	(0.36)	(0.39)	(0.43)
Distributions from net realized gains	(0.01)	- (e)	(0.06)	-	-
Total dividends and distributions	(0.27)	(0.33)	(0.42)	(0.39)	(0.43)
Net asset value, end of year	$17.79	$17.74	$17.35	$17.32	$16.93
Total return (b)	1.83%	4.16%	2.59%	4.64%	5.50%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$205,506	$135,742	$94,568	$89,222	$24,543
Ratio of gross expenses to average net assets	0.20%	0.20%	0.29%	0.55%	1.11%
Ratio of net expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.16%
Ratio of net expenses, excluding interest expense, to average net assets	0.20%	0.20%	0.20%	0.19%	0.16%
Ratio of net investment income to average net assets	1.46%	1.85%	2.04%	2.31%	2.88%
Portfolio turnover rate	10%	23%	35%	43%	20%

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
(e)	Amount represents less than $0.005 per share
(f)	On October 24, 2008, the Fund effected a share split as described in the Notes to Financial Statements. Per share data prior to this date has been adjusted to give effect to the share split.

See Notes to Financial Statements

75

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1–Fund Organization–Market Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of April 30, 2013, offers fifty two investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: CEF Municipal Income ETF (“CEF Municipal”), High-Yield Municipal Index ETF (“High-Yield”), Intermediate Municipal Index ETF (“Intermediate”), Long Municipal Index ETF (“Long”), Pre-Refunded Municipal Index ETF (“Pre-Refunded”) and Short Municipal Index ETF (“Short”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its Index. The Funds (except CEF Municipal) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the Index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. CEF Municipal seeks to achieve its objectives through a portfolio of securities in substantially the same weighting as its index.

The Funds’ commencement of operations dates and their respective indices are presented below:

Fund	Commencement of Operations	Index
CEF Municipal	July 12, 2011	S-Network Municipal Bond Closed-End Fund IndexSM
High-Yield	February 4, 2009	Barclays Capital Municipal Custom High Yield Composite Index
Intermediate	December 4, 2007	Barclays Capital AMT-Free Intermediate Continuous Municipal Index
Long	January 2, 2008	Barclays Capital AMT-Free Long Continuous Municipal Index
Pre-Refunded	February 2, 2009	Barclays Capital Municipal Pre-Refunded-Treasury-Escrowed Index
Short	February 22, 2008	Barclays Capital AMT-Free Short Continuous Municipal Index

Note 2–Significant Accounting Policies–The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from
76

securities, dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders–Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation–Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain loss on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities–The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Use of Derivative Instruments–The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and
77

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments outstanding during the year ended April 30, 2013.

G.	Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or an increase in realized gain. Such amounts are based upon estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from estimated amounts. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3–Investment Management and Other Agreements–The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The High Yield, Intermediate, Long, Pre-Refunded and Short Funds utilize a unitary management fee where the Adviser is responsible for all expenses of the Funds, except the fee payment under the Investment Management Agreement, interest expenses, offering costs, trading expenses, taxes and extraordinary expenses. For CEF Municipal, the Adviser voluntarily waived its fees and assumed certain fund expenses during the year to limit total annual operating expenses to the expense cap listed below.

The current management fee rate, expense cap and the amounts waived/assumed by the Adviser for the year ended April 30, 2013 are as follows:

Fund	Expense Cap	Management Fee Rate	Waiver of Management Fees	Expenses Assumed by the Adviser
CEF Municipal *	0.40%	0.40%	$63,047	$36,749

* The Adviser has agreed, at least until September 1, 2013, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the Fund’s total annual operating expenses do not exceed the expense cap, excluding interest expense.

The current unitary management fee rate for the year ended April 30, 2013 are as follows:

Fund	Unitary Management Fee Rate
High-Yield	0.35%
Intermediate	0.24
Long	0.24
Pre-Refunded	0.24
Short	0.20

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

78

Note 4–Investments–For the year ended April 30, 2013, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
CEF Municipal	$510,475	$3,213,461
High-Yield	700,589,996	105,792,570
Intermediate	335,860,370	7,573,683
Long	42,298,671	3,581,497
Pre-Refunded	9,678,147	6,447,987
Short	90,861,738	17,452,290

Note 5–Income Taxes–As of April 30, 2013, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CEF Municipal	$26,143,021	$4,348	$(720,346)	$(715,998)
High-Yield	1,051,647,766	75,732,589	(11,657,791)	64,074,798
Intermediate	703,848,767	33,873,755	(1,133,924)	32,739,831
Long	112,869,643	7,467,596	(626,211)	6,841,385
Pre-Refunded	31,665,178	886,329	(1,911)	884,418
Short	199,900,124	3,142,913	(129,928)	3,012,985

At April 30, 2013, the components of accumulated earnings (deficit) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital Losses	Qualified Late-Year Losses	Other Temporary Difference*	Unrealized Appreciation (Depreciation)	Total
CEF Municipal	$122,359	$ -	$-	$(215,513)	$-	$(157)	$(715,998)	$(809,309)
High-Yield	3,508,696	-	2,771,483	-	-	(16,876)	64,074,797	70,338,100
Intermediate	1,489,980	-	-	-	(14,645)	(14,526)	32,739,831	34,200,640
Long	399,461	-	-	(2,498,323)	(3,861)	(3,731)	6,841,385	4,734,931
Pre-Refunded	46,392	-	-	(129,222)	(270)	(1,897)	884,418	799,421
Short	239,731	-	-	(54,376)	-	(5,335)	3,012,987	3,193,007

*	Qualified late-year losses comprised of post-October capital losses incurred after October 31, 2012, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2012 and specified losses incurred after October 31, 2012. These losses are deemed to arise on the first day of the Fund’s next taxable year. For the year ended April 30, 2013, the Funds intend to defer to May 1, 2013 for federal tax purposes the above listed post-October capital losses.

The tax character of dividends paid to shareholders during the years ended April 30, 2013 and April 30, 2012 were as follows:

	Tax-Exempt Dividends		Ordinary Income		Long-Term Capital Gains
Fund	April 30, 2013	April 30, 2012	April 30, 2013	April 30, 2012	April 30, 2013	April 30, 2012
CEF Municipal	$751,369	$213,566	$5,039	$3,914	$3,427	$-
High-Yield	43,970,570	17,486,728	571,631	215,812	-	-
Intermediate	15,867,110	9,711,970	19,690	30	65,310	-
Long	4,054,246	2,807,385	27,494	13,940	-	-
Pre-Refunded	518,140	467,040	-	-	-	-
Short	2,443,328	2,028,885	738	-	108,284	1,270

On December 22, 2010 the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized

79

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

prior to the losses incurred in the pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At April 30, 2013, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Post-Effective– No Expiration	Post-Effective– No Expiration	Amount Expiring in the Year Ended April 30,
Fund	Short-Term Capital Losses	Long-Term Capital Losses	2019	2018	2017
CEF Municipal	215,513	-	$-	$-	$-
Long	261,318	-	78,825	1,554,202	603,978
Pre-Refunded	129,222	-	-	-	-
Short	32,634	21,742	-	-	-

During the year ended April 30, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment of market discount on tax exempt instruments, equalization and in-kind share transactions, the Fund’s incurred differences that affected undistributed net investment income, accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Undistributed Net Investment Income (Loss)	(Decrease) in Accumulated Realized Gain (Loss)	Increase in Aggregate Paid in Capital
CEF Municipal	$(148)	$(387,479)	$387,627
High-Yield	(1,288,612)	(5,256,110)	6,544,722
Intermediate	4,399	(2,814,200)	2,809,801
Long	-	(1,786,664)	1,786,664
Pre-Refunded	1,532	(151,029)	149,497
Short	(66)	(679,841)	679,907

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years (tax years ended April 30, 2010-2012), or expected to be taken in the Funds’ current tax year. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended April 30, 2013, the Funds did not incur any interest or penalties.

Note 6–Capital Share Transactions–As of April 30, 2013, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 100,000 shares, except for CEF Municipal, which has Creation Units consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the year ended April 30, 2013, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
CEF Municipal	$26,786,161	$6,136,350
High-Yield	4,467,118	73,465,784
Intermediate	44,391,456	94,260,845
Long	18,274,664	19,896,850
Pre-Refunded	4,718,420	6,999,170
Short	34,887,155	35,402,916
80

Note 7–Concentration and Other Risks–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective. The Funds (except CEF Municipal) use a sampling approach in which the Adviser uses quantitative analysis to select bonds that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. Each Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Investments in municipal securities involve risks similar to those of investing in any fund of fixed income securities traded on exchanges, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

High-Yield invests in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. High-Yield may not be able to sell bonds at desired prices and that large purchases or sales of certain high yield bond issues may cause substantial fluctuations in share price, yield and total return.

CEF Municipal invests in closed-end funds that may trade at a discount or premium to their net asset value. A closed-end fund may be leveraged as part of its investment strategy. As a result, the Fund may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

Effective September 1, 2010, High-Yield, Intermediate, Long, Pre-Refunded and Short Funds adopted a unitary management fee where the Adviser is responsible for all expenses of the Funds. Therefore, the expense for the Plan for these Funds are included in “Management fees” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities for amounts accrued through September 1, 2010 and in “Due to Adviser” for amounts accrued after September 1, 2010.

For CEF Municipal, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9–Securities Lending–To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the Bank of New York Overnight Government Fund and/or the Bank of New York Institutional Cash Reserve. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. As of April 30, 2013, there were no loans outstanding.

81

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 10–Share Split–On October 10, 2008, the Board of Trustees of the Market Vectors ETF Trust approved a split of the shares for Intermediate, Long, and Short. The share splits took place for shareholders of record as of the close of business on October 21, 2008, and were payable on October 23, 2008. Fund shares began trading on a split-adjusted basis on October 24, 2008. Intermediate and Long split their shares five-for-one and Short split its shares three-for-one.

Note 11–Bank Line of Credit–Certain Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the year ended April 30, 2013, the following Funds borrowed under this facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of April 30, 2013
High-Yield	63	$1,398,762	1.82%	$-
Intermediate	13	883,384	1.83	-
Long	60	462,900	1.72	301,000

Note 12–Custodian Fees–The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the year ended April 30, 2013, there were no offsets to custodian fees.

Note 13–Recent Accounting Pronouncements–The Funds have adopted Accounting Standards Update (“ASU No. 2011-04”) “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new disclosures have been implemented for annual and interim periods beginning after December 15, 2011 and can be found in Note 2 to the financial statements and the Schedule of Investments, if applicable.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivative instruments, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Funds’ financial statements.

82

Note 14–Subsequent Events–The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to April 30, 2013:

Fund	Ex-Date	Record Date	Payable Date	Per Share
CEF Municipal	5/1/13	5/3/13	5/7/13	$0.1260
High-Yield	5/1/13	5/3/13	5/7/13	$0.1283
Intermediate	5/1/13	5/3/13	5/7/13	$0.0468
Long	5/1/13	5/3/13	5/7/13	$0.0637
Pre-Refunded	5/1/13	5/3/13	5/7/13	$0.0320
Short	5/1/13	5/3/13	5/7/13	$0.0200
CEF Municipal	6/3/13	6/5/13	6/7/13	$0.1220
High-Yield	6/3/13	6/5/13	6/7/13	$0.1388
Intermediate	6/3/13	6/5/13	6/7/13	$0.0472
Long	6/3/13	6/5/13	6/7/13	$0.0638
Pre-Refunded	6/3/13	6/5/13	6/7/13	$0.0295
Short	6/3/13	6/5/13	6/7/13	$0.0200
83

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
of Market Vectors ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CEF Municipal Income ETF, High-Yield Municipal Index ETF, Intermediate Municipal Index ETF, Long Municipal Index EFF, Pre-Refunded Municipal Index ETF and Short Municipal Index ETF (six of the series constituting Market Vectors ETF Trust) (the “Funds”) as of April 30, 2013, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CEF Municipal Income ETF, High-Yield Municipal Index ETF, Intermediate Municipal Index ETF, Long Municipal Index EFF, Pre-Refunded Municipal Index ETF and Short Municipal Index ETF (six of the series constituting Market Vectors ETF Trust) at April 30, 2013, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 19, 2013

84

MARKET VECTORS ETF TRUST

TAX INFORMATION

(unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund.

Accordingly, the information needed by shareholders for calendar year 2013 income tax purposes will be sent to them in early 2014. Please consult your tax advisor for proper treatment of this information.

Of the dividends and distributions paid by the Funds, the corresponding percentages represent the amount of such dividends which are tax exempt for regular Federal income tax purposes.

Fund
CEF Municipal	98.89%
High-Yield	98.72%
Intermediate	99.47%
Long	99.33%
Pre-Refunded	100.00%
Short	95.73%

For CEF Municipal, 0.66% of the dividends and distributions paid were from ordinary income and 0.45% were paid from long-term capital gains. For High-Yield, 1.28% of the dividends and distributions paid were from ordinary income. For Intermediate, 0.12% of the dividends and distributions paid were from ordinary income and 0.41% paid were from long-term capital gains. For Long, 0.67% of the dividends and distributions paid were from ordinary income. For Short, 0.03% of the dividends and distributions paid were from ordinary income and 4.24% were paid from long-term capital gains.

85

BOARD OF TRUSTEES AND OFFICERS

April 30, 2013 (unaudited)

Independent Trustees:
Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years

David H. Chow, 55*†	Chairman Trustee	Since 2008 Since 2006	Founder and CEO, DanCourt Management LLC (financial/strategy consulting firm and Registered Investment Adviser), March 1999 to present.	52	Director, Forward Management LLC and Audit Committee Chairman; Trustee, Berea College of Kentucky and Vice-Chairman of the Investment Committee; Member of the Governing Council of the Independent Directors Council; Secretary and Board Member of the CFA Society of Stamford.

R. Alastair Short, 59*†	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle), January 1988 to present; Vice Chairman, W.P. Stewart & Co., Inc. (asset management firm), September 2007 to September 2008; and Managing Director, The GlenRock Group, LLC (private equity investment firm), May 2004 to September 2007.	63	Chairman and Independent Director, EULAV Asset Management, January 2011 to present; Independent Director, Tremont offshore funds, June 2009 to present; Director, Kenyon Review.

Peter J.
Sidebottom, 50*†	Trustee	Since 2012	Partner, Bain & Company (management consulting firm), April 2012 to present; Executive Vice President and Senior Operating Committee Member, TD Ameritrade (on-line brokerage firm), February 2009 to January 2012; Executive Vice President, Wachovia Corporation (financial services firm), December 2004 to February 2009.	52	Board Member, Special Olympics, New Jersey, November 2011 to present; Director, The Charlotte Research Institute, December 2000 to present; Board Member, Social Capital Institute, University of North Carolina Charlotte, November 2004 to January 2012.

Richard D.
Stamberger, 53*†	Trustee	Since 2006	President and CEO, SmartBrief, Inc. (media company).	63	None.

[1]	The address for each Trustee and officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.
[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
[3]	The Fund Complex consists of the Van Eck Funds, Van Eck VIP Trust and the Trust.
*	Member of the Audit Committee.
†	Member of the Nominating and Corporate Governance Committee.
86

Interested Trustee:

Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years

Jan F. van Eck, 49[4]	Trustee, President and Chief Executive Officer	Trustee (Since 2006); President and Chief Executive Officer (Since 2009)	Director, President and Owner of the Adviser, Van Eck Associates Corporation; Director and President, Van Eck Securities Corporation (“VESC”); Director and President, Van Eck Absolute Return Advisers Corp. (“VEARA”).	52	Director, National CDirector, National Committee on US- China Relations.

[1]	The address for each Trustee and officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.
[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
[3]	The Fund Complex consists of the Van Eck Funds, Van Eck VIP Trust and the Trust.
[4]	“Interested person” of the Trust within the meaning of the 1940 Act. Mr. van Eck is an officer of the Adviser.

Officer’s Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years

Russell G. Brennan, 48	Assistant Vice President and Assistant Treasurer	Since 2008	Assistant Vice President and Assistant Treasurer of the Adviser (since 2008); Manager (Portfolio Administration) of the Adviser, September 2005 to October 2008; Officer of other investment companies advised by the Adviser.

Charles T. Cameron, 53	Vice President	Since 2006	Director of Trading (since 1995) and Portfolio Manager (since 1997) for the Adviser; Officer of other investment companies advised by the Adviser.

Simon Chen, 41	Assistant Vice President	Since 2012	Greater China Director of the Adviser (since January 2012); General Manager, SinoMarkets Ltd. (June 2007 - December 2011).

John J. Crimmins, 55	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	Vice President, Chief Financial Officer and Principal Accounting Officer (Since 2012); Treasurer (Since 2009)	Vice President of Portfolio Administration of the Adviser, June 2009 to present; Vice President of VESC and VEARA, June 2009 to present; Chief Financial, Operating and Compliance Officer, Kern Capital Management LLC, September 1997 to February 2009; Officer of other investment companies advised by the Adviser.

Eduardo Escario, 37	Vice President	Since 2012	Regional Director, Business Development/Sales for Southern Europe and South America of the Adviser (since July 2008); Regional Director (Spain, Portugal, South America and Africa) of Dow Jones Indexes and STOXX Ltd. (May 2001 - July 2008).

Lars Hamich, 44	Vice President	Since 2012	Managing Director and Chief Executive Officer of Van Eck Global (Europe) GmbH (since 2009); Chief Executive Officer of Market Vectors Index Solutions GmbH (“MVIS”) (since June 2011); Managing Director of STOXX Limited (until 2008).

Wu-Kwan Kit, 31	Assistant Vice President and Assistant Secretary	Since 2011	Assistant Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (since 2011); Associate, Schulte Roth & Zabel (September 2007 - 2011); University of Pennsylvania Law School (August 2004 - May 2007).

Susan C. Lashley, 58	Vice President	Since 2006	Vice President of the Adviser and VESC; Officer of other investment companies advised by the Adviser.

Laura I. Martínez, 33	Assistant Vice President and Assistant Secretary	Since 2008	Assistant Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (since 2008); Associate, Davis Polk & Wardwell (October 2005 - June 2008); Officer of other investment companies advised by the Adviser.
87

BOARD OF TRUSTEES AND OFFICERS

(unaudited) (continued)

Officer’s Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years

Joseph J. McBrien, 64	Senior Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer	Senior Vice President, Secretary and Chief Legal Officer (Since 2006); Chief Compliance Officer (Since 2013)	Senior Vice President, General Counsel and Secretary of the Adviser, VESC and VEARA (since December 2005); Director of VESC and VEARA (since October 2010); Officer of other investment companies advised by the Adviser.

Ferat Oeztuerk, 30	Assistant Vice President	Since 2012	Sales Associate, Van Eck Global (Europe) GmbH (since November 2011); Account Manager, Vodafone Global Enterprise Limited (January 2011 to October 2011).

Jonathan R. Simon, 38	Vice President and Assistant Secretary	Since 2006	Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (since 2006); Officer of other investment companies advised by the Adviser.

Bruce J. Smith, 58	Senior Vice President	Since 2006	Senior Vice President, Chief Financial Officer, Treasurer and Controller of the Adviser, VESC and VEARA (since 1997); Director of the Adviser, VESC and VEARA (since October 2010); Officer of other investment companies advised by the Adviser.

[1]	The address for each Officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.
[2]	Officers are elected yearly by the Trustees.
88

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser:
Van Eck Associates Corporation

Distributor:
Van Eck Securities Corporation
335 Madison Avenue
New York, NY 10017
vaneck.com

Account Assistance:
1.888.MKT.VCTR

MUNIAR

Item 2. CODE OF ETHICS.

(a)  The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  No response required.

(c)  The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)  The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)  Not applicable.

(f)  The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that David H. Chow, R.
     Alastair Short and Richard D. Stamberger, members of the Audit and Corporate
     Governance Committees, are "audit committee financial experts" and
     "independent" as such terms are defined in the instructions to Form N-CSR
     Item 3(a)(2).

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

     Ernst & Young, as principal accountant for the Market Vectors ETF
     Trust, billed audit fees of $296,770 for the period ending April 30, 2013 and $196,000 for the period ending April 30, 2012 for CEF Municipal Income
     ETF, High-Yield Municipal Index ETF, Intermediate Municipal Index ETF, Long
     Municipal Index ETF, Pre-Refunded Municipal Index ETF, and Short Municipal
     Index ETF.

(b)  Audit-Related Fees

     Ernst & Young billed audit-related fees of $16,000 for the period ending
     April 30, 2013 and $0 for the period ending April 30, 2012.

(c)  Tax Fees

     Ernst & Young billed tax fees of $111,847 for the period ending April 30,
     2013 and $62,196 for the period ending April 30, 2012.

(d)  All Other Fees

None.

(e)  The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Fund, by the independent accountants as required by
     Section 10A of the Securities Exchange Act of 1934. The Audit Committee
     has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

     The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)  Not applicable.

(g)  Not applicable.

(h)  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded the Market Vectors ETF Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act, provide reasonable assurances that material information relating to the Market Vectors Trust is made to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) The code of ethics is attached as EX-99.CODE ETH

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule
       30a-2(a) under the Act (17 CFR 270.30a-2) is attached as
       Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ----------------------------------------------------------

Date July 9, 2013
     -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date July 9, 2013
     -------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date July 9, 2013
     -------------